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Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Consumer Industries

Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth (formerly Utilities Growth)

Annual Report

for the year ending
July 31, 2000

and

Prospectus

dated September 28, 2000

Contents

Performance Overview	A-4
Consumer Industries	A-5	Performance
	A-9	Fund Talk: The Manager's Overview
	A-10	Investment Summary
	A-11	Ivestments
	A-14	Financial Statements
	A-18	Notes to the Financial Statements
Cyclical Industries	A-22	Performance
	A-26	Fund Talk: The Manager's Overview
	A-27	Investment Summary
	A-28	Ivestments
	A-31	Financial Statements
	A-35	Notes to the Financial Statements
Financial Services	A-39	Performance
	A-43	Fund Talk: The Manager's Overview
	A-44	Investment Summary
	A-45	Ivestments
	A-47	Financial Statements
	A-51	Notes to the Financial Statements
Health Care	A-55	Performance
	A-59	Fund Talk: The Manager's Overview
	A-60	Investment Summary
	A-61	Ivestments
	A-63	Financial Statements
	A-67	Notes to the Financial Statements
Natural Resources	A-71	Performance
	A-75	Fund Talk: The Manager's Overview
	A-76	Investment Summary
	A-77	Ivestments
	A-79	Financial Statements
	A-83	Notes to the Financial Statements
Technology	A-88	Performance
	A-92	Fund Talk: The Manager's Overview
	A-93	Investment Summary
	A-94	Ivestments
	A-97	Financial Statements
	A-101	Notes to the Financial Statements
Telecommunications & Utilities Growth	A-105	Performance
	A-109	Fund Talk: The Manager's Overview
	A-110	Investment Summary
	A-111	Ivestments
	A-113	Financial Statements
	A-117	Notes to the Financial Statements
Independent Auditors' Report	A-121	The auditors' opinion.
Distributions	A-122
Prospectus	P-1

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The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

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Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Performance Overview

The majority of sectors in the U.S. equity market experienced a significant turnaround in investor sentiment during the 12-month period that ended July 31, 2000. Throughout the year, investors progressively flirted, chased and then ultimately retreated from sectors of the new economy, such as technology, wireless telecommunications and biotechnology. At the same time, most had turned their backs on more traditional sectors, such as health, financial services, energy and real estate, to start the period, only to renew their confidence in them again later on.

Going into the period, investors clamored for shares of anything tied to the Internet and technology, driving the prices of unprofitable companies to historically high levels and buoying the capital markets with robust demand for initial public offerings. During this Internet stock boom, investors turned phrases such as "dot-com," "B2B" and "cyberspace" into the daily lexicon of everyone from Wall Street strategists to plumbers.

Meanwhile, lacking the price appreciation of technology and telecommunications stocks, investors soured on more traditional companies early on, resulting in the overall poor performance of value stocks during the third and fourth quarters of 1999. Brisk outflows from value-oriented mutual funds and huge inflows to growth funds - many of which had loaded up on technology stocks - exacerbated the trend.

During the second half of the period, however, the equity markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated domestic economy was delivered via a series of five interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate by a total of 1.50% during the period - gradually tempered the optimism toward stocks as the period progressed. Most of the effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll in the first and second quarters of 2000. The Dow Jones Industrial Average - a benchmark of blue chip stocks - returned 0.27% during the past year, but has declined 7.65% in the first seven months of 2000. Similarly, the Standard & Poor's 500 SM Index, an index of 500 larger companies, returned 8.98% for the 12-month period, but feeling the impact of the Fed's action, has lost 1.98% so far in 2000. Even the seemingly invincible NASDAQ Composite Index, which finished the period with a 43.08% gain, has given back 7.33% year to date. Growing concerns about a potential slowdown in the economy during the second half of the period also affected small-cap stocks, as evidenced by the Russell 2000®'s 13.77% advance for the year, compared to its weak -0.28% return so far in 2000.

The equity sector rotation was fueled in part by a correction in technology stocks. After crossing the 5000 mark early in March, the tech-heavy NASDAQ Composite Index gave back nearly all of its year-to-date gains by the end of the month, then tumbled another 25% during a single week in April. The sell-off in technology was due to overvaluation concerns by notable Wall Street analysts, the federal government's evolving antitrust case against software giant Microsoft, and slower growth forecasts for several tech subsectors, such as semiconductors. Despite the sector's troubles in 2000, the Goldman Sachs Technology Index - an index of 221 stocks designed to measure the performance of companies in the tech sector - returned 51.95% during the 12-month period. The ensuing volatility in technology stocks forced many investors to the sidelines, as evidenced by the exceedingly light trading volume in the second quarter of 2000 and the Goldman Sachs Technology Index's 0.72% year-to-date gain. Investors also began to look toward other areas of the market - such as health and real estate - for steadier growth, changing the investing landscape dramatically from earlier in the period.

Among other sectors, the performance of stocks in the consumer industries sector was hurt by rising interest rates and, toward the end of the period, reports of missed earnings estimates and slower growth from some high-profile companies, including Costco and Office Depot. Still, with growth slowing and share prices dropping, many large food companies went on a buying spree. Philip Morris agreed to purchase Nabisco Holdings and Anglo-Dutch group Unilever snapped up Bestfoods, Slim-Fast Foods and Ben & Jerry's.

In the financial services sector, bank stocks suffered from rising interest rates while brokerage stocks rallied on higher trading volumes. Many investors expected a wave of consolidation in the sector after the government leveled the playing field for all financial services firms in late 1999 by making changes to the Depression-era Glass-Steagall Act - which had prohibited banks and brokerages from operating under the same corporate roof - but it never occurred. The Goldman Sachs Financial Services Index rose 3.20% during the 12-month period.

Higher fuel costs and concerns about a slowdown in the economy plagued the cyclical industries sector. A focus on productivity-boosting, cost-cutting technology in business spending, rather than on traditional ways of manufacturing goods, put pricing pressures on commodities and subsequently dampened the earnings growth of cyclical companies.

Growing demand for their products enabled wireless and cable services to stand out as top-performing industries in the utilities sector. Early on, a wave of consolidation and increasing demand for wireless products fueled strong gains in telecommunications stocks, while electric utilities were hurt by rising interest rates and long-term profitability concerns. The Goldman Sachs Utilities Index returned -0.53% during the 12-month period.

On the positive side of the marketplace, several pharmaceutical stocks in the health sector returned to favor in the latter part of the period on positive earnings and new product reports. Additionally, public and private programs to sequence the human genome were completed in the second quarter of 2000, helping to restore investor confidence in biotech stocks. The Goldman Sachs Health Care Index rose 22.57% in the 12-month period.

Overall, the natural resources sector had good results. For the majority of the period, OPEC's decision to maintain lower oil production, combined with increased demand, helped push the price of oil above $30 per barrel for weeks. Higher prices helped energy services stocks as well as large integrated oil producers. A favorable supply and demand environment also helped push natural gas prices to record levels.

Annual Report

Advisor Consumer Industries Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity® Adv Consumer - CL A	-4.48%	87.51%
Fidelity Adv Consumer - CL A (incl. 5.75% sales charge)	-9.97%	76.73%
S&P 500®	8.98%	131.80%
GS Consumer Industries	-4.55%	76.30%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 295 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL A	-4.48%	17.44%
Fidelity Adv Consumer - CL A (incl. 5.75% sales charge)	-9.97%	15.68%
S&P 500	8.98%	23.99%
GS Consumer Industries	-4.55%	15.61%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $17,673 - a 76.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $17,630 - a 76.30% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Consumer Industries Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL T	-4.69%	85.21%
Fidelity Adv Consumer - CL T (incl. 3.50% sales charge)	-8.03%	78.73%
S&P 500	8.98%	131.80%
GS Consumer Industries	-4.55%	76.30%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 295 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL T	-4.69%	17.07%
Fidelity Adv Consumer - CL T (incl. 3.50% sales charge)	-8.03%	16.01%
S&P 500	8.98%	23.99%
GS Consumer Industries	-4.55%	15.61%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $17,873 - a 78.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $17,630 - a 76.30% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Consumer Industries Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL B	-5.19%	82.13%
Fidelity Adv Consumer - CL B (incl. contingent deferred sales charge)	-9.86%	79.13%
S&P 500	8.98%	131.80%
GS Consumer Industries	-4.55%	76.30%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 295 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL B	-5.19%	16.57%
Fidelity Adv Consumer - CL B (incl. contingent deferred sales charge)	-9.86%	16.08%
S&P 500	8.98%	23.99%
GS Consumer Industries	-4.55%	15.61%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $17,913 - a 79.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $17,630 - a 76.30% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Consumer Industries Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL C	-5.19%	82.18%
Fidelity Adv Consumer - CL C (incl. contingent deferred sales charge)	-6.12%	82.18%
S&P 500	8.98%	131.80%
GS Consumer Industries	-4.55%	76.30%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks
- and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 295 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - CL C	-5.19%	16.58%
Fidelity Adv Consumer - CL C (incl. contingent deferred sales charge)	-6.12%	16.58%
S&P 500	8.98%	23.99%
GS Consumer Industries	-4.55%	15.61%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $18,218 - an 82.18% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $17,630 - a 76.30% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Consumer Industries Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
John Porter, Portfolio Manager of Fidelity Advisor Consumer Industries Fund

Q. How did the fund perform, John?

A. During the 12-month period that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares had returns of -4.48%, -4.69%, -5.19% and -5.19%, respectively. This performance was in line with the performance of the Goldman Sachs Consumer Industries Index - an index of 295 stocks designed to measure the performance of companies in the consumer industries sector - which lost 4.55% during the same 12-month period. The fund lagged the Standard & Poor's 500 Index's return of 8.98% during the same period.

A. During the 12-month period that ended July 31, 2000, the fund's Institutional Class shares returned -4.20. This return was slightly ahead of the performance of the Goldman Sachs Consumer Industries Index-an index of 295 stocks designed to measure the performance of companies in the consumer industries sector -which lost 4.55% during the same 12-month period. The fund lagged the Standard & Poor's 500 Index's return of 8.98% during the same period.

Q. What factors kept the fund in line with the performance of the Goldman Sachs index during the period?

A. I think the main reason the fund's performance generally was in line with or slightly ahead of the index was because there weren't any specific areas to steer the fund toward during the past year that delivered consistent outperformance. I break down the consumer industries sector into three main subsectors: consumer products; media, including entertainment and advertising; and retail. At different points throughout the year, each of those different subsectors performed well, but none of them consistently outperformed the other. As the period progressed, different subsectors would take the spotlight, making it extremely difficult to participate successfully in an overweighted buy-and-hold trend due to the volatility.

Q. Did you make any adjustments to your strategy during the period?

A. During the past three months, I positioned the fund defensively with regard to retail, underweighting that subsector because I believed the economy began to slow. The decline of price-to-earnings multiples of several retail stocks reflected the market's cynicism toward these companies, and we saw some of the retailers, such as Costco, which was sold off entirely during the period, experience growth problems. Meanwhile, the top-tier retailers - such as Wal-Mart and Home Depot - continued to execute very well through the end of the period. Within the retail sector, I marginally added to the fund's positions in supermarkets - such as Safeway - and drug stores - such as Walgreens - to exploit consumers' needs to purchase staple products. At the same time, I began increasing the fund's weighting in consumer products stocks, such as Coca-Cola, Procter & Gamble and Gillette, which are defensive in nature. Additionally, I believed these stocks became attractively valued and could benefit from having a significant multi-national presence should foreign economies improve and currencies strengthen.

Q. How did the fund's investments in other areas of consumer industries influence performance?

A. Our overweighted position in media and advertising stocks throughout the period served us well. The fund's focus on advertising-driven media, such as AMFM and Disney - via its ownership of the ABC network broadcast operation - as well as advertising agencies, remained one of the fund's best growth sectors. Elsewhere, the fund's underweighted position in the soft drink industry, specifically Coca-Cola, made the largest positive contribution to the fund's performance. However, the fund's restaurant positions - including McDonald's, which suffered slower sales and analyst downgrades in May - detracted from performance.

Q. What specific stocks performed well? Which disappointed?

A. Wal-Mart, the fund's largest holding, stood out as the top relative contributor to performance based on solid earnings, steady same-store sales growth and a successful overseas acquisition. Investors reacted favorably to Viacom's acquisition of CBS, as well as the fiscal discipline implemented at its Paramount film unit. On the down side, the fund's overweighting of Procter & Gamble hurt performance after the company pre-announced an earnings shortfall in the first quarter, sparking a sell-off across consumer stocks. Ongoing concerns over product liability suits plagued top-10 holding Philip Morris.

Q. What's your outlook?

A. I don't believe the slowing of the economy is accurately reflected in the prices people are paying for retail and consumer products stocks. Consumer products stocks are beaten down and the market is not rewarding them for the relative stability they can provide. In retail, I don't think the current price multiples reflect how slow things can get in a slowing economy - even for some of the best retailers. Meanwhile, I am very enthusiastic about many of the media-related sectors in which the fund invests. So going forward, I will continue to position the fund defensively to weather an economic slowdown, while keeping an eye on consumer expenditure patterns.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$30 million

Manager: John Porter, since 1999; joined Fidelity in 1995

3

Annual Report

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Wal-Mart Stores, Inc.	6.7
Home Depot, Inc.	4.9
The Coca-Cola Co.	4.8
Walt Disney Co.	4.2
Viacom, Inc. Class B (non-vtg.)	3.7
Procter & Gamble Co.	3.1
Time Warner, Inc.	3.0
Kimberly-Clark Corp.	2.3
PepsiCo, Inc.	2.2
Philip Morris Companies, Inc.	2.1
37.0
Top Industries as of July 31, 2000
% of fund's net assets
Broadcasting	11.9%
Household Products	10.2%
Entertainment	10.2%
General Merchandise Stores	8.8%
Beverages	8.6%
All Others*	50.3%

* Includes short-term investments and net other assets.

Annual Report

Advisor Consumer Industries Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (Note 1)
ADVERTISING - 1.4%
Omnicom Group, Inc.	3,850	$ 327,250
TMP Worldwide, Inc. (a)	500	36,000
Young & Rubicam, Inc.	1,100	62,150
		425,400
APPAREL STORES - 2.8%
American Eagle Outfitters, Inc. (a)	1,100	16,363
AnnTaylor Stores Corp. (a)	1,700	48,025
Claire's Stores, Inc.	1,800	30,375
Gap, Inc.	13,568	485,904
Talbots, Inc.	900	45,450
The Limited, Inc.	7,480	152,873
TJX Companies, Inc.	2,300	38,525
Venator Group, Inc. (a)	2,600	36,725
		854,240
AUTOS, TIRES, & ACCESSORIES - 0.1%
AutoNation, Inc.	6,400	44,400
BEVERAGES - 8.6%
Adolph Coors Co. Class B	1,400	88,200
Anheuser-Busch Companies, Inc.	6,200	499,100
Canandaigua Brands, Inc. Class A (a)	1,500	74,063
Coca-Cola Enterprises, Inc.	3,600	69,075
Panamerican Beverages, Inc. Class A	1,600	29,600
Pepsi Bottling Group, Inc.	3,300	100,856
Seagram Co. Ltd.	5,200	291,528
The Coca-Cola Co.	23,800	1,459,238
		2,611,660
BROADCASTING - 11.9%
Adelphia Communications Corp. Class A (a)	750	26,438
American Tower Corp. Class A (a)	2,900	124,338
AMFM, Inc. (a)	6,400	457,200
AT&T Corp. - Liberty Media Group Class A (a)	28,200	627,450
Cablevision Systems Corp. Class A (a)	1,350	88,847
Chris-Craft Industries, Inc.	200	13,375
Clear Channel Communications, Inc. (a)	3,950	300,941
Comcast Corp. Class A (special) (a)	9,700	329,952
Cox Communications, Inc. Class A (a)	3,200	118,200
E.W. Scripps Co. Class A	400	19,750
EchoStar Communications Corp. Class A (a)	2,800	110,425
Entercom Communications Corp. Class A (a)	1,200	46,575
Infinity Broadcasting Corp. Class A (a)	8,300	292,575
Time Warner, Inc.	12,094	927,459
UnitedGlobalCom, Inc. Class A (a)	900	44,156

	Shares	Value (Note 1)
Univision Communications, Inc. Class A (a)	300	$ 37,275
USA Networks, Inc. (a)	3,300	69,506
		3,634,462
CELLULAR - 1.1%
Crown Castle International Corp. (a)	3,400	115,600
Nextel Communications, Inc. Class A (a)	900	50,344
SBA Communications Corp. Class A	3,200	144,400
		310,344
COMPUTER SERVICES & SOFTWARE - 1.1%
Amazon.com, Inc. (a)	2,000	60,250
America Online, Inc. (a)	600	31,988
Circle.com (a)	600	1,875
CMGI, Inc. (a)	700	26,513
eBay, Inc. (a)	600	30,000
Microsoft Corp. (a)	2,050	143,116
Priceline.com, Inc. (a)	2,100	49,613
		343,355
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Pitney Bowes, Inc.	900	31,163
Xerox Corp.	3,100	46,113
		77,276
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp.	800	29,750
Gemstar-TV Guide International, Inc. (a)	2,094	127,341
General Motors Corp. Class H (a)	2,900	75,038
		232,129
DRUG STORES - 1.9%
Walgreen Co.	18,700	583,206
ENTERTAINMENT - 10.2%
Carnival Corp.	6,900	128,944
Fox Entertainment Group, Inc. Class A (a)	4,800	147,000
Hollywood Entertainment Corp. (a)	1,300	11,863
Mandalay Resort Group (a)	3,100	75,756
MGM Grand, Inc.	2,300	82,656
Park Place Entertainment Corp. (a)	2,400	30,150
SFX Entertainment, Inc. Class A (a)	2,150	98,900
Viacom, Inc.:
Class A (a)	1,600	106,700
Class B (non-vtg.) (a)	17,105	1,134,275
Walt Disney Co.	32,900	1,272,819
		3,089,063
Common Stocks - continued
	Shares	Value (Note 1)
FOODS - 6.9%
American Italian Pasta Co. Class A (a)	2,000	$ 39,500
Bestfoods	5,050	351,606
Corn Products International, Inc.	1,789	44,725
Dean Foods Co.	800	27,850
Earthgrains Co.	3,600	72,000
H.J. Heinz Co.	1,800	71,888
Hormel Foods Corp.	1,800	29,138
IBP, Inc.	2,400	34,650
Keebler Foods Co.	3,500	154,438
Kellogg Co.	2,300	59,656
Nabisco Group Holdings Corp.	3,600	95,400
Nabisco Holdings Corp. Class A	1,400	74,025
PepsiCo, Inc.	14,400	659,700
Quaker Oats Co.	3,300	221,925
Sysco Corp.	4,100	161,438
		2,097,939
GENERAL MERCHANDISE STORES - 8.8%
Ames Department Stores, Inc. (a)	3,100	22,088
BJ's Wholesale Club, Inc. (a)	1,900	56,881
Consolidated Stores Corp. (a)	6,140	73,296
Dollar General Corp.	4,531	83,257
Dollar Tree Stores, Inc. (a)	1,275	54,267
JCPenney Co., Inc.	1,800	29,025
Kohls Corp. (a)	3,900	221,325
Neiman Marcus Group, Inc. Class A (a)	1,400	46,200
Target Corp.	2,000	58,000
Wal-Mart Stores, Inc.	37,100	2,038,164
		2,682,503
GROCERY STORES - 3.1%
Albertson's, Inc.	2,521	76,103
Hain Celestial Group, Inc. (a)	7,369	196,200
Kroger Co. (a)	10,400	215,150
Safeway, Inc. (a)	8,850	398,803
Whole Foods Market, Inc. (a)	800	35,750
Winn-Dixie Stores, Inc.	600	8,588
		930,594
HOME FURNISHINGS - 0.2%
Linens'n Things, Inc. (a)	2,500	74,844
HOUSEHOLD PRODUCTS - 10.2%
Avon Products, Inc.	15,250	605,234
Clorox Co.	8,498	351,074
Colgate-Palmolive Co.	6,900	384,244
Estee Lauder Companies, Inc. Class A	7,030	309,320
Gillette Co.	17,000	496,188

	Shares	Value (Note 1)
Procter & Gamble Co.	16,685	$ 948,959
Yankee Candle Co., Inc.	700	14,613
		3,109,632
LEISURE DURABLES & TOYS - 1.0%
Brunswick Corp.	900	16,931
Callaway Golf Co.	3,100	38,944
Harley-Davidson, Inc.	5,300	237,838
		293,713
LODGING & GAMING - 0.4%
International Game Technology (a)	1,200	35,625
Prime Hospitality Corp. (a)	2,100	19,950
Starwood Hotels & Resorts Worldwide, Inc. unit	1,600	54,600
		110,175
PACKAGING & CONTAINERS - 0.2%
Tupperware Corp.	2,700	52,481
PAPER & FOREST PRODUCTS - 2.3%
Kimberly-Clark Corp.	12,300	706,481
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.	2,000	109,750
PRINTING - 0.3%
R.R. Donnelley & Sons Co.	2,400	53,400
Valassis Communications, Inc. (a)	800	26,900
		80,300
PUBLISHING - 2.8%
Dow Jones & Co., Inc.	500	32,969
Gannett Co., Inc.	1,100	59,263
Harcourt General, Inc.	1,150	63,466
Harte Hanks Communications, Inc.	1,900	48,094
Houghton Mifflin Co.	700	33,163
Knight-Ridder, Inc.	700	36,488
McGraw-Hill Companies, Inc.	3,700	219,919
Meredith Corp.	2,000	63,625
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	2,700	32,569
Reader's Digest Association, Inc. Class A (non-vtg.)	2,200	83,188
The New York Times Co. Class A	2,600	107,088
Tribune Co.	2,400	78,000
		857,832
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Pinnacle Holdings, Inc. (a)	3,200	179,800
RESTAURANTS - 2.2%
Brinker International, Inc. (a)	1,500	42,844
Common Stocks - continued
	Shares	Value (Note 1)
RESTAURANTS - CONTINUED
CEC Entertainment, Inc. (a)	1,350	$ 37,631
Darden Restaurants, Inc.	1,900	30,994
Jack in the Box, Inc. (a)	2,700	57,881
McDonald's Corp.	9,800	308,700
Outback Steakhouse, Inc. (a)	4,150	95,191
Papa John's International, Inc. (a)	600	14,288
Starbucks Corp. (a)	800	30,000
Wendy's International, Inc.	2,500	42,344
		659,873
RETAIL & WHOLESALE, MISCELLANEOUS - 6.6%
Alberto-Culver Co. Class A	2,800	71,050
Bed Bath & Beyond, Inc. (a)	3,200	117,800
Best Buy Co., Inc. (a)	900	65,475
Circuit City Stores, Inc. - Circuit City Group	800	18,350
Home Depot, Inc.	28,600	1,480,050
Lowe's Companies, Inc.	1,400	59,063
Office Depot, Inc. (a)	2,300	14,375
Pier 1 Imports, Inc.	2,900	34,619
Staples, Inc. (a)	7,450	102,903
Tiffany & Co., Inc.	400	13,700
Williams-Sonoma, Inc. (a)	800	31,000
Zale Corp. (a)	400	14,950
		2,023,335
SERVICES - 1.8%
ACNielsen Corp. (a)	1,800	44,100
Cendant Corp. (a)	5,700	73,031
Macrovision Corp. (a)	400	30,200
Manpower, Inc.	2,400	92,850
Modis Professional Services, Inc. (a)	300	2,288
Robert Half International, Inc. (a)	1,000	34,375
True North Communications	3,500	170,844
Viad Corp.	3,700	96,431
		544,119
TELEPHONE SERVICES - 0.3%
AT&T Corp.	3,336	103,208
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.	1,200	46,800
Mohawk Industries, Inc. (a)	800	21,350
NIKE, Inc. Class B	3,000	131,250
Pacific Sunwear of California, Inc. (a)	500	7,563
		206,963

	Shares	Value (Note 1)
TOBACCO - 2.3%
Philip Morris Companies, Inc.	25,200	$ 636,300
RJ Reynolds Tobacco Holdings, Inc.	2,800	79,450
		715,750
TOTAL COMMON STOCKS (Cost $22,860,481)		27,744,827
Cash Equivalents - 8.4%

Fidelity Cash Central Fund, 6.57% (b)	2,115,133	2,115,133
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	434,060	434,060
TOTAL CASH EQUIVALENTS (Cost $2,549,193)		2,549,193
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $25,409,674)		30,294,020
NET OTHER ASSETS - 0.4%		108,159
NET ASSETS - 100%		$ 30,402,179
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $25,564,018. Net unrealized appreciation aggregated $4,730,002, of which $6,619,367 related to appreciated investment securities and $1,889,365 related to depreciated investment securities.

The fund hereby designates approximately $653,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At July 31, 2000, the fund had a capital loss carryforward of approximately $435,000 all of which will expire on July 31, 2008.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $204,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Advisor Consumer Industries Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $25,409,674) - See accompanying schedule		$ 30,294,020
Cash		1,316
Receivable for investments sold		927,688
Receivable for fund shares sold		6,528
Dividends receivable		15,678
Interest receivable		11,835
Other receivables		219
Total assets		31,257,284
Liabilities
Payable for investments purchased	$ 311,873
Payable for fund shares redeemed	48,326
Accrued management fee	10,644
Distribution fees payable	17,008
Other payables and accrued expenses	33,194
Collateral on securities loaned, at value	434,060
Total liabilities		855,105
Net Assets		$ 30,402,179
Net Assets consist of:
Paid in capital		$ 26,500,308
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(982,312)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,884,183
Net Assets		$ 30,402,179
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,609,295 ÷ 239,920 shares)		$15.04
Maximum offering price per share (100/94.25 of $15.04)		$15.96
Class T: Net Asset Value and redemption price per share ($13,275,070 ÷ 888,861 shares)		$14.93
Maximum offering price per share (100/96.50 of $14.93)		$15.47
Class B: Net Asset Value and offering price per share ($9,020,832 ÷ 613,950 shares) A		$14.69
Class C: Net Asset Value and offering price per share ($3,047,658 ÷ 207,150 shares) A		$14.71
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,449,324 ÷ 95,455 shares)		$15.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 314,716
Interest		128,878
Security lending		1,659
Total income		445,253
Expenses
Management fee	$ 205,909
Transfer agent fees	116,996
Distribution fees	211,231
Accounting and security lending fees	60,358
Non-interested trustees' compensation	108
Custodian fees and expenses	7,791
Registration fees	71,659
Audit	23,105
Legal	315
Miscellaneous	2,493
Total expenses before reductions	699,965
Expense reductions	(46,778)	653,187
Net investment income (loss)		(207,934)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(840,883)
Foreign currency transactions	(508)	(841,391)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(865,491)
Assets and liabilities in foreign currencies	(167)	(865,658)
Net gain (loss)		(1,707,049)
Net increase (decrease) in net assets resulting from operations		$ (1,914,983)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (207,934)	$ (162,801)
Net realized gain (loss)	(841,391)	807,597
Change in net unrealized appreciation (depreciation)	(865,658)	3,190,674
Net increase (decrease) in net assets resulting from operations	(1,914,983)	3,835,470
Distributions to shareholders
From net realized gain	(498,458)	(1,579,052)
In excess of net realized gain	(154,415)	-
Total distributions	(652,873)	(1,579,052)
Share transactions - net increase (decrease)	(10,822,065)	13,658,707
Redemption fees	29,843	14,605
Total increase (decrease) in net assets	(13,360,078)	15,929,730
Net Assets
Beginning of period	43,762,257	27,832,527
End of period	$ 30,402,179	$ 43,762,257

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 15.08	$ 13.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	(.68)	1.80	3.31	3.60
Total from investment operations	(.72)	1.77	3.25	3.55
Less Distributions
From net realized gain	(.20)	(.85)	(1.68)	(.07)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.85)	(1.68)	(.07)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Total Return B, C	(4.48)%	13.49%	27.48%	35.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,609	$ 3,504	$ 2,220	$ 944
Ratio of expenses to average net assets	1.50% F	1.55% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% G	1.54% G	1.73% G	1.73% A, G
Ratio of net investment income (loss) to average net assets	(.24)%	(.19)%	(.47)%	(.50)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.93	$ 15.00	$ 13.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.08)	(.06)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.67)	1.79	3.28	3.60
Total from investment operations	(.75)	1.73	3.18	3.51
Less Distributions
From net realized gain	(.20)	(.81)	(1.66)	(.06)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.81)	(1.66)	(.06)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Total Return B, C	(4.69)%	13.20%	26.93%	35.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,275	$ 21,714	$ 13,989	$ 7,314
Ratio of expenses to average net assets	1.75% F	1.79% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.73% G	1.77% G	1.98% G	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.49)%	(.42)%	(.71)%	(.83)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.76	$ 14.91	$ 13.42	$ 11.46
Income from Investment Operations
Net investment income (loss) D	(.15)	(.14)	(.17)	(.08)
Net realized and unrealized gain (loss)	(.67)	1.79	3.26	2.04
Total from investment operations	(.82)	1.65	3.09	1.96
Less Distributions
From net realized gain	(.20)	(.81)	(1.64)	-
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.81)	(1.64)	-
Redemption fees added to paid in capital	.01	.01	.04	-
Net asset value, end of period	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Total Return B, C	(5.19)%	12.71%	26.30%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,021	$ 9,832	$ 5,419	$ 596
Ratio of expenses to average net assets	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.30% G	2.48% G	2.46% A, G
Ratio of net investment income (loss) to average net assets	(.99)%	(.95)%	(1.23)%	(1.60)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Net asset value, beginning of period	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) D	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	(.67)	1.80	2.87
Total from investment operations	(.82)	1.65	2.74
Less Distributions
From net realized gain	(.20)	(.83)	(.49)
In excess of net realized gain	(.06)	-	-
Total distributions	(.26)	(.83)	(.49)
Redemption fees added to paid in capital	.01	.01	.04
Net asset value, end of period	$ 14.71	$ 15.78	$ 14.95
Total Return B, C	(5.19)%	12.72%	22.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,048	$ 2,758	$ 1,461
Ratio of expenses to average net assets	2.25% F	2.32% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.30% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.99)%	(.95)%	(1.27)% A
Portfolio turnover	69%	80%	144%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 16.11	$ 15.12	$ 13.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)	.02	(.03)	(.01)
Net realized and unrealized gain (loss)	(.69)	1.81	3.31	3.59
Total from investment operations	(.69)	1.83	3.28	3.58
Less Distributions
From net realized gain	(.20)	(.85)	(1.70)	(.07)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.85)	(1.70)	(.07)
Redemption fees added to paid in capital	.02	.01	.03	-
Net asset value, end of period	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Total Return B, C	(4.20)%	13.87%	27.70%	35.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449	$ 5,954	$ 4,745	$ 1,333
Ratio of expenses to average net assets	1.25% F	1.26% F	1.50% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.24% G	1.24% G	1.48% G	1.48% A, G
Ratio of net investment income (loss) to average net assets	.01%	.11%	(.20)%	(.13)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,151,520 and $34,476,273, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 8,524	$ 43
Class T	79,553	381
Class B	95,080	71,361
Class C	28,074	14,469
	$ 211,231	$ 86,254

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of

Consumer Industries

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 23,206	$ 9,974
Class T	25,497	8,661
Class B	48,560	48,560*
Class C	3,389	3,389*
	$ 100,652	$ 70,584

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 11,164.33
Class T	49,516.31
Class B	34,766.37
Class C	10,709.38
Institutional Class	10,841.27
	$ 116,996

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,422 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $423,220. The fund received cash collateral of $434,060 which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 4,076
Class T	1.75%	16,304
Class B	2.25%	14,995
Class C	2.25%	4,890
Institutional Class	1.25%	2,353
		$ 42,618

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,133 under this arrangement.

In addition, through an arrangement with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class T	$ 1,027

Consumer Industries

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net realized gain
Class A	$ 42,252	$ 121,205
Class T	225,103	772,710
Class B	124,768	327,913
Class C	33,851	82,950
Institutional Class	72,484	274,274
Total	$ 498,458	$ 1,579,052
In excess of net realized gain
Class A	$ 13,089	$ -
Class T	69,734	-
Class B	38,651	-
Class C	10,487	-
Institutional Class	22,454	-
Total	$ 154,415	$ -
	$ 652,873	$ 1,579,052

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	175,164	115,099	$ 2,691,443	$ 1,782,025
Reinvestment of distributions	3,047	9,730	47,113	119,873
Shares redeemed	(157,159)	(53,179)	(2,408,041)	(794,506)
Net increase (decrease)	21,052	71,650	$ 330,515	$ 1,107,392
Class T Shares sold	258,873	836,168	$ 3,976,219	$ 12,781,566
Reinvestment of distributions	17,994	59,298	276,740	728,776
Shares redeemed	(750,965)	(465,170)	(11,598,163)	(6,990,735)
Net increase (decrease)	(474,098)	430,296	$ (7,345,204)	$ 6,519,607
Class B Shares sold	267,514	400,266	$ 4,069,631	$ 5,949,947
Reinvestment of distributions	9,759	25,754	148,334	314,459
Shares redeemed	(287,327)	(165,340)	(4,326,711)	(2,389,462)
Net increase (decrease)	(10,054)	260,680	$ (108,746)	$ 3,874,944
Class C Shares sold	140,701	138,656	$ 2,142,602	$ 2,101,382
Reinvestment of distributions	2,696	6,196	41,038	75,712
Shares redeemed	(111,068)	(67,731)	(1,685,976)	(994,371)
Net increase (decrease)	32,329	77,121	$ 497,664	$ 1,182,723
Institutional Class Shares sold	54,848	257,491	$ 838,836	$ 3,899,578
Reinvestment of distributions	4,957	21,083	77,138	260,589
Shares redeemed	(333,892)	(222,900)	(5,112,268)	(3,186,126)
Net increase (decrease)	(274,087)	55,674	$ (4,196,294)	$ 974,041

Consumer Industries

Advisor Cyclical Industries Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL A	-2.13%	60.00%
Fidelity Adv Cyclical - CL A (incl. 5.75% sales charge)	-7.76%	50.80%
S&P 500	8.98%	131.80%
GS Cyclical Industries	-10.98%	38.17%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 253 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL A	-2.13%	12.77%
Fidelity Adv Cyclical - CL A (incl. 5.75% sales charge)	-7.76%	11.08%
S&P 500	8.98%	23.99%
GS Cyclical Industries	-10.98%	8.62%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $15,080 - a 50.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,817 - a 38.17% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Cyclical Industries Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL T	-2.43%	58.61%
Fidelity Adv Cyclical - CL T (incl. 3.50% sales charge)	-5.84%	53.06%
S&P 500	8.98%	131.80%
GS Cyclical Industries	-10.98%	38.17%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 253 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL T	-2.43%	12.52%
Fidelity Adv Cyclical - CL T (incl. 3.50% sales charge)	-5.84%	11.50%
S&P 500	8.98%	23.99%
GS Cyclical Industries	-10.98%	8.62%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $15,306 - a 53.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,817 - a 38.17% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Cyclical Industries Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL B	-2.90%	55.80%
Fidelity Adv Cyclical - CL B (incl. contingent deferred sales charge)	-7.67%	52.80%
S&P 500	8.98%	131.80%
GS Cyclical Industries	-10.98%	38.17%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 253 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL B	-2.90%	12.01%
Fidelity Adv Cyclical - CL B (incl. contingent deferred sales charge)	-7.67%	11.45%
S&P 500	8.98%	23.99%
GS Cyclical Industries	-10.98%	8.62%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,280 - a 52.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,817 - a 38.17% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Cyclical Industries Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL C	-3.11%	55.30%
Fidelity Adv Cyclical - CL C (incl. contingent deferred sales charge)	-4.07%	55.30%
S&P 500	8.98%	131.80%
GS Cyclical Industries	-10.98%	38.17%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 253 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL C	-3.11%	11.92%
Fidelity Adv Cyclical - CL C (incl. contingent deferred sales charge)	-4.07%	11.92%
S&P 500	8.98%	23.99%
GS Cyclical Industries	-10.98%	8.62%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $15,530 - a 55.30% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,817 - a 38.17% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Cyclical Industries Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Brian Hogan, Portfolio Manager of Fidelity Advisor Cyclical Industries Fund

Q. How did the fund perform, Brian?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -2.13%, -2.43%, -2.90% and -3.11%, respectively. For the same 12-month period, the Goldman Sachs Cyclical Industries Index - an index of 253 stocks designed to measure the performance of companies in the cyclical industries sector - fell 10.98%, while the Standard & Poor's 500 Index returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares returned -2.04%. For the same 12-month period, the Goldman Sachs Cyclical Index - an index of 253 stocks designed to measure the performance of companies in the cyclical industries sector - returned -10.98%, while the Standard & Poor's 500 Index returned 8.98%.

Q. What factors drove cyclical industry stocks during the period?

A. Two themes dominated the investment environment - rising interest rates and increasing oil prices. During the 12-month period, the Federal Reserve Board increased short-term interest rates by 150 basis points or 1.50%. Over the same time frame, oil prices rose to as high as $34 per barrel, up from the low $20 range. Both higher interest rates and more expensive oil have the potential to reduce the economy's growth rate. Also, many cyclical industries use petroleum-based resins in the manufacturing processes, and higher raw material prices tend to erode their profit margins. As a result, negative investor sentiment surfaced early in the period and pressured cyclical stock prices. Later, expectations became reality as numerous companies either missed their earnings targets or guided analysts' earnings estimates lower.

Q. How did the fund outperform the Goldman Sachs index in this weak environment?

A. The fund outperformed its benchmark index by virtue of our relatively higher concentration in stocks and sectors that performed well, such as specialty chemicals and diversified conglomerates. The fund's performance also was enhanced by its relatively lower exposure to interest-rate sensitive consumer-oriented stocks, such as auto manufacturers, that performed poorly in the rising interest-rate environment.

Q. Which stocks contributed to the fund's performance?

A. Underweighting automobile manufacturers had a positive impact on the fund's returns. The sector performed poorly in response to rising interest rates, higher prices at the gas pump and a peaking auto production cycle that raised concerns that auto manufacturers would need to offer higher consumer discounts to maintain sales volume. During the 12-month period, specifically underweighting DaimlerChrysler was among the biggest contributors to the fund's performance relative to the Goldman Sachs benchmark index. In addition to the malaise affecting the overall sector, Daimler- Chrysler's stock was further pressured when the merger between Daimler Benz and Chrysler progressed less smoothly than the market expected. General Electric and SPX both performed well. GE, a large, well-diversified old economy stock, successfully adopted the Internet, which facilitated strong revenue growth and accelerating earnings. SPX is a well-managed conglomerate that has profitably shifted its business mix toward higher-growth segments. Tyco International performed well after I began increasing the fund's exposure to it during the second half of the 12-month period. Although allegations of accounting irregularities caused the stock to lose half of its value late in 1999, the stock regained most of these losses as investors gained a better understanding of the issues. The Securities and Exchange Commission subsequently concluded its investigation and issued a report that put claims of financial mismanagement to rest.

Q. Which stocks were disappointing?

A. Honeywell International underperformed as slow revenue growth, mature markets and problems integrating its merger with Allied-Signal pulled the company's stock price down. I reduced the fund's exposure to Honeywell during the period, shifting from an overweighted to an underweighted position relative to the Goldman Sachs index. Textron also fell short of my expectations, suffering from a decline in price-to-earnings multiples that affected almost all defense industry stocks. However, Textron remained a well-managed company with a long track record of achieving its earnings targets, and I remained optimistic that the stock price could recover to reflect the company's good fundamentals and consistent, predictable profitability.

Q. What's your outlook for the coming months?

A. The past few months have demonstrated the market's severe penalties for companies that miss their earnings targets, or otherwise fall short of investors' expectations. Should the investment climate remain unchanged, I expect the fund's performance to be driven as much by avoiding stocks that disappoint as by picking stocks that outperform. Thus, I anticipate maintaining an emphasis on companies with global business opportunities, strong revenue growth and lower-than-average exposure to interest-rate sensitive, consumer-oriented markets.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than $9 million

Manager: Brian Hogan, since February 2000; joined Fidelity in 1994

3

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information see page A-3.

Annual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Tyco International Ltd.	8.3
General Electric Co.	7.8
E.I. du Pont de Nemours and Co.	4.5
Minnesota Mining & Manufacturing Co.	3.8
Ford Motor Co.	3.6
Boeing Co.	3.4
United Technologies Corp.	2.8
Emerson Electric Co.	2.6
Union Carbide Corp.	2.3
Honeywell International, Inc.	2.0
41.1
Top Industries as of July 31, 2000
% of fund's net assets
Chemicals & Plastics	14.5%
Industrial Machinery & Equipment	14.1%
Aerospace & Defense	12.3%
Electrical Equipment	10.5%
Autos, Tires, & Accessories	10.4%
All Others*	38.2%

* Includes short-term investments and net other assets.

Annual Report

Advisor Cyclical Industries Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 12.3%
BFGoodrich Co.	2,700	$ 96,356
Boeing Co.	6,300	308,700
Honeywell International, Inc.	5,412	181,979
Lockheed Martin Corp.	2,114	59,456
Northrop Grumman Corp.	700	49,744
Rockwell International Corp.	1,400	49,088
Textron, Inc.	2,000	114,125
United Technologies Corp.	4,411	257,492
		1,116,940
AIR TRANSPORTATION - 3.1%
AMR Corp.	600	19,838
Atlas Air, Inc. (a)	300	13,313
Continental Airlines, Inc. Class B (a)	600	31,350
Delta Air Lines, Inc.	600	32,213
Northwest Airlines Corp. Class A (a)	1,750	58,406
Ryanair Holdings PLC sponsored ADR (a)	700	29,488
Southwest Airlines Co.	3,525	83,278
UAL Corp.	200	10,825
		278,711
AUTOS, TIRES, & ACCESSORIES - 10.4%
AutoNation, Inc.	3,500	24,281
DaimlerChrysler AG (Reg.)	1,000	52,688
Danaher Corp.	850	43,297
Delphi Automotive Systems Corp.	3,000	44,438
Eaton Corp.	900	61,031
Ford Motor Co.	7,100	330,594
General Motors Corp.	2,706	154,073
Johnson Controls, Inc.	600	31,163
Navistar International Corp. (a)	1,000	35,688
SPX Corp. (a)	800	114,550
TRW, Inc.	1,200	53,925
		945,728
BUILDING MATERIALS - 3.2%
American Standard Companies, Inc. (a)	1,000	44,563
Elcor Corp.	1,600	30,700
Ferro Corp.	200	4,650
Fortune Brands, Inc.	100	2,250
Lafarge Corp.	1,100	24,750
Masco Corp.	4,200	82,950
Shaw Group (a)	800	37,700
Sherwin-Williams Co.	700	14,569
Southdown, Inc.	200	12,450
USG Corp.	100	2,938

	Shares	Value (Note 1)
Vulcan Materials Co.	400	$ 17,125
York International Corp.	700	19,469
		294,114
CHEMICALS & PLASTICS - 14.5%
Air Products & Chemicals, Inc.	900	30,038
Arch Chemicals, Inc.	1,400	28,000
Avery Dennison Corp.	2,040	110,670
Cabot Corp.	500	16,000
Crompton Corp.	1,293	12,688
Dow Chemical Co.	400	11,500
E.I. du Pont de Nemours and Co.	8,960	406,000
Engelhard Corp.	700	12,644
FMC Corp. (a)	600	36,150
Lyondell Chemical Co.	3,700	51,800
Millennium Chemicals, Inc.	3,000	46,500
Potash Corp. of Saskatchewan	300	16,138
PPG Industries, Inc.	600	24,413
Praxair, Inc.	3,800	150,338
Rohm & Haas Co.	1,850	48,100
Sealed Air Corp. (a)	210	10,579
Solutia, Inc.	3,000	42,938
Spartech Corp.	1,700	45,581
Union Carbide Corp.	4,700	210,619
		1,310,696
COMPUTER SERVICES & SOFTWARE - 0.0%
Sabre Holdings Corp. Class A	6	147
CONSTRUCTION - 0.8%
Centex Corp.	500	11,969
D.R. Horton, Inc.	600	9,300
Jacobs Engineering Group, Inc. (a)	300	10,706
Kaufman & Broad Home Corp.	1,300	25,431
Lennar Corp.	600	14,400
		71,806
CONSUMER DURABLES - 3.8%
Minnesota Mining & Manufacturing Co.	3,800	342,238
CONSUMER ELECTRONICS - 0.7%
Black & Decker Corp.	1,400	52,063
General Motors Corp. Class H (a)	476	12,317
		64,380
DRUGS & PHARMACEUTICALS - 0.2%
Sigma-Aldrich Corp.	600	16,350
ELECTRICAL EQUIPMENT - 10.5%
Emerson Electric Co.	3,800	232,038
General Electric Co.	13,800	709,838
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - CONTINUED
Hubbell, Inc. Class B	400	$ 9,650
Plug Power, Inc.	80	4,005
		955,531
ELECTRONIC INSTRUMENTS - 2.4%
Agilent Technologies, Inc.	2,500	101,875
PerkinElmer, Inc.	850	54,347
Thermo Electron Corp. (a)	2,900	60,175
		216,397
ELECTRONICS - 0.6%
Molex, Inc.	200	9,409
Molex, Inc. Class A	1,200	41,700
		51,109
ENERGY SERVICES - 0.1%
Varco International, Inc. (a)	600	10,350
ENGINEERING - 0.9%
Fluor Corp.	2,700	80,494
HOME FURNISHINGS - 0.4%
Leggett & Platt, Inc.	1,900	33,250
HOUSEHOLD PRODUCTS - 0.4%
Aptargroup, Inc.	1,100	27,431
Procter & Gamble Co.	100	5,688
		33,119
INDUSTRIAL MACHINERY & EQUIPMENT - 14.1%
Ballard Power Systems, Inc. (a)	400	35,207
Caterpillar, Inc.	3,000	102,188
CNH Global NV	1,100	8,594
Deere & Co.	1,300	50,131
Dover Corp.	1,000	45,813
Illinois Tool Works, Inc.	2,700	154,575
Ingersoll-Rand Co.	1,700	66,725
ITT Industries, Inc.	500	16,438
Parker-Hannifin Corp.	1,300	46,231
Tyco International Ltd.	14,150	757,009
		1,282,911
IRON & STEEL - 0.6%
Bethlehem Steel Corp. (a)	1,500	6,938
Nucor Corp.	1,000	37,750
USX - U.S. Steel Group	500	8,969
		53,657
LEASING & RENTAL - 0.1%
Ryder System, Inc.	250	5,219

	Shares	Value (Note 1)
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Millipore Corp.	1,000	$ 62,875
MEDICAL FACILITIES MANAGEMENT - 0.0%
Apria Healthcare Group, Inc. (a)	100	1,494
METALS & MINING - 0.7%
Alcoa, Inc.	1,440	43,560
Martin Marietta Materials, Inc.	474	19,997
		63,557
OIL & GAS - 0.7%
Cooper Cameron Corp. (a)	400	25,850
Frontier Oil Corp. (a)	2,000	14,000
National-Oilwell, Inc. (a)	700	23,100
		62,950
PACKAGING & CONTAINERS - 1.2%
Ball Corp.	2,000	69,375
Bemis Co., Inc.	500	17,188
Owens-Illinois, Inc. (a)	2,000	26,625
		113,188
PAPER & FOREST PRODUCTS - 0.4%
International Paper Co.	242	8,228
Pentair, Inc.	900	27,563
		35,791
POLLUTION CONTROL - 1.3%
Allied Waste Industries, Inc. (a)	400	3,725
Ogden Corp.	400	4,925
Republic Services, Inc. (a)	4,400	73,700
Waste Management, Inc.	1,900	35,506
		117,856
RAILROADS - 4.3%
Burlington Northern Santa Fe Corp.	4,200	102,638
Canadian National Railway Co.	1,500	46,396
Canadian Pacific Ltd.	3,000	76,856
CSX Corp.	1,750	43,422
Kansas City Southern Industries, Inc.	25	173
Union Pacific Corp.	2,800	120,925
		390,410
SERVICES - 1.1%
Ecolab, Inc.	2,700	96,694
SHIP BUILDING & REPAIR - 1.6%
General Dynamics Corp.	2,600	146,738
Common Stocks - continued
	Shares	Value (Note 1)
SHIPPING - 0.3%
Frontline Ltd. sponsored ADR (a)	1,800	$ 22,950
Teekay Shipping Corp.	200	7,500
		30,450
TEXTILES & APPAREL - 0.2%
Polymer Group, Inc.	1,500	11,531
Shaw Industries, Inc.	500	6,406
		17,937
TRUCKING & FREIGHT - 0.9%
CNF Transportation, Inc.	400	10,175
Expeditors International of Washington, Inc.	400	20,100
FedEx Corp. (a)	1,000	39,625
USFreightways Corp.	400	11,100
		81,000
TOTAL COMMON STOCKS (Cost $8,138,338)		8,384,087
Cash Equivalents - 11.6%

Fidelity Cash Central Fund, 6.57% (b)	638,731	638,731
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	417,700	417,700
TOTAL CASH EQUIVALENTS (Cost $1,056,431)		1,056,431
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $9,194,769)	9,440,518
NET OTHER ASSETS - (4.1)%	(373,194)
NET ASSETS - 100%	$ 9,067,324
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $9,249,371. Net unrealized appreciation aggregated $191,147, of which $1,045,314 related to appreciated investment securities and $854,167 related to depreciated investment securities.

The fund hereby designates approximately $82,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 82%, 92%, 98%, 100% and 75% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Advisor Cyclical Industries Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $9,194,769) - See accompanying schedule		$ 9,440,518
Receivable for investments sold		234,873
Receivable for fund shares sold		689
Dividends receivable		7,227
Interest receivable		2,813
Other receivables		808
Receivable from investment adviser for expense reductions		3,167
Total assets		9,690,095
Liabilities
Payable to custodian bank	$ 7,516
Payable for investments purchased	163,201
Payable for fund shares redeemed	3,852
Distribution fees payable	3,932
Other payables and accrued expenses	26,570
Collateral on securities loaned, at value	417,700
Total liabilities		622,771
Net Assets		$ 9,067,324
Net Assets consist of:
Paid in capital		$ 8,590,886
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		230,678
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		245,760
Net Assets		$ 9,067,324
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($972,805 ÷ 71,753 shares)		$13.56
Maximum offering price per share (100/94.25 of $13.56)		$14.39
Class T: Net Asset Value and redemption price per share ($3,885,290 ÷ 288,213 shares)		$13.48
Maximum offering price per share (100/96.50 of $13.48)		$13.97
Class B: Net Asset Value and offering price per share ($1,878,571 ÷ 141,748 shares) A		$13.25
Class C: Net Asset Value and offering price per share ($625,010 ÷ 47,125 shares) A		$13.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,705,648 ÷ 124,510 shares)		$13.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 133,468
Interest		26,441
Security lending		309
Total income		160,218
Expenses
Management fee	$ 55,210
Transfer agent fees	30,871
Distribution fees	47,811
Accounting and security lending fees	60,124
Non-interested trustees' compensation	29
Custodian fees and expenses	7,944
Registration fees	70,606
Audit	23,009
Legal	80
Miscellaneous	492
Total expenses before reductions	296,176
Expense reductions	(129,753)	166,423
Net investment income (loss)		(6,205)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	388,346
Foreign currency transactions	242	388,588
Change in net unrealized appreciation (depreciation) on:
Investment securities	(709,083)
Assets and liabilities in foreign currencies	13	(709,070)
Net gain (loss)		(320,482)
Net increase (decrease) in net assets resulting from operations		$ (326,687)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (6,205)	$ (11,063)
Net realized gain (loss)	388,588	28,779
Change in net unrealized appreciation (depreciation)	(709,070)	563,364
Net increase (decrease) in net assets resulting from operations	(326,687)	581,080
Distributions to shareholders
From net realized gain	(178,082)	(287,985)
Share transactions - net increase (decrease)	(1,671,247)	4,985,782
Redemption fees	5,080	6,625
Total increase (decrease) in net assets	(2,170,936)	5,285,502
Net Assets
Beginning of period	11,238,260	5,952,758
End of period	$ 9,067,324	$ 11,238,260

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 13.56	$ 13.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.03)	(.01)
Net realized and unrealized gain (loss)	(.33)	1.23	.76	3.89
Total from investment operations	(.31)	1.24	.73	3.88
Less Distributions
From net investment income	- H	-	-	(.01)
From net realized gain	(.27) H	(.68)	(.99)	(.08)
Total distributions	(.27)	(.68)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.02	.01
Net asset value, end of period	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Total Return B, C	(2.13)%	10.81%	6.05%	39.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 896	$ 471	$ 365
Ratio of expenses to average net assets	1.50% F	1.56% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% G	1.54% G	1.75%	1.73% A, G
Ratio of net investment income (loss) to average net assets	.18%	.05%	(.22)%	(.09)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.51	$ 13.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	(.34)	1.24	.77	3.89
Total from investment operations	(.35)	1.21	.71	3.85
Less Distributions
From net investment income	-	-	-	(.01)
From net realized gain	(.25)	(.66)	(.99)	(.08)
Total distributions	(.25)	(.66)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.02	.01
Net asset value, end of period	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Total Return B, C	(2.43)%	10.57%	5.91%	38.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,885	$ 3,471	$ 2,973	$ 1,920
Ratio of expenses to average net assets	1.75% F	1.83% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% G	1.81% G	2.00%	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.07)%	(.22)%	(.47)%	(.37)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.89	$ 13.40	$ 13.75	$ 11.56
Income from Investment Operations
Net investment income (loss) D	(.07)	(.09)	(.14)	(.06)
Net realized and unrealized gain (loss)	(.34)	1.22	.76	2.25
Total from investment operations	(.41)	1.13	.62	2.19
Less Distributions
From net realized gain	(.24)	(.65)	(.99)	-
Redemption fees added to paid in capital	.01	.01	.02	-
Net asset value, end of period	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Total Return B, C	(2.90)%	10.01%	5.23%	18.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,879	$ 2,043	$ 985	$ 252
Ratio of expenses to average net assets	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.29% G	2.50%	2.45% A, G
Ratio of net investment income (loss) to average net assets	(.57)%	(.70)%	(1.03)%	(1.11)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss) D	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	(.36)	1.20	1.39
Total from investment operations	(.44)	1.11	1.28
Less Distributions
From net realized gain	(.22)	(.67)	(.38)
Redemption fees added to paid in capital	.01	.02	.01
Net asset value, end of period	$ 13.26	$ 13.91	$ 13.45
Total Return B, C	(3.11)%	9.94%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 625	$ 1,451	$ 165
Ratio of expenses to average net assets	2.25% F	2.28% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.27% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.57)%	(.67)%	(1.06)% A
Portfolio turnover	111%	115%	100%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.68	$ 13.84	$ 10.00
Income from Investment Operations
Net investment income D	.06	.04	.01 E	.03
Net realized and unrealized gain (loss)	(.36)	1.25	.75	3.91
Total from investment operations	(.30)	1.29	.76	3.94
Less Distributions
From net investment income	- I	-	-	(.02)
From net realized gain	(.29) I	(.70)	(.95)	(.08)
Total distributions	(.29)	(.70)	(.95)	(.10)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Total Return B, C	(2.04)%	11.15%	6.32%	39.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,706	$ 3,377	$ 1,360	$ 1,756
Ratio of expenses to average net assets	1.25% G	1.31% G	1.50% G	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.24% H	1.29% H	1.50%	1.48% A, H
Ratio of net investment income to average net assets	.43%	.31%	.04%	.25% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of investment income per share.

F For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I The amounts shown reflect certain reclassifications related to book to tax differences.

Cyclical Industries

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,052,419 and $11,742,484, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 2,481	$ 397
Class T	16,915	758
Class B	19,498	14,963
Class C	8,917	6,628
	$ 47,811	$ 22,746

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain

Cyclical Industries

Notes to Financial Statements - continued

4. Fees and Other Transactions with
Affiliates - continued

Sales Load - continued

in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,529	$ 2,335
Class T	8,135	3,305
Class B	11,022	11,022*
Class C	3,704	3,704*
	$ 27,390	$ 20,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 3,413.34
Class T	11,640.34
Class B	7,255.37
Class C	3,145.35
Institutional Class	5,418.23
	$ 30,871

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,155 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $412,391. The fund received cash collateral of $417,700 which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 13,557
Class T	1.75%	46,204
Class B	2.25%	27,184
Class C	2.25%	12,260
Institutional Class	1.25%	29,504
		$ 128,709

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,044 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 19% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of 12% of the total outstanding shares of the fund.

Cyclical Industries

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net realized gain
Class A	$ 20,883	$ 23,684
Class T	54,397	144,300
Class B	34,793	41,003
Class C	14,419	9,726
Institutional Class	53,590	69,272
Total	$ 178,082	$ 287,985

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	61,024	37,470	$ 827,020	$ 504,717
Reinvestment of distributions	1,425	2,196	19,437	23,537
Shares redeemed	(54,082)	(11,006)	(720,877)	(149,922)
Net increase (decrease)	8,367	28,660	$ 125,580	$ 378,332
Class T Shares sold	169,723	149,470	$ 2,263,379	$ 2,008,694
Reinvestment of distributions	3,842	13,134	52,336	140,529
Shares redeemed	(132,075)	(135,949)	(1,771,784)	(1,711,581)
Net increase (decrease)	41,490	26,655	$ 543,931	$ 437,642
Class B Shares sold	92,855	121,052	$ 1,230,975	$ 1,640,891
Reinvestment of distributions	1,960	3,632	26,332	38,541
Shares redeemed	(100,163)	(51,075)	(1,324,215)	(651,249)
Net increase (decrease)	(5,348)	73,609	$ (66,908)	$ 1,028,183
Class C Shares sold	44,151	106,908	$ 584,454	$ 1,480,405
Reinvestment of distributions	650	915	8,758	9,726
Shares redeemed	(102,037)	(15,704)	(1,353,255)	(201,951)
Net increase (decrease)	(57,236)	92,119	$ (760,043)	$ 1,288,180
Institutional Class Shares sold	18,068	145,280	$ 247,803	$ 1,976,046
Reinvestment of distributions	2,497	6,212	34,539	67,155
Shares redeemed	(132,595)	(14,316)	(1,796,149)	(189,756)
Net increase (decrease)	(112,030)	137,176	$ (1,513,807)	$ 1,853,445

Cyclical Industries

Advisor Financial Services Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL A	5.12%	102.38%
Fidelity Adv Financial - CL A (incl. 5.75% sales charge)	-0.92%	90.74%
S&P 500	8.98%	131.80%
GS Financial Services	3.20%	109.74%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 256 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL A	5.12%	19.76%
Fidelity Adv Financial - CL A (incl. 5.75% sales charge)	-0.92%	17.96%
S&P 500	8.98%	23.99%
GS Financial Services	3.20%	20.86%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $19,074 - a 90.74% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,974 - a 109.74% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Financial Services Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL T	4.84%	100.39%
Fidelity Adv Financial - CL T (incl. 3.50% sales charge)	1.17%	93.38%
S&P 500	8.98%	131.80%
GS Financial Services	3.20%	109.74%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 256 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL T	4.84%	19.46%
Fidelity Adv Financial - CL T (incl. 3.50% sales charge)	1.17%	18.37%
S&P 500	8.98%	23.99%
GS Financial Services	3.20%	20.86%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $19,338 - a 93.38% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,974 - a 109.74% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Financial Services Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL B	4.30%	96.97%
Fidelity Adv Financial - CL B (incl. contingent deferred sales charge)	-0.70%	93.97%
S&P 500	8.98%	131.80%
GS Financial Services	3.20%	109.74%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 256 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL B	4.30%	18.93%
Fidelity Adv Financial - CL B (incl. contingent deferred sales charge)	-0.70%	18.46%
S&P 500	8.98%	23.99%
GS Financial Services	3.20%	20.86%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $19,397 - a 93.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,974 - a 109.74% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Financial Services Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL C	4.30%	96.77%
Fidelity Adv Financial - CL C (incl. contingent deferred sales charge)	3.30%	96.77%
S&P 500	8.98%	131.80%
GS Financial Services	3.20%	109.74%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 256 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - CL C	4.30%	18.90%
Fidelity Adv Financial - CL C (incl. contingent deferred sales charge)	3.30%	18.90%
S&P 500	8.98%	23.99%
GS Financial Services	3.20%	20.86%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $19,677 - a 96.77% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,974 - a 109.74% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Financial Services Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
James Catudal, Portfolio Manager of Fidelity Advisor Financial Services Fund

Q. How did the fund perform, Jim?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares had returns of 5.12%, 4.84%, 4.30% and 4.30%, respectively. During the same 12-month period, the Goldman Sachs Financial Services Index - an index of 256 stocks designed to measure the performance of companies in the financial services sector - had a return of 3.20%, while the Standard & Poor's 500 Index returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares had a total return of 5.40%. During the same 12-month period, the Goldman Sachs Financial Services Index - an index of 256 stocks designed to measure the performance of companies in the financial services sector - had a return of 3.20%, while the Standard & Poor's 500 Index returned 8.98%.

Q. What factors affected the performance of financial services stocks during the period?

A. The Federal Reserve Board's attempt to slow the rate of economic growth and avoid inflation by raising short-term interest rates was the biggest factor hurting financial services stocks, causing them to underperform the overall stock market. For the most part, large-cap financial services companies did better than mid- and small-cap firms. Companies with economies of scale in a relatively fast-growing business also generally did well. Otherwise, the investments smaller companies had to make to keep up were just too high. Among banks, commercial credit quality started to deteriorate, although consumer credit quality remained strong. A number of banks lowered their earnings expectations, especially in the past six months, hurting the performance of their stocks. In addition, several relatively high-profile banking mergers ran into trouble as the acquiring institutions struggled to integrate the operations of the newly combined companies. Banks and financial services companies that branched into faster-growing businesses had much better results, and investors gravitated toward those companies they saw as winners. As a result, stocks such as American Express and American International Group were selling at price-to-earnings (P/E) ratios of more than 30, while traditional bank stocks such as KeyCorp were selling at P/E ratios of less than 10.

Q. How did financial institutions other than banks perform?

A. Investment management stocks did well, helped by an increase in merger-and-acquisition activity as well as by their high level of recurring fee income and their long-term growth prospects. Investment banks and securities companies performed well, benefiting from strong underwriting of new equity securities. Commercial property-and-casualty insurance companies and life insurance companies also saw improved performance, although personal property-and-casualty companies continued to have problems.

Q. What were your principal strategies?

A. I overweighted consumer finance, investment management and property-and-casualty and life insurance companies. In general, I underweighted traditional banks, although I did emphasize companies such as Bank of New York and State Street that had large securities processing operations. Also, I emphasized successful large-cap financial services companies, including Citigroup, American Express, Morgan Stanley Dean Witter and American International Group. I also overweighted government-sponsored enterprises such as Fannie Mae and Freddie Mac, although they didn't perform well. I liked these stocks because they were selling at very low valuations and tend to do well when the Fed has completed its cycle of interest-rate hikes.

Q. Which other investments helped performance, and which didn't?

A. Morgan Stanley Dean Witter, a diversified financial services company, had very strong performance, helped by its equity underwriting business. Citigroup also performed well as all its businesses reported good results. Kansas City Southern had good performance. Its stock rose in anticipation of its spin-off of Stillwell Financial. Freddie Mac and Fannie Mae were disappointments, although I continued to like their prospects. They were hurt by rising interest rates and political controversies over their size and over the implied government guarantees behind the securities that they issue.

Q. What is your outlook?

A. We are in an unusual period in which we have to assess both the positive effects of a likely end to interest-rate hikes and the negative effects of potential commercial credit quality problems. The prospects for financial services stocks in general will depend on whether the economy has a hard landing, in which growth slows significantly, or a soft landing, in which growth slows to a more moderate level. If it's the former, financial companies will be hurt. If it's a soft landing, they should do relatively well. Therefore, I have tried to position the fund with stocks that have the potential to do well in either scenario.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$471 million

Manager: James Catudal, since February 2000; joined Fidelity in 1997

3

Annual Report

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Morgan Stanley Dean Witter & Co.	5.3
Citigroup, Inc.	5.2
American International Group, Inc.	4.6
American Express Co.	4.0
Fannie Mae	3.8
Bank of America Corp.	3.2
Wells Fargo & Co.	3.2
Charles Schwab Corp.	3.1
Berkshire Hathaway, Inc. Class A	2.6
Freddie Mac	2.5
37.5
Top Industries as of July 31, 2000
% of fund's net assets
Insurance	24.4%
Banks	21.8%
Credit & Other Finance	16.0%
Securities Industry	15.6%
Federal Sponsored Credit	6.7%
All Others*	15.5%

* Includes short-term investments and net other assets.

Annual Report

Advisor Financial Services Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value (Note 1)
BANKS - 21.8%
Bank of America Corp.	321,004	$ 15,207,565
Bank of New York Co., Inc.	157,760	7,385,140
Bank One Corp.	128,382	4,084,152
Banknorth Group, Inc.	15,000	229,688
Canadian Imperial Bank of Commerce	45,000	1,282,948
Capital One Financial Corp.	35,000	2,051,875
Chase Manhattan Corp.	118,200	5,873,063
Comerica, Inc.	28,250	1,440,750
Fifth Third Bancorp	37,500	1,549,219
First Security Corp.	80,000	1,150,000
First Union Corp.	72,370	1,868,051
Firstar Corp.	194,550	3,842,363
FleetBoston Financial Corp.	175,676	6,291,397
J.P. Morgan & Co., Inc.	30,000	4,005,000
M&T Bank Corp.	2,400	1,133,850
Marshall & Ilsley Corp.	7,000	316,750
Mellon Financial Corp.	145,000	5,464,688
Northern Trust Corp.	31,000	2,321,125
PNC Financial Services Group, Inc.	103,600	5,270,650
Royal Bank of Canada	65,000	3,465,909
Silicon Valley Bancshares (a)	8,000	350,500
State Street Corp.	39,000	3,914,625
SunTrust Banks, Inc.	65,400	3,131,025
Synovus Finanical Corp.	50,000	900,000
Toronto Dominion Bank	89,000	2,115,485
U.S. Bancorp	109,650	2,103,909
UnionBanCal Corp.	378	7,182
Wachovia Corp.	15,605	858,275
Wells Fargo & Co.	364,400	15,054,275
		102,669,459
COMPUTER SERVICES & SOFTWARE - 0.0%
Intuit, Inc. (a)	3,600	122,400
CREDIT & OTHER FINANCE - 16.0%
American Express Co.	329,900	18,701,206
Associates First Capital Corp. Class A	364,000	9,532,250
Citigroup, Inc.	350,493	24,731,662
Countrywide Credit Industries, Inc.	25,000	879,688
Household International, Inc.	240,057	10,697,540
Indymac Bancorp, Inc.	24,800	424,700
MBNA Corp.	199,250	6,649,969
Metris Companies, Inc.	7,500	219,844
NextCard, Inc. (a)	25,000	221,094
Providian Financial Corp.	32,107	3,272,907
		75,330,860
FEDERAL SPONSORED CREDIT - 6.7%
Fannie Mae	354,935	17,702,383

	Shares	Value (Note 1)
Freddie Mac	301,020	$ 11,871,476
SLM Holding Corp.	47,000	2,023,938
		31,597,797
INSURANCE - 24.4%
ACE Ltd.	145,000	5,220,000
AFLAC, Inc.	74,400	3,864,150
Allmerica Financial Corp.	45,400	2,684,275
Allstate Corp.	130,000	3,583,125
AMBAC Financial Group, Inc.	60,100	3,872,694
American General Corp.	47,500	3,167,656
American International Group, Inc.	245,625	21,538,242
Aon Corp.	20,000	720,000
Arthur J. Gallagher & Co.	14,000	686,875
AXA SA de CV sponsored ADR	5,000	378,750
Berkshire Hathaway, Inc.:
Class A (a)	220	12,122,000
Class B (a)	1,824	3,328,800
Commerce Group, Inc.	8,000	222,000
Conseco, Inc.	120,700	950,513
Everest Re Group Ltd.	40,000	1,587,500
Hartford Financial Services Group, Inc.	117,700	7,562,225
HCC Insurance Holdings, Inc.	33,400	684,700
Jefferson-Pilot Corp.	25,000	1,525,000
John Hancock Financial Services, Inc.	30,000	708,750
Lincoln National Corp.	20,000	872,500
Marsh & McLennan Companies, Inc.	54,950	6,703,900
MBIA, Inc.	45,700	2,544,919
MetLife, Inc.	150,000	3,150,000
Nationwide Financial Services, Inc. Class A	21,300	782,775
PartnerRe Ltd.	36,600	1,450,275
PMI Group, Inc.	21,750	1,362,094
Protective Life Corp.	14,000	379,750
Reinsurance Group of America, Inc.	15,000	477,188
Reliastar Financial Corp.	39,201	2,085,003
RenaissanceRe Holdings Ltd.	43,400	2,020,813
SAFECO Corp.	30,000	691,875
Sun Life Financial Services Canada, Inc.	170,000	2,829,142
The Chubb Corp.	89,500	6,623,000
The St. Paul Companies, Inc.	54,000	2,399,625
Torchmark Corp.	20,000	497,500
UnumProvident Corp.	75,000	1,725,000
XL Capital Ltd. Class A	60,000	3,960,000
		114,962,614
LODGING & GAMING - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	22,400	764,400
RAILROADS - 0.0%
Kansas City Southern Industries, Inc.	20,500	142,219
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE INVESTMENT TRUSTS - 4.3%
AMB Property Corp.	37,900	$ 904,863
Apartment Investment & Management Co. Class A	47,400	2,292,975
Archstone Communities Trust	45,000	1,167,188
Arden Realty Group, Inc.	15,000	397,500
Avalonbay Communities, Inc.	10,000	471,250
BRE Properties, Inc. Class A	20,000	648,750
Cousins Properties, Inc.	29,500	1,286,938
Crescent Real Estate Equities Co.	56,100	1,237,706
Duke-Weeks Realty Corp.	68,500	1,678,250
Equity Office Properties Trust	63,900	1,948,950
Equity Residential Properties Trust (SBI)	46,500	2,319,188
First Industrial Realty Trust, Inc.	17,000	544,000
Host Marriott Corp.	50,000	556,250
Kimco Realty Corp.	14,100	581,625
ProLogis Trust	55,700	1,298,506
Public Storage, Inc.	37,500	960,938
Simon Property Group, Inc.	21,000	548,625
Spieker Properties, Inc.	25,500	1,318,031
		20,161,533
SAVINGS & LOANS - 2.8%
Astoria Financial Corp.	20,000	582,500
Bank United Corp. Class A	10,000	364,375
Charter One Financial, Inc.	49,500	1,067,344
Dime Bancorp, Inc.	20,000	322,500
Golden State Bancorp, Inc.	30,000	573,750
Golden West Financial Corp.	48,200	2,217,200
TCF Financial Corp.	76,200	2,243,138
Washington Mutual, Inc.	178,520	5,734,955
		13,105,762
SECURITIES INDUSTRY - 15.6%
A.G. Edwards, Inc.	25,000	1,321,875
Ameritrade Holding Corp. Class A (a)	22,000	281,875
AXA Financial, Inc.	60,900	2,329,425
Bear Stearns Companies, Inc.	35,625	1,919,297
Charles Schwab Corp.	401,326	14,497,903
DLJ, Inc.	10,000	515,625
DLJdirect, Inc. (a)	17,000	114,750
Eaton Vance Corp. (non-vtg.)	15,000	777,188
Federated Investors, Inc. Class B (non-vtg.)	60,000	1,571,250
Franklin Resources, Inc.	30,000	1,076,250
Goldman Sachs Group, Inc.	13,500	1,335,656
Legg Mason, Inc.	15,000	780,000
Lehman Brothers Holdings, Inc.	41,400	4,652,325
Mackenzie Financial Corp.	30,000	438,744
Merrill Lynch & Co., Inc.	46,600	6,023,050
Morgan Stanley Dean Witter & Co.	272,500	24,865,617
Neuberger Berman, Inc.	15,000	744,375

	Shares	Value (Note 1)
PaineWebber Group, Inc.	15,000	$ 1,038,750
Raymond James Financial, Inc.	10,000	250,000
Stilwell Financial, Inc. (a)	82,000	3,613,125
T. Rowe Price Associates, Inc.	26,000	1,062,750
TD Waterhouse Group, Inc.	46,000	839,500
Waddell & Reed Financial, Inc. Class A	104,767	3,431,119
Wit Soundview Group, Inc.	10,000	84,063
		73,564,512
SERVICES - 0.1%
H&R Block, Inc.	20,000	640,000
TOTAL COMMON STOCKS (Cost $362,827,971)		433,061,556
Cash Equivalents - 7.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 7/31/00 due 8/1/00	$ 43,008	43,000
	Shares
Fidelity Cash Central Fund, 6.57% (b)	32,582,266	32,582,266
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	4,214,332	4,214,332
TOTAL CASH EQUIVALENTS (Cost $36,839,598)		36,839,598
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $399,667,569)	469,901,154
NET OTHER ASSETS - 0.4%	1,754,979
NET ASSETS - 100%	$ 471,656,133
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $403,880,955. Net unrealized appreciation aggregated $66,020,199, of which $88,955,862 related to appreciated investment securities and $22,935,663 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $7,462,000 of which $4,198,000 and $3,264,000 will expire on July 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $14,759,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

A total of 100% of Class A's, Class T's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentage for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $43,000) (cost $399,667,569) - See accompanying schedule		$ 469,901,154
Cash		187,383
Receivable for investments sold		9,847,318
Receivable for fund shares sold		2,737,447
Dividends receivable		414,499
Interest receivable		172,903
Redemption fees receivable		435
Other receivables		4,826
Total assets		483,265,965
Liabilities
Payable for investments purchased	$ 6,390,221
Payable for fund shares redeemed	373,705
Accrued management fee	216,352
Distribution fees payable	267,574
Other payables and accrued expenses	147,648
Collateral on securities loaned, at value	4,214,332
Total liabilities		11,609,832
Net Assets		$ 471,656,133
Net Assets consist of:
Paid in capital		$ 426,176,905
Undistributed net investment income		1,705,322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,459,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,233,251
Net Assets		$ 471,656,133
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,087,809 ÷ 2,629,600 shares)		$18.29
Maximum offering price per share (100/94.25 of $18.29)		$19.41
Class T: Net Asset Value and redemption price per share ($179,861,814 ÷ 9,876,018 shares)		$18.21
Maximum offering price per share (100/96.50 of $18.21)		$18.87
Class B: Net Asset Value and offering price per share ($150,879,778 ÷ 8,406,979 shares) A		$17.95
Class C: Net Asset Value and offering price per share ($83,077,552 ÷ 4,626,648 shares) A		$17.96
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,749,180 ÷ 530,087 shares)		$18.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 5,814,825
Interest		1,498,364
Security lending		15,187
Total income		7,328,376
Expenses
Management fee	$ 1,974,906
Transfer agent fees	1,034,853
Distribution fees	2,385,482
Accounting and security lending fees	138,087
Non-interested trustees' compensation	997
Custodian fees and expenses	13,476
Registration fees	159,231
Audit	25,970
Legal	2,365
Miscellaneous	7,970
Total expenses before reductions	5,743,337
Expense reductions	(98,416)	5,644,921
Net investment income		1,683,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(21,284,132)
Foreign currency transactions	(7,754)	(21,291,886)
Change in net unrealized appreciation (depreciation) on:
Investment securities	41,704,382
Assets and liabilities in foreign currencies	5	41,704,387
Net gain (loss)		20,412,501
Net increase (decrease) in net assets resulting from operations		$ 22,095,956

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income	$ 1,683,455	$ 798,328
Net realized gain (loss)	(21,291,886)	(5,100,835)
Change in net unrealized appreciation (depreciation)	41,704,387	3,565,570
Net increase (decrease) in net assets resulting from operations	22,095,956	(736,937)
Distributions to shareholders From net investment income	(642,372)	(365,767)
From net realized gain	-	(12,710,202)
Total distributions	(642,372)	(13,075,969)
Share transactions - net increase (decrease)	156,543,872	75,395,927
Redemption fees	278,776	103,555
Total increase (decrease) in net assets	178,276,232	61,686,576
Net Assets
Beginning of period	293,379,901	231,693,325
End of period (including undistributed net investment income of $1,705,322 and $673,045, respectively)	$ 471,656,133	$ 293,379,901

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 18.74	$ 15.11	$ 10.00
Income from Investment Operations
Net investment income D	.15	.12	.11	.06
Net realized and unrealized gain (loss)	.73	(.31)	3.80	5.06
Total from investment operations	.88	(.19)	3.91	5.12
Less Distributions
From net investment income	(.09)	(.06)	(.06)	(.01)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.09)	(1.07)	(.29)	(.02)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Total Return B, C	5.12%	.69%	26.32%	51.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,088	$ 27,440	$ 21,907	$ 6,275
Ratio of expenses to average net assets	1.25%	1.24%	1.32%	1.75%A, F
Ratio of expenses to average net assets after expense reductions	1.22%G	1.23%G	1.30%G	1.73%A, G
Ratio of net investment income to average net assets	.92%	.73%	.63%	.55%A
Portfolio turnover	73%	38%	54%	26%A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 18.66	$ 15.07	$ 10.00
Income from Investment Operations
Net investment income D	.12	.09	.07	.04
Net realized and unrealized gain (loss)	.71	(.30)	3.78	5.04
Total from investment operations	.83	(.21)	3.85	5.08
Less Distributions
From net investment income	(.05)	(.03)	(.04)	(.01)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.05)	(1.04)	(.27)	(.02)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Total Return B, C	4.84%	.53%	25.96%	50.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 179,862	$ 123,361	$ 118,608	$ 52,003
Ratio of expenses to average net assets	1.47%	1.47%	1.52%	1.94% A
Ratio of expenses to average net assets after expense reductions	1.44% F	1.46% F	1.50% F	1.91% A, F
Ratio of net investment income to average net assets	.70%	.50%	.44%	.37% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31,1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.21	$ 18.52	$ 15.04	$ 12.56
Income from Investment Operations
Net investment income (loss) D	.03	-	(.02)	(.02)
Net realized and unrealized gain (loss)	.70	(.29)	3.76	2.50
Total from investment operations	.73	(.29)	3.74	2.48
Less Distributions
From net investment income	-	(.02)	(.04)	-
From net realized gain	-	(1.01)	(.23)	-
Total distributions	-	(1.03)	(.27)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Total Return B, C	4.30%	.05%	25.29%	19.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 150,880	$ 94,072	$ 65,926	$ 7,737
Ratio of expenses to average net assets	2.01%	1.99%	2.06%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.98% G	1.98% G	2.04% G	2.49% A, G
Ratio of net investment income to average net assets	.16%	(.02)%	(.14)%	(.37)% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31,1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income (loss) D	.03	-	(.03)
Net realized and unrealized gain (loss)	.70	(.29)	3.57
Total from investment operations	.73	(.29)	3.54
Less Distributions
From net investment income	(.02)	(.03)	(.02)
From net realized gain	-	(1.01)	(.21)
Total distributions	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 17.96	$ 17.24	$ 18.56
Total Return B, C	4.30%	.07%	23.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,078	$ 36,552	$ 19,983
Ratio of expenses to average net assets	1.96%	1.95%	2.09% A
Ratio of expenses to average net assets after expense reductions	1.93% F	1.94% F	2.07% A, F
Ratio of net investment income to average net assets	.21%	.02%	(.22)% A
Portfolio turnover	73%	38%	54%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31,1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 18.80	$ 15.14	$ 10.00
Income from Investment Operations
Net investment income D	.21	.18	.14	.10
Net realized and unrealized gain (loss)	.72	(.30)	3.79	5.06
Total from investment operations	.93	(.12)	3.93	5.16
Less Distributions
From net investment income	(.15)	(.08)	(.05)	(.02)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.15)	(1.09)	(.28)	(.03)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Total Return B, C	5.40%	1.12%	26.39%	51.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,749	$ 11,956	$ 5,270	$ 3,758
Ratio of expenses to average net assets	.90%	.93%	1.14%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87% G	.92% G	1.13% G	1.47% A, G
Ratio of net investment income to average net assets	1.27%	1.04%	.81%	.85% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Services

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $376,603,279 and $233,760,915, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 83,191	$ 145
Class T	687,848	323
Class B	1,098,203	823,948
Class C	516,240	340,340
	$ 2,385,482	$ 1,164,756

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of

Financial Services

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 210,575	$ 142,138
Class T	262,927	131,358
Class B	468,570	468,570*
Class C	78,536	78,536*
	$ 1,020,608	$ 820,602

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 106,332.32
Class T	402,877.29
Class B	358,118.33
Class C	144,946.28
Institutional Class	22,580.22
	$ 1,034,853

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $37,725 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,271,010. The fund received cash collateral of $4,214,332 which was invested in cash equivalents and U.S. Treasury obligations valued at $214,500.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $96,518 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,898 under the custodian arrangement.

Financial Services

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Class A	$ 141,474	$ 69,817
Class T	357,303	174,881
Class B	-	68,552
Class C	41,770	31,424
Institutional Class	101,825	21,093
Total	$ 642,372	$ 365,767
From net realized gain
Class A	$ -	$ 1,212,772
Class T Class B	- -	6,262,898 3,836,369
Class C	-	1,125,444
Institutional Class	-	272,719
Total	$ -	$ 12,710,202
	$ 642,372	$ 13,075,969

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	1,983,482	822,308	$ 33,127,709	$ 14,081,934
Reinvestment of distributions	7,540	85,902	129,104	1,165,695
Shares redeemed	(929,902)	(508,971)	(15,304,883)	(8,477,160)
Net increase (decrease)	1,061,120	399,239	$ 17,951,930	$ 6,770,469
Class T Shares sold	7,477,175	3,240,994	$ 126,038,053	$ 54,768,982
Reinvestment of distributions	19,181	443,632	327,797	6,006,779
Shares redeemed	(4,700,362)	(2,959,321)	(76,396,220)	(48,376,793)
Net increase (decrease)	2,795,994	725,305	$ 49,969,630	$ 12,398,968
Class B Shares sold	5,123,537	2,867,874	$ 84,322,371	$ 48,151,991
Reinvestment of distributions	-	235,734	-	3,165,887
Shares redeemed	(2,182,214)	(1,197,148)	(34,908,649)	(19,603,788)
Net increase (decrease)	2,941,323	1,906,460	$ 49,413,722	$ 31,714,090
Class C Shares sold	3,944,800	1,453,651	$ 64,658,535	$ 24,778,214
Reinvestment of distributions	1,942	57,370	32,872	771,627
Shares redeemed	(1,440,653)	(467,142)	(23,274,029)	(7,840,548)
Net increase (decrease)	2,506,089	1,043,879	$ 41,417,378	$ 17,709,293
Institutional Class Shares sold	523,400	511,162	$ 8,779,263	$ 8,733,321
Reinvestment of distributions	2,415	18,075	41,473	245,820
Shares redeemed	(675,136)	(130,140)	(11,029,524)	(2,176,034)
Net increase (decrease)	(149,321)	399,097	$ (2,208,788)	$ 6,803,107

Financial Services

Advisor Health Care Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL A	21.44%	146.44%
Fidelity Adv Health Care - CL A (incl. 5.75% sales charge)	14.46%	132.27%
S&P 500	8.98%	131.80%
GS Health Care	22.57%	152.86%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL A	21.44%	25.95%
Fidelity Adv Health Care - CL A (incl. 5.75% sales charge)	14.46%	24.05%
S&P 500	8.98%	23.99%
GS Health Care	22.57%	26.78%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $23,227 - a 132.27% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $25,286 - a 152.86% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Health Care Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL T	21.16%	143.86%
Fidelity Adv Health Care - CL T (incl. 3.50% sales charge)	16.92%	135.33%
S&P 500	8.98%	131.80%
GS Health Care	22.57%	152.86%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL T	21.16%	25.61%
Fidelity Adv Health Care - CL T (incl. 3.50% sales charge)	16.92%	24.47%
S&P 500	8.98%	23.99%
GS Health Care	22.57%	26.78%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $23,533 - a 135.33% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $25,286 - a 152.86% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Health Care Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL B	20.53%	139.20%
Fidelity Adv Health Care - CL B (incl. contingent deferred sales charge)	15.53%	136.20%
S&P 500	8.98%	131.80%
GS Health Care	22.57%	152.86%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL B	20.53%	24.99%
Fidelity Adv Health Care - CL B (incl. contingent deferred sales charge)	15.53%	24.59%
S&P 500	8.98%	23.99%
GS Health Care	22.57%	26.78%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $23,620 - a 136.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $25,286 - a 152.86% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Health Care Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL C	20.59%	139.06%
Fidelity Adv Health Care - CL C (incl. contingent deferred sales charge)	19.59%	139.06%
S&P 500	8.98%	131.80%
GS Health Care	22.57%	152.86%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - CL C	20.59%	24.97%
Fidelity Adv Health Care - CL C (incl. contingent deferred sales charge)	19.59%	24.97%
S&P 500	8.98%	23.99%
GS Health Care	22.57%	26.78%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $23,906 - a 139.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $25,286 - a 152.86% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Health Care Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Yolanda McGettigan became Portfolio Manager of Fidelity Advisor Health Care Fund on June 1, 2000.

Q. How did the fund perform, Yolanda?

A. For the 12-month period that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 21.44%, 21.16%, 20.53% and 20.59%, respectively. These returns slightly underperformed the Goldman Sachs Health Care Index - an index of 113 stocks designed to measure the performance of companies in the health sector - which returned 22.57%. During the same period, the Standard & Poor's 500 Index returned 8.98%.

A. For the 12-month period that ended July 31, 2000, the fund's Institutional Class shares returned 21.77%. This return slightly underperformed the Goldman Sachs Health Care Index - an index of 113 stocks designed to measure the performance of companies in the health sector - which returned 22.57%. During the same period, the Standard & Poor's 500 Index returned 8.98%.

Q. What factors contributed to the fund's performance relative to the Goldman Sachs index during the past year?

A. During the first half of the period - a depressed market for most health stocks - the fund outperformed the benchmark on the strength of strong stock selection among drug companies, health maintenance organizations (HMOs) and coronary medical device manufacturers. Additionally, overweighting biotechnology - the sector's lone bright spot - added to the fund's bottom line as these stocks surged on promising clinical trials for new products and accelerating earnings growth. In the second half of the period, stock picking in selected names in the medical equipment, facilities and devices subsectors hurt relative performance. A sharp pullback in biotech also hurt performance. Our focus on established companies with solid product pipelines and earnings didn't achieve the same performance as more speculative companies. On a more positive note, overweighting pharmaceutical stocks - the fund's largest subsector - helped when these stocks rallied in the spring with the onset of a slowing economy, a weakening technology market and better-than-expected earnings reports.

Q. How have you positioned the fund since taking over in June?

A. At the end of the period, I overweighted drugs and biotechnology stocks, which comprised about two-thirds of the fund's net assets, at the expense of medical devices holdings, which had weaker growth prospects. I overweighted pharmaceuticals for three reasons. First, drug companies have historically outperformed other areas of the market during economic slowdowns, and there are signs the economy is leaning toward that end. If the economy slows and if the change in the earnings growth rate of drug stocks is better than the change in the growth rate of the broader market for the remainder of the year, drug stocks should exhibit superior performance. Second, at the close of the period, drug stocks were fairly valued and had room to move on a price-to-earnings multiple basis. Finally, there were strong pipelines at many companies and some great drug products on the horizon, which should benefit the fund. Turning to biotech, these stocks should gain momentum from the mapping of the human genome, which will considerably expedite the drug discovery and development process.

Q. What specific stocks stood out as top performers? Which disappointed?

A. Warner-Lambert was the fund's top performer, benefiting from being the target of a takeover battle between American Home Products and Pfizer, which was ultimately won by Pfizer. Eli Lilly, the fund's top holding, soared after the company said it had stopped the next phase of a scheduled trial on its sepsis drug Zovant because the results were so favorable - an unusual move. In terms of underachievers, Bristol-Myers Squibb's announcement to delay testing on its promising hypertension drug Vanlev due to safety concerns hurt the stock. Shares of genomics leader PE Celera suffered as investors feared its business model would be damaged by government suggestions to make its human genetic code findings a matter of public information.

Q. What's your outlook for the health sector, Yolanda?

A. Much of what happens in the sector going forward will depend on the economy and the upcoming presidential and congressional elections. If the economy does slow, as some have suspected as a result of the Federal Reserve Board's interest-rate policy, health stocks should generate strong relative earnings growth and could outperform. However, the biggest risk for the sector, particularly among drug companies, remains the government. I will be paying close attention to see how the election process unfolds. Any Democratic victory will be seen as a negative influence on the sector, potentially re-igniting initiatives to reform Medicare and the health care industry.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$1.0 billion

Manager: Yolanda McGettigan, since
June 2000; joined Fidelity in 1997

3

Annual Report

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Eli Lilly & Co.	9.6
Pfizer, Inc.	7.1
Merck & Co., Inc.	5.8
Bristol-Myers Squibb Co.	5.7
Abbott Laboratories	4.9
Medtronic, Inc.	4.7
American Home Products Corp.	4.7
Johnson & Johnson	4.3
Schering-Plough Corp.	3.9
Pharmacia Corp.	3.9
54.6
Top Industries as of July 31, 2000
% of fund's net assets
Drugs & Pharmaceuticals	57.1%
Medical Equipment & Supplies	22.6%
Medical Facilities Management	5.7%
Chemicals & Plastics	3.9%
Electronic Instruments	2.1%
All Others*	8.6%

* Includes short-term investments and net other assets.

Annual Report

Advisor Health Care Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (Note 1)
CHEMICALS & PLASTICS - 3.9%
Pharmacia Corp.	761,800	$ 41,708,550
COMPUTER SERVICES & SOFTWARE - 0.8%
Affymetrix, Inc. (a)	28,400	3,877,931
Healtheon/WebMD Corp. (a)	105,000	1,397,813
IMS Health, Inc.	196,700	3,552,894
		8,828,638
DRUGS & PHARMACEUTICALS - 57.1%
Abgenix, Inc. (a)	23,300	1,167,913
Alkermes, Inc. (a)	96,500	3,196,563
Allergan, Inc.	111,100	7,436,756
ALZA Corp. (a)	49,400	3,198,650
American Home Products Corp.	930,500	49,374,656
Amgen, Inc. (a)	476,800	30,962,200
Andrx Corp. (a)	65,200	5,089,675
Bausch & Lomb, Inc.	77,400	4,813,313
Biochem Pharma, Inc. (a)	2,400	53,254
Biogen, Inc. (a)	91,500	4,849,500
Biovail Corp. (a)	29,600	1,707,692
Bristol-Myers Squibb Co.	1,217,800	60,433,325
Celgene Corp. (a)	73,200	3,801,825
Cephalon, Inc. (a)	49,419	1,992,203
Chiron Corp. (a)	30,400	1,273,000
COR Therapeutics, Inc. (a)	16,900	1,374,181
CV Therapeutics, Inc. (a)	31,200	1,813,500
Decode Genetics, Inc.	1,000	25,688
Eli Lilly & Co.	981,000	101,901,369
Enzon, Inc. (a)	30,500	1,364,875
Exelixis, Inc.	81,800	3,185,088
Forest Laboratories, Inc. (a)	108,100	11,566,700
Genentech, Inc.	84,600	12,869,775
Geneva Proteomics (d)	43,000	236,500
Genzyme Corp. - General Division (a)	47,800	3,319,113
Human Genome Sciences, Inc. (a)	48,500	5,859,406
ICOS Corp. (a)	143,100	6,528,938
Immunex Corp. (a)	650,000	32,946,875
IVAX Corp. (a)	107,010	5,270,243
King Pharmaceuticals, Inc. (a)	26,100	786,263
Medarex, Inc. (a)	30,400	2,215,400
Medicis Pharmaceutical Corp. Class A (a)	1,800	101,250
Medimmune, Inc. (a)	188,800	11,233,600
Merck & Co., Inc.	864,000	61,938,000
Millennium Pharmaceuticals, Inc. (a)	94,400	9,086,000
Mylan Laboratories, Inc.	91,600	1,946,500
NaPro BioTherapeutics, Inc. (a)	31,500	194,906
PE Corp. - Celera Genomics Group (a)	67,400	5,855,375
Pfizer, Inc.	1,754,300	75,654,188
PRAECIS Pharmaceuticals, Inc.	86,900	2,438,631
Protein Design Labs, Inc. (a)	30,500	3,696,219
QLT, Inc. (a)	34,700	2,286,579
Schering-Plough Corp.	969,100	41,853,006

	Shares	Value (Note 1)
Sepracor, Inc. (a)	89,100	$ 9,422,325
Serono SA sponsored ADR (a)	75,500	2,038,500
SuperGen, Inc. (a)	1,300	36,055
Vertex Pharmaceuticals, Inc. (a)	42,570	4,169,199
Watson Pharmaceuticals, Inc. (a)	52,300	2,889,575
		605,454,347
ELECTRONIC INSTRUMENTS - 2.1%
Beckman Coulter, Inc.	15,300	1,019,363
PE Corp. - Biosystems Group	144,800	12,624,750
Waters Corp. (a)	69,800	8,280,025
		21,924,138
HOME FURNISHINGS - 0.1%
Hillenbrand Industries, Inc.	34,600	1,107,200
INSURANCE - 1.9%
Aetna, Inc.	47,300	2,625,150
CIGNA Corp.	167,000	16,679,125
First Health Group Corp. (a)	25,200	771,750
		20,076,025
MEDICAL EQUIPMENT & SUPPLIES - 22.6%
Abbott Laboratories	1,243,100	51,744,038
Allscripts, Inc.	500	10,688
AmeriSource Health Corp. Class A (a)	18,100	632,369
Baxter International, Inc.	314,300	24,436,825
Becton, Dickinson & Co.	77,000	1,944,250
Biomet, Inc.	165,100	7,388,225
Boston Scientific Corp. (a)	141,600	2,345,250
C.R. Bard, Inc.	89,200	4,465,575
Cardinal Health, Inc.	314,306	23,101,491
DENTSPLY International, Inc.	105,300	3,560,456
Guidant Corp. (a)	136,800	7,712,100
Johnson & Johnson	492,821	45,863,154
Mallinckrodt, Inc.	700	32,025
Medtronic, Inc.	971,496	49,607,014
MiniMed, Inc. (a)	23,300	2,937,256
Novoste Corp. (a)	40,000	2,330,000
Novoste Corp. (a)(c)	12,500	728,125
Patterson Dental Co. (a)	40,800	1,081,200
Resmed, Inc. (a)	27,100	752,025
St. Jude Medical, Inc. (a)	61,200	2,524,500
Stryker Corp.	72,000	3,091,500
Sybron International, Inc. (a)	112,600	2,343,488
VISX, Inc. (a)	23,400	589,388
		239,220,942
MEDICAL FACILITIES MANAGEMENT - 5.7%
Express Scripts, Inc. Class A (a)	32,800	2,107,400
HCA - The Healthcare Co.	505,700	17,193,800
Common Stocks - continued
	Shares	Value (Note 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Health Management Associates, Inc. Class A (a)	285,400	$ 4,477,213
Oxford Health Plans, Inc. (a)	119,600	2,862,925
Tenet Healthcare Corp.	303,800	9,246,913
Trigon Healthcare, Inc. (a)	42,800	2,268,400
UnitedHealth Group, Inc.	146,500	11,985,531
Universal Health Services, Inc. Class B (a)	23,700	1,596,788
Wellpoint Health Networks, Inc. (a)	92,900	8,099,719
		59,838,689
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Ventro Corp.	4,200	50,663
SERVICES - 0.3%
Caremark Rx, Inc. (a)	320,500	2,704,219
TOTAL COMMON STOCKS (Cost $820,971,553)		1,000,913,411
Cash Equivalents - 5.9%

Fidelity Cash Central Fund, 6.57% (b)	56,930,404	56,930,404
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	5,691,949	5,691,949
TOTAL CASH EQUIVALENTS (Cost $62,622,353)		62,622,353
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $883,593,906)		1,063,535,764
NET OTHER ASSETS - (0.4)%		(3,938,670)
NET ASSETS - 100%		$ 1,059,597,094
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $728,125 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 236,500
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $888,440,974. Net unrealized appreciation aggregated $175,094,790, of which $224,949,440 related to appreciated investment securities and $49,854,650 related to depreciated investment securities.

The fund hereby designates approximately $6,759,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 45%, 53%, 62%, 56% and 41% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $883,593,906) - See accompanying schedule		$ 1,063,535,764
Receivable for investments sold		10,344,310
Receivable for fund shares sold		4,217,857
Dividends receivable		569,733
Interest receivable		621,052
Redemption fees receivable		710
Other receivables		5,746
Total assets		1,079,295,172
Liabilities
Payable for investments purchased	$ 11,149,125
Payable for fund shares redeemed	1,391,647
Accrued management fee	517,357
Distribution fees payable	642,268
Other payables and accrued expenses	305,732
Collateral on securities loaned, at value	5,691,949
Total liabilities		19,698,078
Net Assets		$ 1,059,597,094
Net Assets consist of:
Paid in capital		$ 842,840,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,815,653
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		179,941,227
Net Assets		$ 1,059,597,094
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,248,486 ÷ 4,917,011 shares)		$22.02
Maximum offering price per share (100/94.25 of $22.02)		$23.36
Class T: Net Asset Value and redemption price per share ($361,351,387 ÷ 16,524,269 shares)		$21.87
Maximum offering price per share (100/96.50 of $21.87)		$22.66
Class B: Net Asset Value and offering price per share ($366,413,063 ÷ 17,041,205 shares) A		$21.50
Class C: Net Asset Value offering price per share ($183,263,860 ÷ 8,524,810 shares) A		$21.50
Institutional Class: Net Asset Value, offering price and redemption price per share ($40,320,298 ÷ 1,821,788 shares)		$22.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 6,448,925
Interest		3,734,918
Security lending		26,123
Total income		10,209,966
Expenses
Management fee	$ 4,709,024
Transfer agent fees	2,324,877
Distribution fees	5,814,349
Accounting and security lending fees	262,804
Non-interested trustees' compensation	2,368
Custodian fees and expenses	18,012
Registration fees	193,905
Audit	26,921
Legal	5,496
Miscellaneous	18,916
Total expenses before reductions	13,376,672
Expense reductions	(112,911)	13,263,761
Net investment income (loss)		(3,053,795)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	38,596,548
Foreign currency transactions	13,082	38,609,630
Change in net unrealized appreciation (depreciation) on:
Investment securities	125,938,470
Assets and liabilities in foreign currencies	(732)	125,937,738
Net gain (loss)		164,547,368
Net increase (decrease) in net assets resulting from operations		$ 161,493,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (3,053,795)	$ (1,677,006)
Net realized gain (loss)	38,609,630	16,392,585
Change in net unrealized appreciation (depreciation)	125,937,738	24,414,060
Net increase (decrease) in net assets resulting from operations	161,493,573	39,129,639
Distributions to shareholders From net investment income	(55,986)	-
From net realized gain	(13,943,374)	(5,527,534)
Total distributions	(13,999,360)	(5,527,534)
Share transactions - net increase (decrease)	228,829,268	416,927,170
Redemption fees	336,627	201,576
Total increase (decrease) in net assets	376,660,108	450,730,851
Net Assets
Beginning of period	682,936,986	232,206,135
End of period	$ 1,059,597,094	$ 682,936,986

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.70	$ 14.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.00	(.03)	(.02)
Net realized and unrealized gain (loss)	3.89	2.20	3.50	4.12
Total from investment operations	3.90	2.20	3.47	4.10
Less Distributions
From net realized gain	(.41)	(.39)	(.88)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Total Return B, C	21.44%	13.80%	26.47%	41.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 108,248	$ 66,142	$ 20,902	$ 5,488
Ratio of expenses to average net assets	1.20%	1.23%	1.38%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.18% G	1.21% G	1.36% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.07%	.01%	(.18)%	(.18)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.40	$ 16.61	$ 14.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	3.86	2.19	3.47	4.09
Total from investment operations	3.83	2.15	3.42	4.05
Less Distributions
From net realized gain	(.37)	(.37)	(.87)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Total Return B, C	21.16%	13.54%	26.17%	40.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 361,351	$ 248,442	$ 124,652	$ 50,868
Ratio of expenses to average net assets	1.42%	1.46%	1.54%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.40% F	1.43% F	1.52% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.15)%	(.21)%	(.31)%	(.39)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 16.47	$ 14.01	$ 11.88
Income from Investment Operations
Net investment income (loss) D	(.13)	(.13)	(.14)	(.05)
Net realized and unrealized gain (loss)	3.80	2.17	3.45	2.18
Total from investment operations	3.67	2.04	3.31	2.13
Less Distributions
From net realized gain	(.34)	(.36)	(.86)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Total Return B, C	20.53%	12.96%	25.40%	17.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 366,413	$ 225,441	$ 57,074	$ 6,159
Ratio of expenses to average net assets	1.94%	1.98%	2.13%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% G	1.96% G	2.12% G	2.49% A, G
Ratio of net investment income (loss) to average net assets	(.68)%	(.73)%	(.95)%	(.99)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) D	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	3.80	2.17	3.39
Total from investment operations	3.68	2.05	3.27
Less Distributions
From net realized gain	(.36)	(.38)	(.63)
Redemption fees added to paid in capital	.01	.01	-
Net asset value, end of period	$ 21.50	$ 18.17	$ 16.49
Total Return B, C	20.59%	13.04%	24.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 183,264	$ 109,372	$ 19,154
Ratio of expenses to average net assets	1.91%	1.95%	2.18% A
Ratio of expenses to average net assets after expense reductions	1.89% F	1.92% F	2.17% A, F
Ratio of net investment income (loss) to average net assets	(.64)%	(.70)%	(1.06)% A
Portfolio turnover	51%	98%	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.59	$ 16.73	$ 14.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.05	.03	.01
Net realized and unrealized gain (loss)	3.90	2.21	3.47	4.11
Total from investment operations	3.97	2.26	3.50	4.12
Less Distributions
From net investment income	(.03)	-	-	-
From net realized gain	(.41)	(.41)	(.90)	-
Total distributions	(.44)	(.41)	(.90)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Total Return B, C	21.77%	14.17%	26.70%	41.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,320	$ 33,540	$ 10,424	$ 6,875
Ratio of expenses to average net assets	.93%	.97%	1.07%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.92% G	.95% G	1.04% G	1.49% A, G
Ratio of net investment income (loss) to average net assets	.33%	.28%	.17%	.08% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $236,500 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $593,309,110 and $388,988,655, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	$ .25%
Class T	$ .50%
Class B	$ 1.00% *
Class C	$ 1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 203,584	$ 195
Class T	1,401,803	5,774
Class B	2,818,907	2,115,590
Class C	1,390,055	940,533
	$ 5,814,349	$ 3,062,092

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net

Health Care

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 421,895	$ 242,040
Class T	529,291	223,787
Class B	1,039,749	1,039,749*
Class C	134,796	134,796*
	$ 2,125,731	$ 1,640,372

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 246,246.30
Class T	767,713.27
Class B	848,176.30
Class C	364,023.26
Institutional Class	98,719.29
	$ 2,324,877

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $17,511 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $5,362,238. The fund received cash collateral of $5,691,949 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $112,294 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $617 under this arrangement.

Health Care

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Institutional Class	$ 55,986	$ -
From net realized gain
Class A	$ 1,513,849	$ 506,267
Class T	5,017,622	2,852,284
Class B	4,390,652	1,389,695
Class C	2,255,536	512,786
Institutional Class	765,715	266,502
Total	$ 13,943,374	$ 5,527,534
	$ 13,999,360	$ 5,527,534

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	2,976,195	2,923,295	$ 57,995,930	$ 52,957,834
Reinvestment of distributions	71,818	30,315	1,377,514	451,389
Shares redeemed	(1,703,303)	(633,263)	(32,602,744)	(11,335,392)
Net increase (decrease)	1,344,710	2,320,347	$ 26,770,700	$ 42,073,831
Class T Shares sold	8,817,982	9,152,907	$ 171,795,235	$ 163,138,613
Reinvestment of distributions	246,626	182,634	4,708,078	2,706,621
Shares redeemed	(6,044,271)	(3,336,370)	(113,414,865)	(58,873,247)
Net increase (decrease)	3,020,337	5,999,171	$ 63,088,448	$ 106,971,987
Class B Shares sold	8,402,675	10,129,553	$ 159,912,025	$ 180,199,139
Reinvestment of distributions	198,004	81,573	3,734,363	1,199,114
Shares redeemed	(3,973,722)	(1,262,369)	(73,965,867)	(22,344,687)
Net increase (decrease)	4,626,957	8,948,757	$ 89,680,521	$ 159,053,566
Class C Shares sold	4,784,414	5,638,208	$ 91,120,799	$ 101,276,858
Reinvestment of distributions	83,910	26,607	1,581,712	391,120
Shares redeemed	(2,361,733)	(807,853)	(44,212,557)	(14,456,971)
Net increase (decrease)	2,506,591	4,856,962	$ 48,489,954	$ 87,211,007
Institutional Class Shares sold	1,215,089	1,586,418	$ 23,709,203	$ 28,856,815
Reinvestment of distributions	30,625	16,379	588,917	244,208
Shares redeemed	(1,227,964)	(421,646)	(23,498,475)	(7,484,244)
Net increase (decrease)	17,750	1,181,151	$ 799,645	$ 21,616,779

Health Care

Advisor Natural Resources Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL A	9.92%	68.18%	210.59%
Fidelity Adv Natural - CL A (incl. 5.75% sales charge)	3.60%	58.51%	192.73%
S&P 500	8.98%	177.11%	408.31%
GS Natural Resources	1.35%	n/a*	n/a*

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL A	9.92%	10.96%	12.00%
Fidelity Adv Natural - CL A (incl. 5.75% sales charge)	3.60%	9.65%	11.34%
S&P 500	8.98%	22.61%	17.65%
GS Natural Resources	1.35%	n/a*	n/a*

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class A on July 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $29,273 - a 192.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,831 - a 408.31% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Natural Resources Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL T	9.69%	67.74%	209.79%
Fidelity Adv Natural - CL T (incl. 3.50% sales charge)	5.85%	61.87%	198.95%
S&P 500	8.98%	177.11%	408.31%
GS Natural Resources	1.35%	n/a*	n/a*

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL T	9.69%	10.90%	11.97%
Fidelity Adv Natural - CL T (incl. 3.50% sales charge)	5.85%	10.11%	11.57%
S&P 500	8.98%	22.61%	17.65%
GS Natural Resources	1.35%	n/a*	n/a*

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class T on July 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $29,895 - a 198.95% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,831 - a 408.31% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Natural Resources Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years and 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL B	9.14%	62.93%	200.76%
Fidelity Adv Natural - CL B (incl. contingent deferred sales charge)	4.14%	60.93%	200.76%
S&P 500	8.98%	177.11%	408.31%
GS Natural Resources	1.35%	n/a*	n/a*

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL B	9.14%	10.26%	11.64%
Fidelity Adv Natural - CL B (incl. contingent deferred sales charge)	4.14%	9.98%	11.64%
S&P 500	8.98%	22.61%	17.65%
GS Natural Resources	1.35%	n/a*	n/a*

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class B on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $30,076 - a 200.76% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,831 - a 408.31% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Natural Resources Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL C	9.15%	62.57%	200.08%
Fidelity Adv Natural - CL C (incl. contingent deferred sales charge)	8.15%	62.57%	200.08%
S&P 500	8.98%	177.11%	408.31%
GS Natural Resources	1.35%	n/a*	n/a*

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL C	9.15%	10.21%	11.62%
Fidelity Adv Natural - CL C (incl. contingent deferred sales charge)	8.15%	10.21%	11.62%
S&P 500	8.98%	22.61%	17.65%
GS Natural Resources	1.35%	n/a*	n/a*

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class C on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $30,008 - a 200.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,831 - a 408.31% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Natural Resources Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Scott Offen, Portfolio
Manager of Fidelity Advisor Natural Resources Fund

Q. Scott, how did the fund perform during the 12 months that ended July 31, 2000?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 9.92%, 9.69%, 9.14% and 9.15%, respectively. To compare, the Goldman Sachs Natural Resources Index - an index of 112 stocks designed to measure the performance of companies in the natural resources sector - returned 1.35%, and the Standard & Poor's 500 Index returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares returned 10.31%. To compare, the Goldman Sachs Natural Resources Index - an index of 112 stocks designed to measure the performance of companies in the natural resources sector - returned 1.35%, and the Standard & Poor's 500 Index returned 8.98%.

Q. What helped the fund perform better than the natural resources sector, as measured by the Goldman Sachs index?

A. The most significant factor was the fund's industry weightings relative to the index. I overweighted the fund in natural gas and energy services stocks, two areas that performed quite well. The fund also benefited from its stake in two other groups that did well, tankers and refiners. At the same time, I underweighted oil, paper and forest products, and metals stocks, all of which had subpar performance.

Q. Why did natural gas, energy services, tanker and refining stocks perform so well?

A. Natural gas stocks fared well due to a positive demand and supply dynamic that led to rising natural gas prices. Demand was on the rise due to the strong economy and a vibrant housing market. Furthermore, demand for electricity also was on the rise and nearly all new electric power plants coming on line will be powered by natural gas. At the same time, the most readily available supplies of natural gas in North America have been exhausted. Many areas where natural gas might be tapped have been put off-limits due to environmental protection. Even if a pipeline were to be built accessing natural gas in Canada or Alaska, it would be several years before such a project could be completed. On the energy services side, higher oil prices prodded the industry to ramp up its capital spending on drilling, exploration and production after having underinvested in these activities over the past two years. These increased capital expenditures translated directly into improved revenues and increased earnings for energy services firms. Shipping companies - those that provide tankers, in particular - also benefited from this increased energy production, as high-capacity utilization caused shipping rates to skyrocket. Finally, for a time refiners enjoyed record high margins - the difference between the cost of the crude oil they purchase compared to the price they capture for the refined petroleum products they produce - and their stocks enjoyed a nice run-up. While these investments helped the fund's performance over the course of its fiscal year, I pared them back when the story came to an end.

Q. Which stocks performed well? Which disappointed?

A. Nearly all of the fund's top performers were energy services stocks or companies involved in some way with natural gas. On the energy services side, Schlumberger, Noble Drilling, Smith International, ENSCO International, Nabors Industries and Weatherford all provided strong performance. In the natural gas arena, Dynegy, an independent power producer, and Kinder Morgan performed well. Exxon Mobil also provided solid performance, due to the excellent execution of the merger of Exxon and Mobil that provided twice the anticipated cost savings. On the down side, Texaco suffered from difficulties executing its business plans and USX-Marathon had problems finding oil. Surprisingly, while Chevron met its earnings expectations, its stock floundered, probably because investors found more attractive investments elsewhere.

Q. What is your outlook?

A. I'm cautiously optimistic. I believe the natural gas and energy stories will continue to be very strong. There should continue to be a shortage of natural gas supply at a time when demand should continue to rise. Looking at energy services, these stocks may suffer in the short term if the price of oil declines. However, I believe the supply of oil is tight enough that such a decline will not be precipitous, and that oil companies will continue to sustain or increase their capital expenditures on exploration and production. These activities should keep energy services companies' revenues and earnings at healthy levels.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information see page A-3.

Fund Facts

Start date: December 29, 1987

Size: as of July 31, 2000, more than $324 million

Manager: Scott Offen, since 1999; joined Fidelity in 1985

3

Annual Report

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Exxon Mobil Corp.	9.0
Royal Dutch Petroleum Co. (NY Shares)	7.1
Chevron Corp.	7.1
Schlumberger Ltd.	4.0
Halliburton Co.	3.1
BP Amoco PLC sponsored ADR	3.0
Anadarko Petroleum Corp.	2.2
Alcoa, Inc.	2.1
Conoco, Inc. Class B	1.9
Burlington Resources, Inc.	1.8
41.3
Top Industries as of July 31, 2000
% of fund's net assets
Oil & Gas	56.7%
Energy Services	21.9%
Gas	6.5%
Paper & Forest Products	5.4%
Metals & Mining	2.5%
All Others*	7.0%

* Includes short-term investments and net other assets.

Annual Report

Advisor Natural Resources Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1)
ELECTRIC UTILITY - 0.4%
Calpine Corp. (a)	14,000	$ 997,500
NRG Energy, Inc.	18,000	421,875
		1,419,375
ELECTRICAL EQUIPMENT - 0.0%
Capstone Turbine Corp.	400	22,000
ENERGY SERVICES - 21.9%
Baker Hughes, Inc.	123,150	4,264,069
BJ Services Co. (a)	34,300	2,002,263
Diamond Offshore Drilling, Inc.	68,500	2,573,031
ENSCO International, Inc.	147,500	4,978,125
Global Industries Ltd. (a)	51,800	647,500
Global Marine, Inc. (a)	94,100	2,664,206
Grey Wolf, Inc. (a)	139,000	642,875
Halliburton Co.	214,700	9,903,038
Hanover Compressor Co. (a)	27,900	952,088
Helmerich & Payne, Inc.	26,700	854,400
Marine Drilling Companies, Inc. (a)	32,150	699,263
McDermott International, Inc.	87,900	653,756
Nabors Industries, Inc. (a)	132,500	5,515,313
Noble Drilling Corp. (a)	95,600	4,164,575
Precision Drilling Corp. (a)	18,800	638,381
R&B Falcon Corp. (a)	15,000	299,063
Rowan Companies, Inc. (a)	40,000	1,010,000
Santa Fe International Corp.	58,500	2,054,813
Schlumberger Ltd.	175,500	12,976,031
Smith International, Inc. (a)	39,900	2,847,863
Superior Energy Services, Inc. (a)	60,000	600,000
Transocean Sedco Forex, Inc.	112,879	5,587,511
UTI Energy Corp. (a)	1	32
Varco International, Inc. (a)	42,400	731,400
Weatherford International, Inc.	93,600	3,749,850
		71,009,446
GAS - 6.5%
Dynegy, Inc. Class A	77,349	5,443,436
El Paso Energy Corp.	14,900	720,788
Enron Corp.	76,400	5,624,950
Kinder Morgan, Inc.	155,200	5,276,800
Williams Companies, Inc.	99,200	4,141,600
		21,207,574
METALS & MINING - 2.5%
Alcoa, Inc.	226,900	6,863,725
Phelps Dodge Corp.	26,600	1,082,288
		7,946,013

	Shares	Value (Note 1)
OIL & GAS - 56.7%
Alberta Energy Co. Ltd.	132,200	$ 4,777,938
Amerada Hess Corp.	67,300	4,071,650
Anadarko Petroleum Corp.	149,481	7,147,060
Apache Corp.	79,000	3,930,250
BP Amoco PLC sponsored ADR	187,948	9,832,030
Burlington Resources, Inc.	176,400	5,755,050
Cabot Oil & Gas Corp. Class A	100	1,850
Canada Occidental Petroleum Ltd.	66,500	1,654,451
Canadian Hunter Exploration Ltd. (a)	56,200	1,129,895
Chevron Corp.	291,300	23,012,700
Conoco, Inc.:
Class A	155,600	3,481,550
Class B	266,702	6,150,815
Cooper Cameron Corp. (a)	18,200	1,176,175
Crestar Energy, Inc. (a)	28,900	415,855
Devon Energy Corp.	60,600	2,772,450
EEX Corp. (a)	237,000	1,140,563
EOG Resources, Inc.	105,300	3,112,931
Exxon Mobil Corp.	366,080	29,286,391
Frontier Oil Corp. (a)	102,300	716,100
Grant Prideco, Inc. (a)	93,600	1,883,700
Gulf Canada Resources Ltd. (a)	4,100	18,471
Imperial Oil Ltd.	55,600	1,357,101
Kerr-McGee Corp.	45,900	2,518,763
Magnum Hunter Resources, Inc.	1	7
National-Oilwell, Inc. (a)	88,000	2,904,000
Noble Affiliates, Inc.	20,000	600,000
Occidental Petroleum Corp.	171,500	3,472,875
Ocean Energy, Inc. (a)	125,900	1,526,538
Penn West Petroleum Ltd. (a)	19,800	433,358
Petro-Canada	181,900	3,498,077
Phillips Petroleum Co.	59,700	3,033,506
Pioneer Natural Resources Co. (a)	208,700	2,243,525
Pogo Producing Co.	30,000	596,250
Pure Resources, Inc. (a)	66,700	996,331
Rio Alto Exploration Ltd. (a)	75,300	1,321,497
Royal Dutch Petroleum Co. (NY Shares)	395,400	23,032,050
Santa Fe Snyder Corp. (a)	485,335	4,853,350
Suncor Energy, Inc.	192,800	4,018,827
Sunoco, Inc.	62,300	1,518,563
Swift Energy Co. (a)	1	22
Talisman Energy, Inc. (a)	110,200	3,267,765
Tosco Corp.	58,300	1,544,950
TotalFinaElf SA sponsored ADR	47,970	3,528,793
Ultramar Diamond Shamrock Corp.	54,400	1,244,400
Unocal Corp.	53,700	1,624,425
Valero Energy Corp.	58,400	1,514,750
Vastar Resources, Inc.	20,200	1,665,238
Wiser Oil Co. (a)	1	3
		183,782,839
Common Stocks - continued
	Shares	Value (Note 1)
PACKAGING & CONTAINERS - 0.2%
Packaging Corp. of America	61,700	$ 701,838
PAPER & FOREST PRODUCTS - 5.4%
Abitibi-Consolidated, Inc.	77,800	734,999
Boise Cascade Corp.	49,400	1,364,675
Bowater, Inc.	50,900	2,506,825
Domtar, Inc.	74,900	637,093
International Paper Co.	93,700	3,185,800
Sappi Ltd. sponsored ADR	85,000	722,500
Smurfit-Stone Container Corp. (a)	79,400	987,538
Temple-Inland, Inc.	23,200	1,007,750
Westvaco Corp.	67,900	1,863,006
Weyerhaeuser Co.	68,100	3,111,319
Willamette Industries, Inc.	42,200	1,279,188
		17,400,693
PRECIOUS METALS - 1.9%
Barrick Gold Corp.	191,400	3,043,713
Homestake Mining Co.	25,000	135,938
Meridian Gold, Inc. (a)	283,900	1,698,971
Newmont Mining Corp.	69,400	1,231,850
William Resources, Inc. warrants 2/15/03 (a)(c)	1,029,000	7
		6,110,479
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Newpark Resources, Inc. (a)	103,900	863,669
SHIPPING - 1.3%
Bergesen dy ASA (A Shares)	36,150	719,835
Frontline Ltd. (a)	60,900	759,206
Knightsbridge Tankers Ltd.	46,100	864,375
OMI Corp.	120,400	647,150
Overseas Shipholding Group, Inc.	31,300	712,075
Teekay Shipping Corp.	17,800	667,500
		4,370,141
TOTAL COMMON STOCKS (Cost $259,318,302)		314,834,067
Cash Equivalents - 9.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.57% (b)	6,297,721	$ 6,297,721
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	23,700,000	23,700,000
TOTAL CASH EQUIVALENTS (Cost $29,997,721)		29,997,721
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $289,316,023)	344,831,788
NET OTHER ASSETS - (6.3)%	(20,560,211)
NET ASSETS - 100%	$ 324,271,577
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.1%
Canada	8.6
Netherlands	7.1
Netherlands Antilles	4.0
United Kingdom	3.0
France	1.1
Others (individually less than 1%)	1.1
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $290,797,611. Net unrealized appreciation aggregated $54,034,177, of which $61,934,342 related to appreciated investment securities and $7,900,165 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $27,373,000 of which $21,050,000 and $6,323,000 will expire on July 31, 2007 and 2008, respectively.

A total of 100% of Class A's, Class T's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividend-
received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Advisor Natural Resources Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $289,316,023) - See accompanying schedule		$ 344,831,788
Receivable for investments sold		16,445,278
Receivable for fund shares sold		375,892
Dividends receivable		130,439
Interest receivable		68,083
Redemption fees receivable		430
Other receivables		60,649
Total assets		361,912,559
Liabilities
Payable for investments purchased	$ 12,615,311
Payable for fund shares redeemed	923,247
Accrued management fee	163,556
Distribution fees payable	166,363
Other payables and accrued expenses	72,505
Collateral on securities loaned, at value	23,700,000
Total liabilities		37,640,982
Net Assets		$ 324,271,577
Net Assets consist of:
Paid in capital		$ 297,094,860
Undistributed net investment income		455,505
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,794,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,515,260
Net Assets		$ 324,271,577
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,380,865 ÷ 431,246 shares)		$24.07
Maximum offering price per share (100/94.25 of $24.07)		$25.54
Class T: Net Asset Value and redemption price per share ($245,995,325 ÷ 10,101,697 shares)		$24.35
Maximum offering price per share (100/96.50 of $24.35)		$25.23
Class B: Net Asset Value and offering price per share ($50,684,571 ÷ 2,132,258 shares) A		$23.77
Class C: Net Asset Value and offering price per share ($13,741,039 ÷ 575,438 shares) A		$23.88
Institutional Class: Net Asset Value, offering price and redemption price per share ($3,469,777 ÷ 142,030 shares)		$24.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 4,854,052
Interest		702,559
Security lending		32,527
Total income		5,589,138
Expenses
Management fee	$ 1,964,927
Transfer agent fees	898,246
Distribution fees	1,966,519
Accounting and security lending fees	139,282
Non-interested trustees' compensation	1,168
Custodian fees and expenses	28,101
Registration fees	78,663
Audit	25,224
Legal	3,182
Miscellaneous	6,258
Total expenses before reductions	5,111,570
Expense reductions	(148,881)	4,962,689
Net investment income		626,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $138,833 on sales of investments in affiliated issuers)	22,195,677
Foreign currency transactions	(20,468)	22,175,209
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,098,890
Assets and liabilities in foreign currencies	(469)	4,098,421
Net gain (loss)		26,273,630
Net increase (decrease) in net assets resulting from operations		$ 26,900,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income	$ 626,449	$ 463,885
Net realized gain (loss)	22,175,209	(51,289,494)
Change in net unrealized appreciation (depreciation)	4,098,421	105,678,595
Net increase (decrease) in net assets resulting from operations	26,900,079	54,852,986
Distributions to shareholders From net investment income	(183,357)	(178,918)
From net realized gain	-	(13,935,776)
Total distributions	(183,357)	(14,114,694)
Share transactions - net increase (decrease)	(54,916,981)	(88,632,291)
Redemption fees	195,083	104,288
Total increase (decrease) in net assets	(28,005,176)	(47,789,711)
Net Assets
Beginning of period	352,276,753	400,066,464
End of period (including undistributed net investment income of $455,505 and $28,075, respectively)	$ 324,271,577	$ 352,276,753

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.98	$ 18.94	$ 26.16	$ 25.11	$ 23.65
Income from Investment Operations
Net investment income (loss) D	.10	.07	.06	(.05)	(.00)
Net realized and unrealized gain (loss)	2.06	3.71	(3.33)	2.81	1.46
Total from investment operations	2.16	3.78	(3.27)	2.76	1.46
Less Distributions
From net investment income	(.08)	(.04)	-	(.10)	-
In excess of net investment income	-	-	-	(.04)	-
From net realized gain	-	(.71)	(3.96)	(1.57)	-
Total distributions	(.08)	(.75)	(3.96)	(1.71)	-
Redemption fees added to paid in capital	.01	.01	.01	-	-
Net asset value, end of period	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11
Total Return B, C	9.92%	21.48%	(14.61)%	11.45%	6.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,381	$ 7,801	$ 6,474	$ 6,372	$ 1,609
Ratio of expenses to average net assets	1.26%	1.28%	1.34%	1.71% A, G	1.66% A, G
Ratio of expenses to average net assets after expense reductions	1.21% H	1.23% H	1.30% H	1.68% A, H	1.58% A, H
Ratio of net investment income (loss) to average net assets	.43%	.38%	.28%	(.28)% A	(.01)% A
Portfolio turnover	90%	99%	97%	116% A	137%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.06	.04	.02	(.02)	.00	(.05)
Net realized and unrealized gain (loss)	2.08	3.76	(3.34)	2.83	6.56	2.00
Total from investment operations	2.14	3.80	(3.32)	2.81	6.56	1.95
Less Distributions
From net investment income	(.01)	(.01)	-	(.01)	-	-
In excess of net investment income	-	-	-	(.01)	-	-
From net realized gain	-	(.70)	(3.92)	(1.57)	(.69)	(.26)
Total distributions	(.01)	(.71)	(3.92)	(1.59)	(.69)	(.26)
Redemption fees added to paid in capital	.01	.01	.01	-	-	-
Net asset value, end of period	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25
Total Return B, C	9.69%	21.31%	(14.69)%	11.62%	35.01%	11.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 245,995	$ 283,419	$ 342,347	$ 618,083	$ 602,915	$ 272,979
Ratio of expenses to average net assets	1.41%	1.45%	1.43%	1.47% A	1.59%	1.86% G
Ratio of expenses to average net assets after expense reductions	1.37% H	1.40% H	1.39% H	1.44% A, H	1.56% H	1.84% H
Ratio of net investment income (loss) to average net assets	.27%	.20%	.10%	(.12)% A	.00%	(.30)%
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23	$ 18.87
Income from Investment Operations
Net investment income (loss) D	(.06)	(.06)	(.09)	(.12)	(.15)	(.03)
Net realized and unrealized gain (loss)	2.04	3.68	(3.29)	2.80	6.49	.39
Total from investment operations	1.98	3.62	(3.38)	2.68	6.34	.36
Less Distributions
From net realized gain	-	(.66)	(3.81)	(1.57)	(.69)	-
Redemption fees added to paid in capital	.01	.01	.01	-	-	-
Net asset value, end of period	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23
Total Return B, C	9.14%	20.57%	(15.12)%	11.19%	33.87%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,685	$ 47,792	$ 44,351	$ 59,044	$ 36,106	$ 2,508
Ratio of expenses to average net assets	1.96%	1.99%	1.98%	2.04% A	2.28%	2.23% A, H
Ratio of expenses to average net assets after expense reductions	1.92% I	1.95% I	1.94% I	2.02% A, I	2.24% I	2.21% A, I
Ratio of net investment income (loss) to average net assets	(.28)%	(.34)%	(.41)%	(.67)% A	(.68)%	(.67)% A
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G For the period July 3, 1995 (commencement of sale of Class B shares) to October 31, 1995.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss) D	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	2.04	3.71	(4.15)
Total from investment operations	1.99	3.66	(4.22)
Less Distributions
From net investment income	(.04)	(.01)	-
From net realized gain	-	(.70)	(1.22)
Total distributions	(.04)	(.71)	(1.22)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 23.88	$ 21.92	$ 18.96
Total Return B, C	9.15%	20.72%	(17.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,741	$ 8,761	$ 2,972
Ratio of expenses to average net assets	1.91%	1.94%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.87% G	1.89% G	2.44% A, G
Ratio of net investment income (loss) to average net assets	(.23)%	(.28)%	(.48)% A
Portfolio turnover	90%	99%	97%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27	$ 18.87
Income from Investment Operations
Net investment income (loss) D	.19	.14	.13	.04	.04	(.01)
Net realized and unrealized gain (loss)	2.07	3.76	(3.35)	2.85	6.55	.41
Total from investment operations	2.26	3.90	(3.22)	2.89	6.59	.40
Less Distributions
From net investment income	(.13)	(.07)	(.09)	(.05)	-	-
In excess of net investment income	-	-	-	(.02)	-	-
From net realized gain	-	(.71)	(3.97)	(1.57)	(.69)	-
Total distributions	(.13)	(.78)	(4.06)	(1.64)	(.69)	-
Redemption fees added to paid in capital	.02	.01	.01	-	-	-
Net asset value, end of period	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27
Total Return B, C	10.31%	21.95%	(14.29)%	11.95%	35.13%	2.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,470	$ 4,505	$ 3,922	$ 10,042	$ 9,860	$ 718
Ratio of expenses to average net assets	.86%	.87%	.95%	1.08% A	1.44%	1.68% A, H
Ratio of expenses to average net assets after expense reductions	.82% I	.82% I	.91% I	1.06% A, I	1.39% I	1.66% A, I
Ratio of net investment income (loss) to average net assets	.82%	.78%	.55%	.24% A	.17%	(.13)% A
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G For the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Natural Resources

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $293,093,141 and $347,895,304, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,034	$ 42
Class T	1,340,562	14,084
Class B	492,384	369,835
Class C	112,539	73,329
	$ 1,966,519	$ 457,290

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed

Natural Resources

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 55,886	$ 24,404
Class T	110,147	35,031
Class B	225,694	225,694*
Class C	11,501	11,501*
	$ 403,228	$ 296,630

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,177.35
Class T	685,399.26
Class B	148,063.30
Class C	28,215.25
Institutional Class	7,392.20
	$ 898,246

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $31,436 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $23,008,750. The fund received cash collateral of $23,700,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $145,755 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,126 under this arrangement.

Natural Resources

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Class A	$ 28,413	$ 14,537
Class T	118,452	148,852
Class C	16,896	1,336
Institutional Class	19,596	14,193
Total	$ 183,357	$ 178,918
From net realized gain
Class A	$ -	$ 234,044
Class T	-	11,934,513
Class B	-	1,511,499
Class C	-	111,651
Institutional Class	-	144,069
Total	$ -	$ 13,935,776
	$ 183,357	$ 14,114,694

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	282,058	218,537	$ 6,719,862	$ 4,009,679
Reinvestment of distributions	1,260	15,021	27,004	240,787
Shares redeemed	(206,971)	(220,423)	(4,734,234)	(4,042,409)
Net increase (decrease)	76,347	13,135	$ 2,012,632	$ 208,057
Class T Shares sold	2,815,789	3,047,055	$ 66,391,275	$ 55,714,382
Reinvestment of distributions	5,078	703,210	110,192	11,405,418
Shares redeemed	(5,482,665)	(8,897,934)	(125,788,519)	(157,418,593)
Net increase (decrease)	(2,661,798)	(5,147,669)	$ (59,287,052)	$ (90,298,793)
Class B Shares sold	804,593	979,053	$ 18,850,697	$ 17,717,381
Reinvestment of distributions	-	80,941	-	1,294,263
Shares redeemed	(866,266)	(1,224,137)	(19,693,340)	(21,780,799)
Net increase (decrease)	(61,673)	(164,143)	$ (842,643)	$ (2,769,155)
Class C Shares sold	626,062	408,624	$ 14,528,135	$ 7,488,770
Reinvestment of distributions	614	5,837	13,106	93,864
Shares redeemed	(450,962)	(171,451)	(10,086,666)	(3,264,239)
Net increase (decrease)	175,714	243,010	$ 4,454,575	$ 4,318,395
Institutional Class Shares sold	90,473	107,128	$ 2,172,120	$ 1,948,930
Reinvestment of distributions	553	8,746	11,997	141,597
Shares redeemed	(151,219)	(118,487)	(3,438,610)	(2,181,322)
Net increase (decrease)	(60,193)	(2,613)	$ (1,254,493)	$ (90,795)

Natural Resources

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Camphor Ventures, Inc.	$ -	$ 178,630	$ -	$ -

Natural Resources

Advisor Technology Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL A	53.76%	331.47%
Fidelity Adv Technology - CL A (incl. 5.75% sales charge)	44.91%	306.66%
S&P 500	8.98%	131.80%
GS Technology	51.95%	380.37%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 221 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL A	53.76%	45.34%
Fidelity Adv Technology - CL A (incl. 5.75% sales charge)	44.91%	43.16%
S&P 500	8.98%	23.99%
GS Technology	51.95%	49.39%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $40,666 - a 306.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $48,037 - a 380.37% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Technology Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL T	53.41%	326.77%
Fidelity Adv Technology - CL T (incl. 3.50% sales charge)	48.04%	311.83%
S&P 500	8.98%	131.80%
GS Technology	51.95%	380.37%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 221 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL T	53.41%	44.94%
Fidelity Adv Technology - CL T (incl. 3.50% sales charge)	48.04%	43.62%
S&P 500	8.98%	23.99%
GS Technology	51.95%	49.39%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $41,183 - a 311.83% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $48,037 - a 380.37% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Technology Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL B	52.57%	319.19%
Fidelity Adv Technology - CL B (incl. contingent deferred sales charge)	47.57%	316.19%
S&P 500	8.98%	131.80%
GS Technology	51.95%	380.37%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 221 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL B	52.57%	44.27%
Fidelity Adv Technology - CL B (incl. contingent deferred sales charge)	47.57%	44.01%
S&P 500	8.98%	23.99%
GS Technology	51.95%	49.39%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $41,619 - a 316.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $48,037 - a 380.37% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Technology Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL C	52.60%	319.00%
Fidelity Adv Technology - CL C (incl. contingent deferred sales charge)	51.60%	319.00%
S&P 500	8.98%	131.80%
GS Technology	51.95%	380.37%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 221 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - CL C	52.60%	44.26%
Fidelity Adv Technology - CL C (incl. contingent deferred sales charge)	51.60%	44.26%
S&P 500	8.98%	23.99%
GS Technology	51.95%	49.39%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $41,900 - a 319.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $48,037 - a 380.37% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Technology Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Larry Rakers, Portfolio Manager of Fidelity
Advisor Technology Fund

Q. How did the fund perform, Larry?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 53.76%, 53.41%, 52.57% and 52.60%, respectively. This performance surpassed the 51.95% return of the Goldman Sachs Technology Index - an index of 221 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares returned 54.16%. This performance surpassed the 51.95% return of the Goldman Sachs Technology Index - an index of 221 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned 8.98%.

Q. Why did technology continue to dominate the investment landscape during the 12-month period?

A. The convergence of voice, data and video all onto a single network has opened the doors for a second industrial revolution. Innovations in information technology have reshaped the face of the domestic economy and permanently altered the way business is conducted. Tech-enabled productivity gains have resulted in lower costs for all sectors of the economy, which has put a lid on inflation and helped lift corporate profits. The markets showed their appreciation of this phenomenon and bid up the stocks of those firms expected to lead the revolution. The message resonated clearly in corporate America as well, evidenced by rising tech-related spending as a share of gross domestic product (GDP).

Q. What allowed the fund to outpace its index at this time?

A. The key was our overexposure to those areas involved in the build-out of Internet infrastructure and the resulting formation of a single network - which is central to enabling broadband services. Our biggest victories were from the telecommunications/optical equipment, networking and semiconductor spaces. Having an emphasis on e-commerce software providers, such as BEA Systems, was another infrastructure strategy that paid off. Underweighting computer hardware - namely IBM - was a good choice, as the group faced a Y2K-related slowdown in corporate demand for personal computers and mainframes. Having raised the earnings growth rate of the portfolio after taking over the fund in January, I also was able to improve its risk/return profile, which served us well during the downside volatility of the spring.

Annual Report

Advisor ________ Fund - Class __
Fund Talk: The Manager's Overview - continued

Q. What other factors proved helpful to performance?

A. We were rewarded for making timely cyclical calls on various electronic components, such as capacitors. Within semiconductors, our focus on communications chips was critical to the fund's success, as the market supported our view on this high-growth area. The real winner for us here was Applied Micro Circuits. Data storage and related technology was another important theme for the fund, with names such as Network Appliance, Brocade and Emulex leading the way. Cisco and Juniper - leading makers of networking gear - were significant contributors, thanks to surging demand for routers, the devices that direct traffic over the Internet. More of these electrical devices are now needed to handle increasing amounts of data streaming toward them from higher-capacity fiber-optic lines. JDS Uniphase and Nortel helped us out from the optical space, while Qualcomm and Ericsson offered strong gains on the wireless front. I sold off Ericsson prior to the close of the period. Underweighting Microsoft further aided relative returns, with the software giant slipping on slow adoption of its Windows 2000 operating system, along with its antitrust dispute with the U.S. government.

Q. What moves didn't work out so well?

A. Unfortunately, we were too defensively postured overall in the fourth quarter of 1999, which prevented us from fully participating in the dramatic run-up enjoyed by many stocks in the sector during this time period. Clearly, the fund's underweighting in top dogs Sun Microsystems, Intel, Oracle and Applied Materials was a mistake, as was taking on a handful of problem stocks such as Electronics for Imaging, Motorola, Citrix and DoubleClick. Lucent was by far the fund's largest absolute detractor, although our underexposure to the stock actually boosted relative performance.

Q. What's your outlook?

A. I feel that demand will accelerate behind a continued rise in productivity, with spending in the sector representing an increasing share of GDP. I'm optimistic because tech stocks tend to perform well in this type of environment. It's up for debate as to where we are exactly in the productivity cycle, but if I were to guess, I'd say we're still in the early innings. With that said, I plan to remain fully invested and continue to look for the highest-growth companies at the best prices I can get for shareholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$3.5 billion

Manager: Larry Rakers, since January 2000; joined Fidelity in 1993

3

Technology

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Cisco Systems, Inc.	9.4
Nortel Networks Corp.	8.0
Intel Corp.	6.8
SDL, Inc.	5.5
EMC Corp.	3.6
Oracle Corp.	2.8
Sun Microsystems, Inc.	2.6
Hewlett-Packard Co.	2.3
Dell Computer Corp.	2.3
Texas Instruments, Inc.	1.8
45.1
Top Industries as of July 31, 2000
% of fund's net assets
Electronics	25.4%
Communications Equipment	24.0%
Computer Services & Software	19.1%
Computers & Office Equipment	18.9%
Electronic Instruments	1.4%
All Others*	11.2%

* Includes short-term investments and net other assets.

Annual Report

Advisor Technology Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1)
ADVERTISING - 0.7%
DoubleClick, Inc. (a)	684,300	$ 24,592,031
LifeMinders, Inc.	76,400	1,719,000
		26,311,031
BROADCASTING - 0.2%
American Tower Corp. Class A (a)	108,500	4,651,938
Wireless Facilities, Inc.	55,600	3,537,550
		8,189,488
CELLULAR - 1.0%
Crown Castle International Corp. (a)	105,000	3,570,000
LCC International, Inc. (a)	10,000	205,000
QUALCOMM, Inc. (a)	494,000	32,079,125
		35,854,125
COMMUNICATIONS EQUIPMENT - 24.0%
ADC Telecommunications, Inc. (a)	450,000	18,871,875
Andrew Corp. (a)	55,000	1,550,313
Ciena Corp. (a)	310,100	44,072,963
Cisco Systems, Inc. (a)	5,157,300	337,480,805
Comverse Technology, Inc. (a)	102,400	8,985,600
Corning, Inc.	275,000	64,332,813
Corvis Corp.	55,000	4,528,047
Ditech Communications Corp.	258,800	12,390,050
Jabil Circuit, Inc. (a)	346,700	17,356,669
Lucent Technologies, Inc.	1,431,538	62,629,788
Nortel Networks Corp.	3,872,640	288,027,600
		860,226,523
COMPUTER SERVICES & SOFTWARE - 19.1%
Adobe Systems, Inc.	98,400	11,266,800
Aether Systems, Inc.	164,400	27,362,325
Affiliated Computer Services, Inc. Class A (a)	54,800	2,469,425
America Online, Inc. (a)	359,400	19,160,513
Ariba, Inc.	68,000	7,883,750
Art Technology Group, Inc.	340,000	29,580,000
BEA Systems, Inc. (a)	706,600	30,427,963
Blue Martini Software, Inc. (a)	3,100	184,256
BroadVision, Inc. (a)	200,000	7,237,500
Cadence Design Systems, Inc. (a)	300,000	6,262,500
Cambridge Technology Partners, Inc. (a)	284,700	2,677,959
Ceridian Corp. (a)	381,000	8,667,750
Citrix Systems, Inc. (a)	406,000	6,191,500
CNET Networks, Inc. (a)	133,700	4,002,644
Commerce One, Inc.	42,000	1,766,625
Computer Sciences Corp. (a)	29,100	1,818,750
Cysive, Inc.	70,800	1,699,200
Data Return Corp.	61,600	1,578,500
Digital Insight Corp.	184,000	5,761,500

	Shares	Value (Note 1)
DST Systems, Inc. (a)	39,900	$ 3,725,663
Electronic Data Systems Corp.	53,100	2,283,300
Electronics for Imaging, Inc. (a)	142,600	3,110,463
Exodus Communications, Inc. (a)	400,800	17,810,550
Great Plains Software, Inc. (a)	100,000	2,337,500
i2 Technologies, Inc. (a)	121,700	15,790,575
Information Architects Corp. (a)	250,000	1,593,750
InfoSpace.com, Inc. (a)	264,200	8,916,750
Infovista SA sponsored ADR (a)	113,500	2,724,000
Inktomi Corp. (a)	31,400	3,359,800
Intertrust Technologies Corp.	40,000	582,500
Kana Communications, Inc.	96,042	3,529,544
Keynote Systems, Inc.	25,000	948,438
Lante Corp.	99,300	1,880,494
Legato Systems, Inc. (a)	136,900	1,330,497
Mercury Interactive Corp. (a)	55,000	5,459,609
Micromuse, Inc. (a)	277,700	36,027,236
Microsoft Corp. (a)	852,400	59,508,175
National Data Corp.	15,000	412,500
Numerical Technologies, Inc.	35,100	1,636,538
Oracle Corp. (a)	1,322,000	99,397,875
Orbotech Ltd.	25,000	2,059,375
Phone.com, Inc.	444,800	35,528,400
Priceline.com, Inc. (a)	186,000	4,394,250
Proxicom, Inc. (a)	200,000	8,262,500
Puma Technology, Inc. (a)	65,000	1,300,000
Rational Software Corp. (a)	68,000	6,919,000
Razorfish, Inc. Class A (a)	285,000	5,165,625
Redback Networks, Inc. (a)	81,800	10,634,000
Scient Corp. (a)	88,500	4,126,313
Siebel Systems, Inc. (a)	87,600	12,702,000
SilverStream Software, Inc.	175,000	6,671,875
Software.com, Inc.	215,000	21,688,125
Support.com, Inc.	2,400	81,900
Synopsys, Inc. (a)	36,400	1,185,275
Technology Solutions, Inc.	750,000	3,750,000
Tumbleweed Communications Corp.	224,700	10,111,500
Unigraphics Solutions, Inc. Class A (a)	2,100	32,681
Unisys Corp. (a)	293,500	2,879,969
VeriSign, Inc. (a)	163,300	25,913,669
VERITAS Software Corp. (a)	218,875	22,311,570
Viant Corp.	302,400	9,979,200
Vignette Corp. (a)	506,500	17,157,688
Yahoo!, Inc. (a)	192,200	24,733,738
		685,953,870
COMPUTERS & OFFICE EQUIPMENT - 18.9%
Advanced Digital Information Corp. (a)	218,800	3,063,201
Apple Computer, Inc. (a)	296,400	15,060,825
Brocade Communications Systems, Inc. (a)	243,000	43,405,875
Compaq Computer Corp.	808,300	22,682,919
Dell Computer Corp. (a)	1,850,400	81,301,950
Common Stocks - continued
	Shares	Value (Note 1)
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
EMC Corp. (a)	1,533,200	$ 130,513,650
Emulex Corp. (a)	154,800	7,740,000
Extended Systems, Inc. (a)	52,000	3,298,750
Extreme Networks, Inc. (a)	35,000	4,887,422
Finisar Corp.	145,900	3,875,469
Gateway, Inc. (a)	314,800	17,373,025
Hewlett-Packard Co.	765,800	83,615,788
International Business Machines Corp.	405,600	45,604,650
Juniper Networks, Inc. (a)	140,000	19,941,250
Lexmark International Group, Inc. Class A (a)	335,600	15,122,975
MMC Networks, Inc. (a)	181,500	8,972,906
MRV Communications, Inc. (a)	100,000	5,787,500
Network Appliance, Inc. (a)	527,200	45,438,050
Oak Technology, Inc. (a)	125,000	2,875,000
SanDisk Corp. (a)	17,900	1,141,125
SCI Systems, Inc. (a)	116,800	5,358,200
Seagate Technology, Inc. (a)	250,000	12,671,875
Sun Microsystems, Inc. (a)	895,000	94,366,563
Symbol Technologies, Inc.	38,500	1,535,188
		675,634,156
ELECTRICAL EQUIPMENT - 1.3%
Alcatel SA sponsored ADR	461,250	33,728,906
American Power Conversion Corp. (a)	85,300	2,169,819
Cymer, Inc. (a)	30,000	1,361,250
Pinnacle Systems (a)	270,200	2,068,719
Scientific-Atlanta, Inc.	92,000	7,084,000
		46,412,694
ELECTRONIC INSTRUMENTS - 1.4%
Agilent Technologies, Inc.	230,056	9,374,782
Applied Materials, Inc. (a)	21,400	1,623,725
Cohu, Inc.	100,000	1,768,750
Credence Systems Corp. (a)	156,900	6,707,475
KLA-Tencor Corp. (a)	257,000	13,685,250
LAM Research Corp. (a)	132,500	3,875,625
LTX Corp. (a)	114,900	2,527,800
PerkinElmer, Inc.	30,000	1,918,125
Teradyne, Inc. (a)	162,000	10,266,750
		51,748,282
ELECTRONICS - 25.4%
Advanced Energy Industries, Inc. (a)	94,200	4,239,000
Advanced Micro Devices, Inc. (a)	83,900	6,035,556
Altera Corp. (a)	98,900	9,710,744
Amkor Technology, Inc. (a)	40,000	1,100,000
Analog Devices, Inc. (a)	344,400	23,031,750

	Shares	Value (Note 1)
Applied Micro Circuits Corp. (a)	79,000	$ 11,790,750
Atmel Corp. (a)	55,400	1,658,538
Broadcom Corp. Class A (a)	165,900	37,203,075
Chartered Semiconductor Manufacturing Ltd. ADR	88,600	6,379,200
Cree, Inc. (a)	178,700	20,092,581
Dallas Semiconductor Corp.	47,000	1,968,125
Flextronics International Ltd. (a)	125,400	8,877,928
General Semiconductor, Inc. (a)	257,800	3,867,000
GlobeSpan, Inc.	232,900	26,303,144
Infineon Technologies AG sponsored ADR (a)	200	13,600
Intel Corp.	3,641,000	243,036,750
International Rectifier Corp. (a)	128,800	7,124,250
JDS Uniphase Corp. (a)	125,800	14,860,125
Linear Technology Corp.	166,300	9,188,075
LSI Logic Corp. (a)	445,800	15,101,475
Marvell Technology Group Ltd.	177,800	8,123,238
Maxim Integrated Products, Inc. (a)	145,800	9,631,913
Micrel, Inc. (a)	94,000	4,705,875
Microchip Technology, Inc. (a)	37,600	2,610,850
Micron Technology, Inc. (a)	610,400	49,747,600
Motorola, Inc.	240	7,935
National Semiconductor Corp. (a)	3,800	137,513
NVIDIA Corp. (a)	103,800	6,228,000
Plexus Corp. (a)	800	90,250
PMC-Sierra, Inc. (a)	272,200	52,755,763
Power-One, Inc. (a)	40,000	4,722,500
QLogic Corp. (a)	18,400	1,370,800
RF Micro Devices, Inc. (a)	25,000	1,884,375
Samsung Electronics Co. Ltd.	600	158,496
Sanmina Corp. (a)	121,900	11,321,463
SDL, Inc. (a)	570,100	197,860,331
Solectron Corp. (a)	133,400	5,377,688
STMicroelectronics NV (NY Shares)	134,600	7,663,788
Texas Instruments, Inc.	1,119,500	65,700,656
TyCom Ltd.	33,200	1,130,875
Vitesse Semiconductor Corp. (a)	222,000	13,236,750
Xilinx, Inc. (a)	164,460	12,344,779
		908,393,104
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
ASM Lithography Holding NV (a)	270,000	10,732,500
Asyst Technologies, Inc. (a)	75,000	1,809,375
Mattson Technology, Inc. (a)	140,000	2,616,250
PRI Automation, Inc. (a)	38,800	1,770,250
Varian Semiconductor Equipment Associates, Inc. (a)	58,000	2,816,625
		19,745,000
SERVICES - 0.5%
Diamond Technology Partners, Inc. Class A (a)	101,500	9,039,844
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - CONTINUED
Digitas, Inc.	89,400	$ 2,022,675
eLoyalty Corp.	125,000	1,855,469
Media Metrix, Inc. (a)	170,000	4,420,000
Per-Se Technologies, Inc. warrants 7/8/03 (a)	91	0
		17,337,988
TELEPHONE SERVICES - 0.0%
TeraBeam Networks (c)	10,800	40,500
TOTAL COMMON STOCKS (Cost $2,834,073,664)		3,335,846,761
Cash Equivalents - 10.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.45%, dated 7/31/00 due 8/1/00	$ 4,027,722	4,027,000
	Shares
Fidelity Cash Central Fund, 6.57% (b)	264,767,287	264,767,287
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	97,659,109	97,659,109
TOTAL CASH EQUIVALENTS (Cost $366,453,396)		366,453,396
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $3,200,527,060)	3,702,300,157
NET OTHER ASSETS - (3.3)%	(118,225,878)
NET ASSETS - 100%	$ 3,584,074,279
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
TeraBeam Networks	4/7/00	$ 40,500
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $40,500 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Canada	8.0
France	1.0
Others (individually less than 1%)	1.3
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,221,424,728. Net unrealized appreciation aggregated $480,875,429, of which $790,884,529 related to appreciated investment securities and $310,009,100 related to depreciated investment securities.

The fund hereby designates approximately $19,613,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 1%, 1%, 2%, 2% and 1% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Technology

Advisor Technology Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $4,027,000) (cost $3,200,527,060) - See accompanying schedule		$ 3,702,300,157
Cash		859
Receivable for investments sold		64,845,108
Receivable for fund shares sold		10,125,072
Dividends receivable		65,339
Interest receivable		1,394,478
Redemption fees receivable		3,128
Other receivables		74,504
Total assets		3,778,808,645
Liabilities
Payable for investments purchased	$ 85,879,552
Payable for fund shares redeemed	5,711,660
Accrued management fee	1,809,482
Distribution fees payable	2,272,122
Other payables and accrued expenses	1,402,441
Collateral on securities loaned, at value	97,659,109
Total liabilities		194,734,366
Net Assets		$ 3,584,074,279
Net Assets consist of:
Paid in capital		$ 2,940,445,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		141,856,056
Net unrealized appreciation (depreciation) on investments		501,773,097
Net Assets		$ 3,584,074,279
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($388,755,724 ÷ 10,731,440 shares)		$36.23
Maximum offering price per share (100/94.25 of $36.23)		$38.44
Class T: Net Asset Value and redemption price per share ($1,286,375,762 ÷ 35,779,277 shares)		$35.95
Maximum offering price per share (100/96.50 of $35.95)		$37.25
Class B: Net Asset Value and offering price per share ($1,372,523,377 ÷ 38,850,030 shares) A		$35.33
Class C: Net Asset Value and offering price per share ($472,462,329 ÷ 13,349,550 shares) A		$35.39
Institutional Class: Net Asset Value, offering price and redemption price pershare ($63,957,087 ÷ 1,755,439 shares)		$36.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 2,260,119
Interest		11,660,827
Security lending		753,691
Total income		14,674,637
Expenses
Management fee	$ 14,021,602
Transfer agent fees	6,145,435
Distribution fees	17,313,403
Accounting and security lending fees	519,867
Non-interested trustees' compensation	6,785
Custodian fees and expenses	83,078
Registration fees	925,628
Audit	29,306
Legal	10,202
Miscellaneous	20,308
Total expenses before reductions	39,075,614
Expense reductions	(169,344)	38,906,270
Net investment income (loss)		(24,231,633)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	186,239,307
Foreign currency transactions	(530)	186,238,777
Change in net unrealized appreciation (depreciation) on investment securities		380,785,475
Net gain (loss)		567,024,252
Net increase (decrease) in net assets resulting from operations		$ 542,792,619

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (24,231,633)	$ (3,282,503)
Net realized gain (loss)	186,238,777	51,119,572
Change in net unrealized appreciation (depreciation)	380,785,475	107,259,307
Net increase (decrease) in net assets resulting from operations	542,792,619	155,096,376
Distributions to shareholders from net realized gain	(61,167,152)	-
Share transactions - net increase (decrease)	2,237,686,987	557,638,871
Redemption fees	998,385	259,288
Total increase (decrease) in net assets	2,720,310,839	712,994,535
Net Assets
Beginning of period	863,763,440	150,768,905
End of period	$ 3,584,074,279	$ 863,763,440

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.95	$ 14.88	$ 15.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.19)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	13.04	10.15	.58	6.13
Total from investment operations	12.85	10.06	.50	6.03
Less Distributions
From net realized gain	(1.58)	-	(1.14)	(.08)
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.58)	-	(1.59)	(.08)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Total Return B, C	53.76%	67.67%	4.20%	60.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 388,756	$ 94,621	$ 15,414	$ 7,313
Ratio of expenses to average net assets	1.16%	1.25%	1.39%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.15% G	1.24% G	1.35% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	(.55)%	(.44)%	(.59)%	(.79)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.76	$ 14.80	$ 15.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.27)	(.14)	(.11)	(.11)
Net realized and unrealized gain (loss)	12.96	10.09	.56	6.09
Total from investment operations	12.69	9.95	.45	5.98
Less Distributions
From net realized gain	(1.51)	-	(1.12)	(.08)
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.51)	-	(1.57)	(.08)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Total Return B, C	53.41%	67.30%	3.85%	60.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,376	$ 349,533	$ 90,499	$ 57,624
Ratio of expenses to average net assets	1.38%	1.47%	1.60%	1.92% A
Ratio of expenses to average net assets after expense reductions	1.37% F	1.46% F	1.56% F	1.87% A, F
Ratio of net investment income (loss) to average net assets	(.77)%	(.65)%	(.80)%	(.93)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.44	$ 14.68	$ 15.88	$ 12.88
Income from Investment Operations
Net investment income (loss) D	(.45)	(.26)	(.20)	(.08)
Net realized and unrealized gain (loss)	12.78	10.01	.57	3.08
Total from investment operations	12.33	9.75	.37	3.00
Less Distributions
From net realized gain	(1.45)	-	(1.13)	-
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.45)	-	(1.58)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Total Return B, C	52.57%	66.49%	3.27%	23.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,372,523	$ 298,768	$ 31,041	$ 5,105
Ratio of expenses to average net assets	1.91%	2.01%	2.21%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.91%	2.00% G	2.18% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(1.30)%	(1.19)%	(1.40)%	(1.41)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	12.80	10.03	1.27
Total from investment operations	12.36	9.78	1.10
Less Distributions
From net realized gain	(1.47)	-	(.49)
In excess of net realized gain	-	-	(.20)
Total distributions	(1.47)	-	(.69)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 35.39	$ 24.49	$ 14.70
Total Return B, C	52.60%	66.60%	8.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 472,462	$ 88,120	$ 6,754
Ratio of expenses to average net assets	1.89%	1.97%	2.43% A
Ratio of expenses to average net assets after expense reductions	1.89%	1.96% F	2.41% A, F
Ratio of net investment income (loss) to average net assets	(1.28)%	(1.16)%	(1.64)% A
Portfolio turnover	125%	170%	348%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 14.89	$ 15.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.09)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	13.08	10.19	.55	6.12
Total from investment operations	12.99	10.15	.51	6.06
Less Distributions
From net realized gain	(1.62)	-	(1.15)	(.09)
In excess of net realized gain	-	-	(.46)	-
Total distributions	(1.62)	-	(1.61)	(.09)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Total Return B, C	54.16%	68.23%	4.26%	60.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,957	$ 32,722	$ 7,060	$ 3,598
Ratio of expenses to average net assets	.87%	.98%	1.10%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87%	.97% G	1.07% G	1.44% A, G
Ratio of net investment income (loss) to average net assets	(.26)%	(.17)%	(.30)%	(.50)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $40,500 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,833,800,913 and $2,779,015,445, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 656,285	$ 329
Class T	4,482,592	3,088
Class B	9,162,823	6,872,976
Class C	3,011,703	2,259,677
	$ 17,313,403	$ 9,136,070

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net

Technology

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,815,402	$ 1,403,067
Class T	3,019,339	1,149,922
Class B	1,943,039	1,943,039*
Class C	152,798	152,798*
	$ 7,930,578	$ 4,648,826

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 703,903.27
Class T	2,101,901.23
Class B	2,459,618.27
Class C	743,802.25
Institutional Class	136,211.23
	$ 6,145,435

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $124,819 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $101,555,965. The fund received cash collateral of $97,659,109 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $166,096 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,248 under this arrangement.

Technology

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net realized gain
Class A	$ 7,085,822	$ -
Class T	23,787,352	-
Class B	21,305,447	-
Class C	6,504,599	-
Institutional Class	2,483,932	-
Total	$ 61,167,152	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	8,424,700	3,280,891	$ 295,468,953	$ 74,375,999
Reinvestment of distributions	237,235	-	6,522,431	-
Shares redeemed	(1,723,055)	(524,386)	(61,402,666)	(11,021,514)
Net increase (decrease)	6,938,880	2,756,505	$ 240,588,718	$ 63,354,485
Class T Shares sold	27,387,834	10,904,693	$ 953,611,598	$ 237,438,732
Reinvestment of distributions	830,850	-	22,660,793	-
Shares redeemed	(6,556,121)	(2,903,454)	(226,095,777)	(59,161,752)
Net increase (decrease)	21,662,563	8,001,239	$ 750,176,614	$ 178,276,980
Class B Shares sold	29,573,993	11,234,873	$ 1,007,811,583	$ 250,482,834
Reinvestment of distributions	704,607	-	18,857,957	-
Shares redeemed	(3,655,139)	(1,122,956)	(126,658,754)	(23,194,043)
Net increase (decrease)	26,623,461	10,111,917	$ 900,010,786	$ 227,288,791
Class C Shares sold	11,070,359	3,451,291	$ 381,491,987	$ 76,473,150
Reinvestment of distributions	200,051	-	5,389,654	-
Shares redeemed	(1,519,630)	(311,910)	(52,707,538)	(6,794,753)
Net increase (decrease)	9,750,780	3,139,381	$ 334,174,103	$ 69,678,397
Institutional Class Shares sold	1,525,017	1,121,900	$ 50,459,314	$ 24,772,786
Reinvestment of distributions	67,708	-	1,853,690	-
Shares redeemed	(1,143,598)	(289,655)	(39,576,238)	(5,732,568)
Net increase (decrease)	449,127	832,245	$ 12,736,766	$ 19,040,218

Technology

Advisor Telecommunications & Utilities Growth Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL A	9.59%	169.85%
Fidelity Adv Telecommunications & Utilities - CL A (incl. 5.75% sales charge)	3.29%	154.33%
S&P 500	8.98%	131.80%
GS Utilities	-0.53%	117.02%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 139 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL A	9.59%	28.90%
Fidelity Adv Telecommunications & Utilities - CL A (incl. 5.75% sales charge)	3.29%	26.97%
S&P 500	8.98%	23.99%
GS Utilities	-0.53%	21.92%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $25,433 - a 154.33% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,702 - a 117.02% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Telecommunications & Utilities Growth Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL T	9.41%	167.27%
Fidelity Adv Telecommunications & Utilities - CL T (incl. 3.50% sales charge)	5.58%	157.92%
S&P 500	8.98%	131.80%
GS Utilities	-0.53%	117.02%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 139 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL T	9.41%	28.59%
Fidelity Adv Telecommunications & Utilities - CL T (incl. 3.50% sales charge)	5.58%	27.42%
S&P 500	8.98%	23.99%
GS Utilities	-0.53%	21.92%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $25,792 - a 157.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,702 - a 117.02% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Telecommunications & Utilities Growth Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL B	8.77%	162.53%
Fidelity Adv Telecommunications & Utilities - CL B (incl. contingent deferred sales charge)	3.77%	159.53%
S&P 500	8.98%	131.80%
GS Utilities	-0.53%	117.02%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 139 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL B	8.77%	28.00%
Fidelity Adv Telecommunications & Utilities - CL B (incl. contingent deferred sales charge)	3.77%	27.62%
S&P 500	8.98%	23.99%
GS Utilities	-0.53%	21.92%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $25,953 - a 159.53% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,702 - a 117.02% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Telecommunications & Utilities Growth Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL C	8.84%	162.69%
Fidelity Adv Telecommunications & Utilities - CL C (incl. contingent deferred sales charge)	7.84%	162.69%
S&P 500	8.98%	131.80%
GS Utilities	-0.53%	117.02%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 139 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL C	8.84%	28.02%
Fidelity Adv Telecommunications & Utilities - CL C (incl. contingent deferred sales charge)	7.84%	28.02%
S&P 500	8.98%	23.99%
GS Utilities	-0.53%	21.92%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $26,269 - a 162.69% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,702 - a 117.02% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Peter Saperstone, Portfolio Manager of Fidelity Advisor Telecommunications &
Utilities Growth Fund

Q. How did the fund perform, Peter?

A. For the 12-month period that ended July 31, 2000, the fund's Class A, Class T, Class B, and Class C shares returned 9.59%, 9.41%, 8.77%, and 8.84%, respectively. During the same period, the Goldman Sachs Utilities Index - an index of 139 stocks designed to measure the performance of companies in the utilities sector - posted a loss of 0.53%, while the Standard & Poor's 500 Index returned 8.98%.

A. For the 12-month period that ended July 31, 2000, the fund's Institutional Class shares returned 9.93%. During the same period, the Goldman Sachs Utilities Index - an index of 139 stocks designed to measure the performance of companies in the utilities sector - posted a loss of 0.53%, while the Standard & Poor's 500 Index returned 8.98%.

Q. What factors contributed to the fund's outperformance of the Goldman Sachs index?

A. The largest contributor to the fund's performance was its significant underweighting of large-cap telephone companies - regional Bell operating companies and long-distance companies - compared to the Goldman Sachs index. The stocks of those incumbent companies did not perform well during the period in the face of continued competition, deregulation and new technology. Our underweighted position, along with an overweighted position in cellular and wireless companies, led to the fund's outperformance of its benchmark.

Q. What stocks contributed the most to the fund's performance?

A. Nextel Communications, VoiceStream Wireless and Sprint PCS were the strongest contributors to the fund in terms of performance. These all-digital companies have an advantage over the analog regional Bell operating companies and gained market share as the consumer demand for wireless technology continued to grow. Digital technology offers better transmission quality and costs significantly less to operate than analog technology. Metromedia Fiber also made a strong contribution to the fund. Metromedia - a leading provider of fiber-optic cable and end-to-end optical networks - had a competitive advantage as it pursued its strategy of building in the local telephone market and exploiting an area that was previously a domain of long-distance carriers. Finally, Calpine Corporation and AES, two independent electric power companies that continued to gain market share as they took advantage of deregulation in that industry, made positive contributions to the fund.

Annual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview - continued

Q. Which stocks had disappointing performance?

A. Larger telecommunications stocks such as AT&T, BellSouth and SBC Communications, posted low returns. AT&T was particularly hard hit as a result of increased competition, new technology and deregulation. Increased competition and the introduction of new technologies has led to a decrease in pricing, which has hurt the company's revenue growth. Additionally, Exodus Communications, a Web-hosting company, performed poorly and detracted from the fund's performance. The stock suffered along with many other companies as a result of the NASDAQ correction that began in mid-March and lasted through much of the remainder of the period. However, I still held Exodus because the company has established data centers throughout the U.S., its fundamentals are good and its business outlook is positive.

Q. Did the stock market's volatility cause you to change your investment strategy?

A. No, it didn't. I continued to run the fund with a higher concentration of assets in telecommunications relative to electric utilities. Within telecommunications, I focused on wireless communication companies because I see continued demand for wireless services in the U.S. At the present time, approximately 35% of U.S. households use wireless communications. This is low when compared to the 55% penetration in Europe and Asia. Within wireless, I tended to favor aggressive companies such as Sprint PCS, Nextel and VoiceStream, all of which are 100% digital networks, have been gaining market share in a rapidly growing arena and should benefit further from this expansion.

Q. What is your outlook, Peter?

A. My outlook continues to be positive. I plan to continue to favor telecommunications stocks over traditional utility stocks because of better long-term growth potential. As deregulation continues and new technologies emerge, the incumbent telephone companies will face increased competition and could suffer further loss of market share.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Note to shareholders: Effective September 28, 2000, Tim Cohen became Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$656 million

Manager: Peter Saperstone, since 1998; joined Fidelity in 1995

3

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
VoiceStream Wireless Corp.	11.1
Sprint Corp. - PCS Group Series 1	9.1
Nextel Communications, Inc. Class A	8.4
Qwest Communications International, Inc.	7.2
BellSouth Corp.	3.9
AT&T Corp. - Wireless Group	3.8
AT&T Corp.	3.4
Nokia AB sponsored ADR	3.4
SBC Communications, Inc.	3.2
Exodus Communications, Inc.	2.7
56.2
Top Industries as of July 31, 2000
% of fund's net assets
Cellular	39.5%
Telephone Services	30.3%
Communications Equipment	6.6%
Electric Utility	5.1%
Computer Services & Software	4.1%
All Others*	14.4%

* Includes short-term investments and net other assets.

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
BROADCASTING - 2.0%
Comcast Corp. Class A (special) (a)	200,000	$ 6,803,125
EchoStar Communications Corp. Class A (a)	47,000	1,853,563
Metro One Telecommunications, Inc. (a)	426,600	4,159,350
WorldQuest Networks, Inc.	24,500	122,500
		12,938,538
CELLULAR - 39.5%
ALLTEL Corp.	36,600	2,255,475
AT&T Corp. - Wireless Group	900,000	24,750,000
China Mobile (Hong Kong) Ltd. (a)	1,877,000	15,649,487
China Unicom Ltd. sponsored ADR (a)	450,000	10,603,125
Crown Castle International Corp. (a)	101,400	3,447,600
Dobson Communications Corp. Class A	114,700	2,509,063
Nextel Communications, Inc. Class A (a)	990,200	55,389,313
SBA Communications Corp. Class A	165,800	7,481,725
Sprint Corp. - PCS Group Series 1 (a)	1,081,300	59,741,825
Telephone & Data Systems, Inc.	23,000	2,561,625
Telesp Celular Participacoes SA ADR	39,600	1,492,425
Triton PCS Holdings, Inc. Class A	21,200	1,063,975
VoiceStream Wireless Corp. (a)	566,240	72,620,276
		259,565,914
COMMUNICATIONS EQUIPMENT - 6.6%
Comverse Technology, Inc. (a)	75,000	6,581,250
Corvis Corp.	3,000	246,984
Lexent, Inc.	51,600	1,373,850
Nokia AB sponsored ADR	500,000	22,156,250
Nortel Networks Corp.	173,684	12,917,748
		43,276,082
COMPUTER SERVICES & SOFTWARE - 4.1%
Covad Communications Group, Inc. (a)	541,400	8,933,100
Exodus Communications, Inc. (a)	400,000	17,775,000
		26,708,100
ELECTRIC UTILITY - 5.1%
AES Corp. (a)	214,000	11,435,625
Calpine Corp. (a)	60,000	4,275,000
Citizens Communications Co. (a)	898,900	15,056,575
IPALCO Enterprises, Inc.	127,300	2,880,163
		33,647,363
ELECTRICAL EQUIPMENT - 0.6%
Alcatel SA sponsored ADR	50,000	3,656,250

	Shares	Value (Note 1)
ELECTRONICS - 1.6%
Samsung Electronics Co. Ltd. unit	72,000	$ 10,314,000
TyCom Ltd.	12,200	415,563
		10,729,563
GAS - 1.4%
Dynegy, Inc. Class A	52,871	3,720,796
Kinder Morgan, Inc.	169,900	5,776,600
		9,497,396
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Pinnacle Holdings, Inc. (a)	267,400	15,024,538
SERVICES - 0.4%
Universal Access, Inc.	99,100	2,737,638
TELEPHONE SERVICES - 30.3%
Alaska Communication Systems Group, Inc.	59,500	565,250
Allegiance Telecom, Inc. (a)	188,800	10,490,200
AT&T Corp.	718,764	22,236,761
BCE, Inc.	110,600	2,513,636
BellSouth Corp.	646,000	25,718,875
Global Crossing Ltd. (a)	451,800	10,984,388
ITXC Corp.	39,800	721,375
Level 3 Communications, Inc. (a)	177,400	12,140,813
McLeodUSA, Inc. Class A (a)	804,400	13,624,525
Metromedia Fiber Network, Inc. Class A (a)	299,200	10,509,400
NEXTLINK Communications, Inc. Class A (a)	42,400	1,401,850
Qwest Communications International, Inc. (a)	1,004,195	47,134,403
SBC Communications, Inc.	499,115	21,243,582
Time Warner Telecom, Inc. Class A (a)	235,300	14,573,894
TRICOM SA sponsored ADR (a)	79,800	1,236,900
Z-Tel Technologies, Inc.	489,000	3,636,938
		198,732,790
TOTAL COMMON STOCKS (Cost $625,039,002)		616,514,172
Cash Equivalents - 7.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.57% (b)	38,764,304	$ 38,764,304
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	11,523,600	11,523,600
TOTAL CASH EQUIVALENTS (Cost $50,287,904)		50,287,904
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $675,326,906)		666,802,076
NET OTHER ASSETS - (1.6)%		(10,493,567)
NET ASSETS - 100%		$ 656,308,509
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Hong Kong	4.0
Finland	3.4
Canada	2.4
Bermuda	1.7
Korea (South)	1.6
Others (individually less than 1%)	1.0
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $680,280,377. Net unrealized depreciation aggregated $13,478,301, of which $63,333,223 related to appreciated investment securities and $76,811,524 related to depreciated investment securities.

The fund hereby designates approximately $3,072,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 21%, 22%, 25%, 26% and 16% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $675,326,906) - See accompanying schedule		$ 666,802,076
Receivable for investments sold		12,513,993
Receivable for fund shares sold		3,601,299
Dividends receivable		494,474
Interest receivable		266,069
Redemption fees receivable		132
Other receivables		18,147
Total assets		683,696,190
Liabilities
Payable for investments purchased	$ 13,930,119
Payable for fund shares redeemed	903,067
Accrued management fee	336,104
Distribution fees payable	426,092
Other payables and accrued expenses	268,699
Collateral on securities loaned, at value	11,523,600
Total liabilities		27,387,681
Net Assets		$ 656,308,509
Net Assets consist of:
Paid in capital		$ 653,332,331
Undistributed net investment income		7,856,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,644,922
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,524,907)
Net Assets		$ 656,308,509
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,609,563 ÷ 2,922,834 shares)		$21.08
Maximum offering price per share (100/94.25 of $21.08)		$22.37
Class T: Net Asset Value and redemption price per share ($225,415,117 ÷ 10,730,396 shares)		$21.01
Maximum offering price per share (100/96.50 of $21.01)		$21.77
Class B: Net Asset Value and offering price per share ($242,887,954 ÷ 11,721,567 shares) A		$20.72
Class C: Net Asset Value and offering price per share ($107,332,008 ÷ 5,182,093 shares) A		$20.71
Institutional Class: Net Asset Value, offering price and redemption price per share ($19,063,867 ÷ 899,465 shares)		$21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 2,912,905
Special dividend from BCE, Inc.		9,825,872
Interest		1,869,586
Security lending		227,884
Total income		14,836,247
Expenses
Management fee	$ 2,404,253
Transfer agent fees	1,040,778
Distribution fees	3,033,976
Accounting and security lending fees	154,042
Non-interested trustees' compensation	1,155
Custodian fees and expenses	23,250
Registration fees	268,815
Audit	23,688
Legal	1,780
Miscellaneous	3,725
Total expenses before reductions	6,955,462
Expense reductions	(123,730)	6,831,732
Net investment income		8,004,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,829,494
Foreign currency transactions	(16,589)	5,812,905
Change in net unrealized appreciation (depreciation) on:
Investment securities	(29,591,053)
Assets and liabilities in foreign currencies	(77)	(29,591,130)
Net gain (loss)		(23,778,225)
Net increase (decrease) in net assets resulting from operations		$ (15,773,710)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ 8,004,515	$ (97,227)
Net realized gain (loss)	5,812,905	8,970,907
Change in net unrealized appreciation (depreciation)	(29,591,130)	18,386,120
Net increase (decrease) in net assets resulting from operations	(15,773,710)	27,259,800
Distributions to shareholders From net investment income	(131,762)	-
From net realized gain	(9,708,813)	(3,437,371)
Total distributions	(9,840,575)	(3,437,371)
Share transactions - net increase (decrease)	506,119,403	108,825,089
Redemption fees	184,716	29,790
Total increase (decrease) in net assets	480,689,834	132,677,308
Net Assets
Beginning of period	175,618,675	42,941,367
End of period (including undistributed net investment income of $7,856,163 and $0, respectively)	$ 656,308,509	$ 175,618,675

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.31	$ 16.00	$ 13.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.53 H	.05	(.02)	.12
Net realized and unrealized gain (loss)	1.29 I	5.45	4.19	3.09
Total from investment operations	1.82	5.50	4.17	3.21
Less Distributions
From net investment income	(.05)	-	(.04)	(.03)
From net realized gain	(1.01)	(1.20)	(1.21)	(.11)
Total distributions	(1.06)	(1.20)	(1.25)	(.14)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Total Return B, C	9.59%	38.83%	33.99%	32.36%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,610	$ 14,400	$ 3,186	$ 531
Ratio of expenses to average net assets	1.20%	1.34%	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.17% G	1.32% G	1.72% G	1.75% A
Ratio of net investment income (loss) to average net assets	2.39%	.30%	(.11)%	1.09% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 15.95	$ 13.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.47 H	.01	(.04)	.08
Net realized and unrealized gain (loss)	1.31 I	5.43	4.17	3.09
Total from investment operations	1.78	5.44	4.13	3.17
Less Distributions
From net investment income	(.01)	-	(.03)	(.03)
From net realized gain	(1.00)	(1.17)	(1.19)	(.11)
Total distributions	(1.01)	(1.17)	(1.22)	(.14)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Total Return B, C	9.41%	38.45%	33.72%	31.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 225,415	$ 65,085	$ 19,918	$ 7,085
Ratio of expenses to average net assets	1.44%	1.58%	1.94%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.41% G	1.55% G	1.90% G	2.00% A
Ratio of net investment income (loss) to average net assets	2.16%	.07%	(.23)%	.79% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 15.83	$ 13.01	$ 11.76
Income from Investment Operations
Net investment income (loss) D	.35 H	(.08)	(.13)	.02
Net realized and unrealized gain (loss)	1.29 I	5.39	4.16	1.23
Total from investment operations	1.64	5.31	4.03	1.25
Less Distributions
From net investment income	-	-	(.03)	-
From net realized gain	(.95)	(1.13)	(1.19)	-
Total distributions	(.95)	(1.13)	(1.22)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Total Return B, C	8.77%	37.76%	32.97%	10.63%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 242,888	$ 65,645	$ 12,919	$ 2,039
Ratio of expenses to average net assets	1.96%	2.08%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% G	2.05% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	1.63%	(.43)%	(.85)%	.32% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) D	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	1.29I	5.38	3.16
Total from investment operations	1.65	5.30	3.06
Less Distributions
From net investment income	-	-	(.02)
From net realized gain	(.96)	(1.15)	(1.10)
Total distributions	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 20.71	$ 20.01	$ 15.85
Total Return B, C	8.84%	37.72%	23.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 107,332	$ 23,524	$ 3,489
Ratio of expenses to average net assets	1.93%	2.07%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% G	2.04% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	1.66%	(.43)%	(.91)% A
Portfolio turnover	172%	149%	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.38	$ 16.02	$ 13.09	$ 10.00
Income from Investment Operations
Net investment income D	.60H	.11	.04	.14
Net realized and unrealized gain (loss)	1.29I	5.46	4.17	3.10
Total from investment operations	1.89	5.57	4.21	3.24
Less Distributions
From net investment income	(.08)	-	(.07)	(.04)
From net realized gain	(1.01)	(1.22)	(1.22)	(.11)
Total distributions	(1.09)	(1.22)	(1.29)	(.15)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Total Return B, C	9.93%	39.31%	34.36%	32.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,064	$ 6,963	$ 3,430	$ 2,246
Ratio of expenses to average net assets	.88%	1.02%	1.46%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.85% G	.99% G	1.43% G	1.50% A
Ratio of net investment income to average net assets	2.71%	.63%	.30%	1.29% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,144,552,337 and $671,262,517, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 94,055	$ 40
Class T	722,136	327
Class B	1,556,711	1,167,618
Class C	661,074	519,752
	$ 3,033,976	$ 1,687,737

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions

Telecommunications & Utilities Growth

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 533,580	$ 273,574
Class T	695,524	254,546
Class B	326,386	326,386*
Class C	28,660	28,660*
	$ 1,584,150	$ 883,166

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 96,455.26
Class T	349,316.24
Class B	414,578.27
Class C	154,269.23
Institutional Class	26,160.19
	$ 1,040,778

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,979 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $11,481,742. The fund received cash collateral of $11,523,600 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $121,645 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,085 under this arrangement.

Telecommunications & Utilities Growth

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Class A	$ 50,727	$ -
Class T	44,737	-
Class B	-	-
Class C	-	-
Institutional Class	36,298	-
Total	$ 131,762	$ -
From net realized gain
Class A	$ 861,222	$ 267,451
Class T	3,344,354	1,516,237
Class B	3,638,195	1,080,984
Class C	1,410,079	311,856
Institutional Class	454,963	260,843
Total	$ 9,708,813	$ 3,437,371
	$ 9,840,575	$ 3,437,371

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	2,565,037	610,783	$ 57,561,045	$ 10,991,149
Reinvestment of distributions	41,815	17,188	806,725	223,588
Shares redeemed	(393,127)	(117,917)	(8,744,396)	(1,971,798)
Net increase (decrease)	2,213,725	510,054	$ 49,623,374	$ 9,242,939
Class T Shares sold	9,308,596	2,535,015	$ 208,570,308	$ 45,737,017
Reinvestment of distributions	164,097	110,405	3,148,401	1,432,350
Shares redeemed	(1,959,118)	(677,022)	(42,565,130)	(11,443,758)
Net increase (decrease)	7,513,575	1,968,398	$ 169,153,579	$ 35,725,609
Class B Shares sold	9,362,252	2,681,105	$ 206,438,662	$ 47,915,404
Reinvestment of distributions	148,897	65,772	2,811,062	845,886
Shares redeemed	(1,069,319)	(283,363)	(23,089,637)	(4,722,842)
Net increase (decrease)	8,441,830	2,463,514	$ 186,160,087	$ 44,038,448
Class C Shares sold	4,421,163	1,045,991	$ 97,339,055	$ 19,125,937
Reinvestment of distributions	57,275	17,797	1,081,246	228,735
Shares redeemed	(472,031)	(108,216)	(10,178,423)	(1,876,189)
Net increase (decrease)	4,006,407	955,572	$ 88,241,878	$ 17,478,483
Institutional Class Shares sold	769,831	170,875	$ 17,282,002	$ 3,122,693
Reinvestment of distributions	17,930	18,455	342,839	240,109
Shares redeemed	(230,031)	(61,672)	(4,684,356)	(1,023,192)
Net increase (decrease)	557,730	127,658	$ 12,940,485	$ 2,339,610

Telecommunications & Utilities Growth

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), (the funds), each a fund of Fidelity Advisor Series VII (the Trust), including the portfolios of investments, as of July 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund as of July 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Consumer Industries
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	-	-
Class T	9/11/00	9/8/00	-	-
Class B	9/11/00	9/8/00	-	-
Class C	9/11/00	9/8/00	-	-
Cyclical Industries
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	$0.01	$0.33
Class T	9/11/00	9/8/00	-	$0.32
Class B	9/11/00	9/8/00	-	$0.30
Class C	9/11/00	9/8/00	-	$0.28
Financial Services
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	$0.12	-
Class T	9/11/00	9/8/00	$0.08	-
Class B	9/11/00	9/8/00	$0.02	-
Class C	9/11/00	9/8/00	$0.05	-
Health Care
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	-	$0.81
Class T	9/11/00	9/8/00	-	$0.81
Class B	9/11/00	9/8/00	-	$0.81
Class C	9/11/00	9/8/00	-	$0.81
Natural Resources
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	$0.08	-
Class T	9/11/00	9/8/00	$0.04	-
Class B	9/11/00	9/8/00	-	-
Class C	9/11/00	9/8/00	$0.02	-
Technology
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	-	$1.63
Class T	9/11/00	9/8/00	-	$1.59
Class B	9/11/00	9/8/00	-	$1.50
Class C	9/11/00	9/8/00	-	$1.51
Telecommunications & Utilities Growth
	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/11/00	9/8/00	$0.28	$0.26
Class T	9/11/00	9/8/00	$0.25	$0.26
Class B	9/11/00	9/8/00	$0.21	$0.26
Class C	9/11/00	9/8/00	$0.21	$0.26

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Matthew N. Karstetter, Deputy Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

* Custodian for Fidelity Advisor Natural Resources Fund only

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications &
Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital
Appreciation Fund

Fidelity Advisor International Capital
Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ® Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

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AFOC-ANN-0900 110538
1.536453.103

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Fidelity Advisor

Focus Funds®

Institutional Class

Consumer Industries

Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth (formerly Utilities Growth)

Annual Report

for the year ending
July 31, 2000

and

Prospectus

dated September 28, 2000

Contents

Performance Overview	A-4
Consumer Industries	A-5	Performance
	A-6	Fund Talk: The Manager's Overview
	A-7	Investment Summary
	A-8	Investments
	A-11	Financial Statements
	A-15	Notes to the Financial Statements
Cyclical Industries	A-19	Performance
	A-20	Fund Talk: The Manager's Overview
	A-21	Investment Summary
	A-22	Investments
	A-25	Financial Statements
	A-29	Notes to the Financial Statements
Financial Services	A-33	Performance
	A-34	Fund Talk: The Manager's Overview
	A-35	Investment Summary
	A-36	Investments
	A-28	Financial Statements
	A-42	Notes to the Financial Statements
Health Care	A-46	Performance
	A-47	Fund Talk: The Manager's Overview
	A-48	Investment Summary
	A-49	Investments
	A-51	Financial Statements
	A-55	Notes to the Financial Statements
Natural Resources	A-59	Performance
	A-60	Fund Talk: The Manager's Overview
	A-61	Investment Summary
	A-62	Investments
	A-64	Financial Statements
	A-68	Notes to the Financial Statements
Technology	A-73	Performance
	A-74	Fund Talk: The Manager's Overview
	A-75	Investment Summary
	A-76	Investments
	A-79	Financial Statements
	A-83	Notes to the Financial Statements
Telecommunications & Utilities Growth	A-87	Performance
	A-88	Fund Talk: The Manager's Overview
	A-89	Investment Summary
	A-90	Investments
	A-92	Financial Statements
	A-96	Notes to the Financial Statements
Independent Auditors' Report	A-100	The auditors' opinion.
Distributions	A-101
Prospectus	P-1

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The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Performance Overview

The majority of sectors in the U.S. equity market experienced a significant turnaround in investor sentiment during the 12-month period that ended July 31, 2000. Throughout the year, investors progressively flirted, chased and then ultimately retreated from sectors of the new economy, such as technology, wireless telecommunications and biotechnology. At the same time, most had turned their backs on more traditional sectors, such as health, financial services, energy and real estate, to start the period, only to renew their confidence in them again later on.

Going into the period, investors clamored for shares of anything tied to the Internet and technology, driving the prices of unprofitable companies to historically high levels and buoying the capital markets with robust demand for initial public offerings. During this Internet stock boom, investors turned phrases such as "dot-com," "B2B" and "cyberspace" into the daily lexicon of everyone from Wall Street strategists to plumbers.

Meanwhile, lacking the price appreciation of technology and telecommunications stocks, investors soured on more traditional companies early on, resulting in the overall poor performance of value stocks during the third and fourth quarters of 1999. Brisk outflows from value-oriented mutual funds and huge inflows to growth funds - many of which had loaded up on technology stocks - exacerbated the trend.

During the second half of the period, however, the equity markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated domestic economy was delivered via a series of five interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate by a total of 1.50% during the period - gradually tempered the optimism toward stocks as the period progressed. Most of the effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll in the first and second quarters of 2000. The Dow Jones Industrial Average - a benchmark of blue chip stocks - returned 0.27% during the past year, but has declined 7.65% in the first seven months of 2000. Similarly, the Standard & Poor's 500 SM Index, an index of 500 larger companies, returned 8.98% for the 12-month period, but feeling the impact of the Fed's action, has lost 1.98% so far in 2000. Even the seemingly invincible NASDAQ Composite Index, which finished the period with a 43.08% gain, has given back 7.33% year to date. Growing concerns about a potential slowdown in the economy during the second half of the period also affected small-cap stocks, as evidenced by the Russell 2000®'s 13.77% advance for the year, compared to its weak -0.28% return so far in 2000.

The equity sector rotation was fueled in part by a correction in technology stocks. After crossing the 5000 mark early in March, the tech-heavy NASDAQ Composite Index gave back nearly all of its year-to-date gains by the end of the month, then tumbled another 25% during a single week in April. The sell-off in technology was due to overvaluation concerns by notable Wall Street analysts, the federal government's evolving antitrust case against software giant Microsoft, and slower growth forecasts for several tech subsectors, such as semiconductors. Despite the sector's troubles in 2000, the Goldman Sachs Technology Index - an index of 221 stocks designed to measure the performance of companies in the tech sector - returned 51.95% during the 12-month period. The ensuing volatility in technology stocks forced many investors to the sidelines, as evidenced by the exceedingly light trading volume in the second quarter of 2000 and the Goldman Sachs Technology Index's 0.72% year-to-date gain. Investors also began to look toward other areas of the market - such as health and real estate - for steadier growth, changing the investing landscape dramatically from earlier in the period.

Among other sectors, the performance of stocks in the consumer industries sector was hurt by rising interest rates and, toward the end of the period, reports of missed earnings estimates and slower growth from some high-profile companies, including Costco and Office Depot. Still, with growth slowing and share prices dropping, many large food companies went on a buying spree. Philip Morris agreed to purchase Nabisco Holdings and Anglo-Dutch group Unilever snapped up Bestfoods, Slim-Fast Foods and Ben & Jerry's.

In the financial services sector, bank stocks suffered from rising interest rates while brokerage stocks rallied on higher trading volumes. Many investors expected a wave of consolidation in the sector after the government leveled the playing field for all financial services firms in late 1999 by making changes to the Depression-era Glass-Steagall Act - which had prohibited banks and brokerages from operating under the same corporate roof - but it never occurred. The Goldman Sachs Financial Services Index rose 3.20% during the 12-month period.

Higher fuel costs and concerns about a slowdown in the economy plagued the cyclical industries sector. A focus on productivity-boosting, cost-cutting technology in business spending, rather than on traditional ways of manufacturing goods, put pricing pressures on commodities and subsequently dampened the earnings growth of cyclical companies.

Growing demand for their products enabled wireless and cable services to stand out as top-performing industries in the utilities sector. Early on, a wave of consolidation and increasing demand for wireless products fueled strong gains in telecommunications stocks, while electric utilities were hurt by rising interest rates and long-term profitability concerns. The Goldman Sachs Utilities Index returned -0.53% during the 12-month period.

On the positive side of the marketplace, several pharmaceutical stocks in the health sector returned to favor in the latter part of the period on positive earnings and new product reports. Additionally, public and private programs to sequence the human genome were completed in the second quarter of 2000, helping to restore investor confidence in biotech stocks. The Goldman Sachs Health Care Index rose 22.57% in the 12-month period.

Overall, the natural resources sector had good results. For the majority of the period, OPEC's decision to maintain lower oil production, combined with increased demand, helped push the price of oil above $30 per barrel for weeks. Higher prices helped energy services stocks as well as large integrated oil producers. A favorable supply and demand environment also helped push natural gas prices to record levels.

Annual Report

Advisor Consumer Industries Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity® Adv Consumer - Inst CL	-4.20%	89.43%
S&P 500 ®	8.98%	131.80%
GS Consumer Industries	-4.55%	76.30%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 295 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products, and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Consumer - Inst CL	-4.20%	17.75%
S&P 500	8.98%	23.99%
GS Consumer Industries	-4.55%	15.61%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $18,943 - an 89.43% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $17,630 - a 76.30% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Consumer Industries Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
John Porter, Portfolio Manager of Fidelity Advisor Consumer Industries Fund

Q. How did the fund perform, John?

A. During the 12-month period that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares had returns of -4.48%, -4.69%, -5.19% and -5.19%, respectively. This performance was in line with the performance of the Goldman Sachs Consumer Industries Index - an index of 295 stocks designed to measure the performance of companies in the consumer industries sector - which lost 4.55% during the same 12-month period. The fund lagged the Standard & Poor's 500 Index's return of 8.98% during the same period.

A. During the 12-month period that ended July 31, 2000, the fund's Institutional Class shares returned -4.20. This return was slightly ahead of the performance of the Goldman Sachs Consumer Industries Index-an index of 295 stocks designed to measure the performance of companies in the consumer industries sector -which lost 4.55% during the same 12-month period. The fund lagged the Standard & Poor's 500 Index's return of 8.98% during the same period.

Q. What factors kept the fund in line with the performance of the Goldman Sachs index during the period?

A. I think the main reason the fund's performance generally was in line with or slightly ahead of the index was because there weren't any specific areas to steer the fund toward during the past year that delivered consistent outperformance. I break down the consumer industries sector into three main subsectors: consumer products; media, including entertainment and advertising; and retail. At different points throughout the year, each of those different subsectors performed well, but none of them consistently outperformed the other. As the period progressed, different subsectors would take the spotlight, making it extremely difficult to participate successfully in an overweighted buy-and-hold trend due to the volatility.

Q. Did you make any adjustments to your strategy during the period?

A. During the past three months, I positioned the fund defensively with regard to retail, underweighting that subsector because I believed the economy began to slow. The decline of price-to-earnings multiples of several retail stocks reflected the market's cynicism toward these companies, and we saw some of the retailers, such as Costco, which was sold off entirely during the period, experience growth problems. Meanwhile, the top-tier retailers - such as Wal-Mart and Home Depot - continued to execute very well through the end of the period. Within the retail sector, I marginally added to the fund's positions in supermarkets - such as Safeway - and drug stores - such as Walgreens - to exploit consumers' needs to purchase staple products. At the same time, I began increasing the fund's weighting in consumer products stocks, such as Coca-Cola, Procter & Gamble and Gillette, which are defensive in nature. Additionally, I believed these stocks became attractively valued and could benefit from having a significant multi-national presence should foreign economies improve and currencies strengthen.

Q. How did the fund's investments in other areas of consumer industries influence performance?

A. Our overweighted position in media and advertising stocks throughout the period served us well. The fund's focus on advertising-driven media, such as AMFM and Disney - via its ownership of the ABC network broadcast operation - as well as advertising agencies, remained one of the fund's best growth sectors. Elsewhere, the fund's underweighted position in the soft drink industry, specifically Coca-Cola, made the largest positive contribution to the fund's performance. However, the fund's restaurant positions - including McDonald's, which suffered slower sales and analyst downgrades in May - detracted from performance.

Q. What specific stocks performed well? Which disappointed?

A. Wal-Mart, the fund's largest holding, stood out as the top relative contributor to performance based on solid earnings, steady same-store sales growth and a successful overseas acquisition. Investors reacted favorably to Viacom's acquisition of CBS, as well as the fiscal discipline implemented at its Paramount film unit. On the down side, the fund's overweighting of Procter & Gamble hurt performance after the company pre-announced an earnings shortfall in the first quarter, sparking a sell-off across consumer stocks. Ongoing concerns over product liability suits plagued top-10 holding Philip Morris.

Q. What's your outlook?

A. I don't believe the slowing of the economy is accurately reflected in the prices people are paying for retail and consumer products stocks. Consumer products stocks are beaten down and the market is not rewarding them for the relative stability they can provide. In retail, I don't think the current price multiples reflect how slow things can get in a slowing economy - even for some of the best retailers. Meanwhile, I am very enthusiastic about many of the media-related sectors in which the fund invests. So going forward, I will continue to position the fund defensively to weather an economic slowdown, while keeping an eye on consumer expenditure patterns.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$30 million

Manager: John Porter, since 1999; joined Fidelity in 1995

3

Annual Report

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Wal-Mart Stores, Inc.	6.7
Home Depot, Inc.	4.9
The Coca-Cola Co.	4.8
Walt Disney Co.	4.2
Viacom, Inc. Class B (non-vtg.)	3.7
Procter & Gamble Co.	3.1
Time Warner, Inc.	3.0
Kimberly-Clark Corp.	2.3
PepsiCo, Inc.	2.2
Philip Morris Companies, Inc.	2.1
37.0
Top Industries as of July 31, 2000
% of fund's net assets
Broadcasting	11.9%
Household Products	10.2%
Entertainment	10.2%
General Merchandise Stores	8.8%
Beverages	8.6%
All Others*	50.3%

* Includes short-term investments and net other assets.

Annual Report

Advisor Consumer Industries Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (Note 1)
ADVERTISING - 1.4%
Omnicom Group, Inc.	3,850	$ 327,250
TMP Worldwide, Inc. (a)	500	36,000
Young & Rubicam, Inc.	1,100	62,150
		425,400
APPAREL STORES - 2.8%
American Eagle Outfitters, Inc. (a)	1,100	16,363
AnnTaylor Stores Corp. (a)	1,700	48,025
Claire's Stores, Inc.	1,800	30,375
Gap, Inc.	13,568	485,904
Talbots, Inc.	900	45,450
The Limited, Inc.	7,480	152,873
TJX Companies, Inc.	2,300	38,525
Venator Group, Inc. (a)	2,600	36,725
		854,240
AUTOS, TIRES, & ACCESSORIES - 0.1%
AutoNation, Inc.	6,400	44,400
BEVERAGES - 8.6%
Adolph Coors Co. Class B	1,400	88,200
Anheuser-Busch Companies, Inc.	6,200	499,100
Canandaigua Brands, Inc. Class A (a)	1,500	74,063
Coca-Cola Enterprises, Inc.	3,600	69,075
Panamerican Beverages, Inc. Class A	1,600	29,600
Pepsi Bottling Group, Inc.	3,300	100,856
Seagram Co. Ltd.	5,200	291,528
The Coca-Cola Co.	23,800	1,459,238
		2,611,660
BROADCASTING - 11.9%
Adelphia Communications Corp. Class A (a)	750	26,438
American Tower Corp. Class A (a)	2,900	124,338
AMFM, Inc. (a)	6,400	457,200
AT&T Corp. - Liberty Media Group Class A (a)	28,200	627,450
Cablevision Systems Corp. Class A (a)	1,350	88,847
Chris-Craft Industries, Inc.	200	13,375
Clear Channel Communications, Inc. (a)	3,950	300,941
Comcast Corp. Class A (special) (a)	9,700	329,952
Cox Communications, Inc. Class A (a)	3,200	118,200
E.W. Scripps Co. Class A	400	19,750
EchoStar Communications Corp. Class A (a)	2,800	110,425
Entercom Communications Corp. Class A (a)	1,200	46,575
Infinity Broadcasting Corp. Class A (a)	8,300	292,575
Time Warner, Inc.	12,094	927,459
UnitedGlobalCom, Inc. Class A (a)	900	44,156

	Shares	Value (Note 1)
Univision Communications, Inc. Class A (a)	300	$ 37,275
USA Networks, Inc. (a)	3,300	69,506
		3,634,462
CELLULAR - 1.1%
Crown Castle International Corp. (a)	3,400	115,600
Nextel Communications, Inc. Class A (a)	900	50,344
SBA Communications Corp. Class A	3,200	144,400
		310,344
COMPUTER SERVICES & SOFTWARE - 1.1%
Amazon.com, Inc. (a)	2,000	60,250
America Online, Inc. (a)	600	31,988
Circle.com (a)	600	1,875
CMGI, Inc. (a)	700	26,513
eBay, Inc. (a)	600	30,000
Microsoft Corp. (a)	2,050	143,116
Priceline.com, Inc. (a)	2,100	49,613
		343,355
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Pitney Bowes, Inc.	900	31,163
Xerox Corp.	3,100	46,113
		77,276
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp.	800	29,750
Gemstar-TV Guide International, Inc. (a)	2,094	127,341
General Motors Corp. Class H (a)	2,900	75,038
		232,129
DRUG STORES - 1.9%
Walgreen Co.	18,700	583,206
ENTERTAINMENT - 10.2%
Carnival Corp.	6,900	128,944
Fox Entertainment Group, Inc. Class A (a)	4,800	147,000
Hollywood Entertainment Corp. (a)	1,300	11,863
Mandalay Resort Group (a)	3,100	75,756
MGM Grand, Inc.	2,300	82,656
Park Place Entertainment Corp. (a)	2,400	30,150
SFX Entertainment, Inc. Class A (a)	2,150	98,900
Viacom, Inc.:
Class A (a)	1,600	106,700
Class B (non-vtg.) (a)	17,105	1,134,275
Walt Disney Co.	32,900	1,272,819
		3,089,063
Common Stocks - continued
	Shares	Value (Note 1)
FOODS - 6.9%
American Italian Pasta Co. Class A (a)	2,000	$ 39,500
Bestfoods	5,050	351,606
Corn Products International, Inc.	1,789	44,725
Dean Foods Co.	800	27,850
Earthgrains Co.	3,600	72,000
H.J. Heinz Co.	1,800	71,888
Hormel Foods Corp.	1,800	29,138
IBP, Inc.	2,400	34,650
Keebler Foods Co.	3,500	154,438
Kellogg Co.	2,300	59,656
Nabisco Group Holdings Corp.	3,600	95,400
Nabisco Holdings Corp. Class A	1,400	74,025
PepsiCo, Inc.	14,400	659,700
Quaker Oats Co.	3,300	221,925
Sysco Corp.	4,100	161,438
		2,097,939
GENERAL MERCHANDISE STORES - 8.8%
Ames Department Stores, Inc. (a)	3,100	22,088
BJ's Wholesale Club, Inc. (a)	1,900	56,881
Consolidated Stores Corp. (a)	6,140	73,296
Dollar General Corp.	4,531	83,257
Dollar Tree Stores, Inc. (a)	1,275	54,267
JCPenney Co., Inc.	1,800	29,025
Kohls Corp. (a)	3,900	221,325
Neiman Marcus Group, Inc. Class A (a)	1,400	46,200
Target Corp.	2,000	58,000
Wal-Mart Stores, Inc.	37,100	2,038,164
		2,682,503
GROCERY STORES - 3.1%
Albertson's, Inc.	2,521	76,103
Hain Celestial Group, Inc. (a)	7,369	196,200
Kroger Co. (a)	10,400	215,150
Safeway, Inc. (a)	8,850	398,803
Whole Foods Market, Inc. (a)	800	35,750
Winn-Dixie Stores, Inc.	600	8,588
		930,594
HOME FURNISHINGS - 0.2%
Linens'n Things, Inc. (a)	2,500	74,844
HOUSEHOLD PRODUCTS - 10.2%
Avon Products, Inc.	15,250	605,234
Clorox Co.	8,498	351,074
Colgate-Palmolive Co.	6,900	384,244
Estee Lauder Companies, Inc. Class A	7,030	309,320
Gillette Co.	17,000	496,188

	Shares	Value (Note 1)
Procter & Gamble Co.	16,685	$ 948,959
Yankee Candle Co., Inc.	700	14,613
		3,109,632
LEISURE DURABLES & TOYS - 1.0%
Brunswick Corp.	900	16,931
Callaway Golf Co.	3,100	38,944
Harley-Davidson, Inc.	5,300	237,838
		293,713
LODGING & GAMING - 0.4%
International Game Technology (a)	1,200	35,625
Prime Hospitality Corp. (a)	2,100	19,950
Starwood Hotels & Resorts Worldwide, Inc. unit	1,600	54,600
		110,175
PACKAGING & CONTAINERS - 0.2%
Tupperware Corp.	2,700	52,481
PAPER & FOREST PRODUCTS - 2.3%
Kimberly-Clark Corp.	12,300	706,481
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.	2,000	109,750
PRINTING - 0.3%
R.R. Donnelley & Sons Co.	2,400	53,400
Valassis Communications, Inc. (a)	800	26,900
		80,300
PUBLISHING - 2.8%
Dow Jones & Co., Inc.	500	32,969
Gannett Co., Inc.	1,100	59,263
Harcourt General, Inc.	1,150	63,466
Harte Hanks Communications, Inc.	1,900	48,094
Houghton Mifflin Co.	700	33,163
Knight-Ridder, Inc.	700	36,488
McGraw-Hill Companies, Inc.	3,700	219,919
Meredith Corp.	2,000	63,625
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	2,700	32,569
Reader's Digest Association, Inc. Class A (non-vtg.)	2,200	83,188
The New York Times Co. Class A	2,600	107,088
Tribune Co.	2,400	78,000
		857,832
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Pinnacle Holdings, Inc. (a)	3,200	179,800
RESTAURANTS - 2.2%
Brinker International, Inc. (a)	1,500	42,844
Common Stocks - continued
	Shares	Value (Note 1)
RESTAURANTS - CONTINUED
CEC Entertainment, Inc. (a)	1,350	$ 37,631
Darden Restaurants, Inc.	1,900	30,994
Jack in the Box, Inc. (a)	2,700	57,881
McDonald's Corp.	9,800	308,700
Outback Steakhouse, Inc. (a)	4,150	95,191
Papa John's International, Inc. (a)	600	14,288
Starbucks Corp. (a)	800	30,000
Wendy's International, Inc.	2,500	42,344
		659,873
RETAIL & WHOLESALE, MISCELLANEOUS - 6.6%
Alberto-Culver Co. Class A	2,800	71,050
Bed Bath & Beyond, Inc. (a)	3,200	117,800
Best Buy Co., Inc. (a)	900	65,475
Circuit City Stores, Inc. - Circuit City Group	800	18,350
Home Depot, Inc.	28,600	1,480,050
Lowe's Companies, Inc.	1,400	59,063
Office Depot, Inc. (a)	2,300	14,375
Pier 1 Imports, Inc.	2,900	34,619
Staples, Inc. (a)	7,450	102,903
Tiffany & Co., Inc.	400	13,700
Williams-Sonoma, Inc. (a)	800	31,000
Zale Corp. (a)	400	14,950
		2,023,335
SERVICES - 1.8%
ACNielsen Corp. (a)	1,800	44,100
Cendant Corp. (a)	5,700	73,031
Macrovision Corp. (a)	400	30,200
Manpower, Inc.	2,400	92,850
Modis Professional Services, Inc. (a)	300	2,288
Robert Half International, Inc. (a)	1,000	34,375
True North Communications	3,500	170,844
Viad Corp.	3,700	96,431
		544,119
TELEPHONE SERVICES - 0.3%
AT&T Corp.	3,336	103,208
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.	1,200	46,800
Mohawk Industries, Inc. (a)	800	21,350
NIKE, Inc. Class B	3,000	131,250
Pacific Sunwear of California, Inc. (a)	500	7,563
		206,963

	Shares	Value (Note 1)
TOBACCO - 2.3%
Philip Morris Companies, Inc.	25,200	$ 636,300
RJ Reynolds Tobacco Holdings, Inc.	2,800	79,450
		715,750
TOTAL COMMON STOCKS (Cost $22,860,481)		27,744,827
Cash Equivalents - 8.4%

Fidelity Cash Central Fund, 6.57% (b)	2,115,133	2,115,133
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	434,060	434,060
TOTAL CASH EQUIVALENTS (Cost $2,549,193)		2,549,193
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $25,409,674)		30,294,020
NET OTHER ASSETS - 0.4%		108,159
NET ASSETS - 100%		$ 30,402,179
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $25,564,018. Net unrealized appreciation aggregated $4,730,002, of which $6,619,367 related to appreciated investment securities and $1,889,365 related to depreciated investment securities.

The fund hereby designates approximately $653,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At July 31, 2000, the fund had a capital loss carryforward of approximately $435,000 all of which will expire on July 31, 2008.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $204,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Advisor Consumer Industries Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $25,409,674) - See accompanying schedule		$ 30,294,020
Cash		1,316
Receivable for investments sold		927,688
Receivable for fund shares sold		6,528
Dividends receivable		15,678
Interest receivable		11,835
Other receivables		219
Total assets		31,257,284
Liabilities
Payable for investments purchased	$ 311,873
Payable for fund shares redeemed	48,326
Accrued management fee	10,644
Distribution fees payable	17,008
Other payables and accrued expenses	33,194
Collateral on securities loaned, at value	434,060
Total liabilities		855,105
Net Assets		$ 30,402,179
Net Assets consist of:
Paid in capital		$ 26,500,308
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(982,312)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,884,183
Net Assets		$ 30,402,179
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,609,295 ÷ 239,920 shares)		$15.04
Maximum offering price per share (100/94.25 of $15.04)		$15.96
Class T: Net Asset Value and redemption price per share ($13,275,070 ÷ 888,861 shares)		$14.93
Maximum offering price per share (100/96.50 of $14.93)		$15.47
Class B: Net Asset Value and offering price per share ($9,020,832 ÷ 613,950 shares) A		$14.69
Class C: Net Asset Value and offering price per share ($3,047,658 ÷ 207,150 shares) A		$14.71
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,449,324 ÷ 95,455 shares)		$15.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 314,716
Interest		128,878
Security lending		1,659
Total income		445,253
Expenses
Management fee	$ 205,909
Transfer agent fees	116,996
Distribution fees	211,231
Accounting and security lending fees	60,358
Non-interested trustees' compensation	108
Custodian fees and expenses	7,791
Registration fees	71,659
Audit	23,105
Legal	315
Miscellaneous	2,493
Total expenses before reductions	699,965
Expense reductions	(46,778)	653,187
Net investment income (loss)		(207,934)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(840,883)
Foreign currency transactions	(508)	(841,391)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(865,491)
Assets and liabilities in foreign currencies	(167)	(865,658)
Net gain (loss)		(1,707,049)
Net increase (decrease) in net assets resulting from operations		$ (1,914,983)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (207,934)	$ (162,801)
Net realized gain (loss)	(841,391)	807,597
Change in net unrealized appreciation (depreciation)	(865,658)	3,190,674
Net increase (decrease) in net assets resulting from operations	(1,914,983)	3,835,470
Distributions to shareholders
From net realized gain	(498,458)	(1,579,052)
In excess of net realized gain	(154,415)	-
Total distributions	(652,873)	(1,579,052)
Share transactions - net increase (decrease)	(10,822,065)	13,658,707
Redemption fees	29,843	14,605
Total increase (decrease) in net assets	(13,360,078)	15,929,730
Net Assets
Beginning of period	43,762,257	27,832,527
End of period	$ 30,402,179	$ 43,762,257

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 15.08	$ 13.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	(.68)	1.80	3.31	3.60
Total from investment operations	(.72)	1.77	3.25	3.55
Less Distributions
From net realized gain	(.20)	(.85)	(1.68)	(.07)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.85)	(1.68)	(.07)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Total Return B, C	(4.48)%	13.49%	27.48%	35.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,609	$ 3,504	$ 2,220	$ 944
Ratio of expenses to average net assets	1.50% F	1.55% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% G	1.54% G	1.73% G	1.73% A, G
Ratio of net investment income (loss) to average net assets	(.24)%	(.19)%	(.47)%	(.50)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.93	$ 15.00	$ 13.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.08)	(.06)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.67)	1.79	3.28	3.60
Total from investment operations	(.75)	1.73	3.18	3.51
Less Distributions
From net realized gain	(.20)	(.81)	(1.66)	(.06)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.81)	(1.66)	(.06)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Total Return B, C	(4.69)%	13.20%	26.93%	35.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,275	$ 21,714	$ 13,989	$ 7,314
Ratio of expenses to average net assets	1.75% F	1.79% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.73% G	1.77% G	1.98% G	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.49)%	(.42)%	(.71)%	(.83)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.76	$ 14.91	$ 13.42	$ 11.46
Income from Investment Operations
Net investment income (loss) D	(.15)	(.14)	(.17)	(.08)
Net realized and unrealized gain (loss)	(.67)	1.79	3.26	2.04
Total from investment operations	(.82)	1.65	3.09	1.96
Less Distributions
From net realized gain	(.20)	(.81)	(1.64)	-
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.81)	(1.64)	-
Redemption fees added to paid in capital	.01	.01	.04	-
Net asset value, end of period	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Total Return B, C	(5.19)%	12.71%	26.30%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,021	$ 9,832	$ 5,419	$ 596
Ratio of expenses to average net assets	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.30% G	2.48% G	2.46% A, G
Ratio of net investment income (loss) to average net assets	(.99)%	(.95)%	(1.23)%	(1.60)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Net asset value, beginning of period	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) D	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	(.67)	1.80	2.87
Total from investment operations	(.82)	1.65	2.74
Less Distributions
From net realized gain	(.20)	(.83)	(.49)
In excess of net realized gain	(.06)	-	-
Total distributions	(.26)	(.83)	(.49)
Redemption fees added to paid in capital	.01	.01	.04
Net asset value, end of period	$ 14.71	$ 15.78	$ 14.95
Total Return B, C	(5.19)%	12.72%	22.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,048	$ 2,758	$ 1,461
Ratio of expenses to average net assets	2.25% F	2.32% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.30% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.99)%	(.95)%	(1.27)% A
Portfolio turnover	69%	80%	144%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 16.11	$ 15.12	$ 13.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)	.02	(.03)	(.01)
Net realized and unrealized gain (loss)	(.69)	1.81	3.31	3.59
Total from investment operations	(.69)	1.83	3.28	3.58
Less Distributions
From net realized gain	(.20)	(.85)	(1.70)	(.07)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.85)	(1.70)	(.07)
Redemption fees added to paid in capital	.02	.01	.03	-
Net asset value, end of period	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Total Return B, C	(4.20)%	13.87%	27.70%	35.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449	$ 5,954	$ 4,745	$ 1,333
Ratio of expenses to average net assets	1.25% F	1.26% F	1.50% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.24% G	1.24% G	1.48% G	1.48% A, G
Ratio of net investment income (loss) to average net assets	.01%	.11%	(.20)%	(.13)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,151,520 and $34,476,273, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 8,524	$ 43
Class T	79,553	381
Class B	95,080	71,361
Class C	28,074	14,469
	$ 211,231	$ 86,254

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of

Consumer Industries

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 23,206	$ 9,974
Class T	25,497	8,661
Class B	48,560	48,560*
Class C	3,389	3,389*
	$ 100,652	$ 70,584

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 11,164.33
Class T	49,516.31
Class B	34,766.37
Class C	10,709.38
Institutional Class	10,841.27
	$ 116,996

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,422 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $423,220. The fund received cash collateral of $434,060 which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 4,076
Class T	1.75%	16,304
Class B	2.25%	14,995
Class C	2.25%	4,890
Institutional Class	1.25%	2,353
		$ 42,618

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,133 under this arrangement.

In addition, through an arrangement with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class T	$ 1,027

Consumer Industries

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net realized gain
Class A	$ 42,252	$ 121,205
Class T	225,103	772,710
Class B	124,768	327,913
Class C	33,851	82,950
Institutional Class	72,484	274,274
Total	$ 498,458	$ 1,579,052
In excess of net realized gain
Class A	$ 13,089	$ -
Class T	69,734	-
Class B	38,651	-
Class C	10,487	-
Institutional Class	22,454	-
Total	$ 154,415	$ -
	$ 652,873	$ 1,579,052

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	175,164	115,099	$ 2,691,443	$ 1,782,025
Reinvestment of distributions	3,047	9,730	47,113	119,873
Shares redeemed	(157,159)	(53,179)	(2,408,041)	(794,506)
Net increase (decrease)	21,052	71,650	$ 330,515	$ 1,107,392
Class T Shares sold	258,873	836,168	$ 3,976,219	$ 12,781,566
Reinvestment of distributions	17,994	59,298	276,740	728,776
Shares redeemed	(750,965)	(465,170)	(11,598,163)	(6,990,735)
Net increase (decrease)	(474,098)	430,296	$ (7,345,204)	$ 6,519,607
Class B Shares sold	267,514	400,266	$ 4,069,631	$ 5,949,947
Reinvestment of distributions	9,759	25,754	148,334	314,459
Shares redeemed	(287,327)	(165,340)	(4,326,711)	(2,389,462)
Net increase (decrease)	(10,054)	260,680	$ (108,746)	$ 3,874,944
Class C Shares sold	140,701	138,656	$ 2,142,602	$ 2,101,382
Reinvestment of distributions	2,696	6,196	41,038	75,712
Shares redeemed	(111,068)	(67,731)	(1,685,976)	(994,371)
Net increase (decrease)	32,329	77,121	$ 497,664	$ 1,182,723
Institutional Class Shares sold	54,848	257,491	$ 838,836	$ 3,899,578
Reinvestment of distributions	4,957	21,083	77,138	260,589
Shares redeemed	(333,892)	(222,900)	(5,112,268)	(3,186,126)
Net increase (decrease)	(274,087)	55,674	$ (4,196,294)	$ 974,041

Consumer Industries

Advisor Cyclical Industries Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - Inst CL	-2.04%	61.65%
S&P 500	8.98%	131.80%
GS Cyclical Industries	-10.98%	38.17%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 253 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Cyclical - Inst CL	-2.04%	13.07%
S&P 500	8.98%	23.99%
GS Cyclical Industries	-10.98%	8.62%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $16,165 - a 61.65% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $13,817 - a 38.17% increase.

Annual Report

Advisor Cyclical Industries Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Brian Hogan, Portfolio Manager of Fidelity Advisor Cyclical Industries Fund

Q. How did the fund perform, Brian?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -2.13%, -2.43%, -2.90% and -3.11%, respectively. For the same 12-month period, the Goldman Sachs Cyclical Industries Index - an index of 253 stocks designed to measure the performance of companies in the cyclical industries sector - fell 10.98%, while the Standard & Poor's 500 Index returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares returned -2.04%. For the same 12-month period, the Goldman Sachs Cyclical Index - an index of 253 stocks designed to measure the performance of companies in the cyclical industries sector - returned -10.98%, while the Standard & Poor's 500 Index returned 8.98%.

Q. What factors drove cyclical industry stocks during the period?

A. Two themes dominated the investment environment - rising interest rates and increasing oil prices. During the 12-month period, the Federal Reserve Board increased short-term interest rates by 150 basis points or 1.50%. Over the same time frame, oil prices rose to as high as $34 per barrel, up from the low $20 range. Both higher interest rates and more expensive oil have the potential to reduce the economy's growth rate. Also, many cyclical industries use petroleum-based resins in the manufacturing processes, and higher raw material prices tend to erode their profit margins. As a result, negative investor sentiment surfaced early in the period and pressured cyclical stock prices. Later, expectations became reality as numerous companies either missed their earnings targets or guided analysts' earnings estimates lower.

Q. How did the fund outperform the Goldman Sachs index in this weak environment?

A. The fund outperformed its benchmark index by virtue of our relatively higher concentration in stocks and sectors that performed well, such as specialty chemicals and diversified conglomerates. The fund's performance also was enhanced by its relatively lower exposure to interest-rate sensitive consumer-oriented stocks, such as auto manufacturers, that performed poorly in the rising interest-rate environment.

Q. Which stocks contributed to the fund's performance?

A. Underweighting automobile manufacturers had a positive impact on the fund's returns. The sector performed poorly in response to rising interest rates, higher prices at the gas pump and a peaking auto production cycle that raised concerns that auto manufacturers would need to offer higher consumer discounts to maintain sales volume. During the 12-month period, specifically underweighting DaimlerChrysler was among the biggest contributors to the fund's performance relative to the Goldman Sachs benchmark index. In addition to the malaise affecting the overall sector, Daimler- Chrysler's stock was further pressured when the merger between Daimler Benz and Chrysler progressed less smoothly than the market expected. General Electric and SPX both performed well. GE, a large, well-diversified old economy stock, successfully adopted the Internet, which facilitated strong revenue growth and accelerating earnings. SPX is a well-managed conglomerate that has profitably shifted its business mix toward higher-growth segments. Tyco International performed well after I began increasing the fund's exposure to it during the second half of the 12-month period. Although allegations of accounting irregularities caused the stock to lose half of its value late in 1999, the stock regained most of these losses as investors gained a better understanding of the issues. The Securities and Exchange Commission subsequently concluded its investigation and issued a report that put claims of financial mismanagement to rest.

Q. Which stocks were disappointing?

A. Honeywell International underperformed as slow revenue growth, mature markets and problems integrating its merger with Allied-Signal pulled the company's stock price down. I reduced the fund's exposure to Honeywell during the period, shifting from an overweighted to an underweighted position relative to the Goldman Sachs index. Textron also fell short of my expectations, suffering from a decline in price-to-earnings multiples that affected almost all defense industry stocks. However, Textron remained a well-managed company with a long track record of achieving its earnings targets, and I remained optimistic that the stock price could recover to reflect the company's good fundamentals and consistent, predictable profitability.

Q. What's your outlook for the coming months?

A. The past few months have demonstrated the market's severe penalties for companies that miss their earnings targets, or otherwise fall short of investors' expectations. Should the investment climate remain unchanged, I expect the fund's performance to be driven as much by avoiding stocks that disappoint as by picking stocks that outperform. Thus, I anticipate maintaining an emphasis on companies with global business opportunities, strong revenue growth and lower-than-average exposure to interest-rate sensitive, consumer-oriented markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than $9 million

Manager: Brian Hogan, since February 2000; joined Fidelity in 1994

3

Annual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Tyco International Ltd.	8.3
General Electric Co.	7.8
E.I. du Pont de Nemours and Co.	4.5
Minnesota Mining & Manufacturing Co.	3.8
Ford Motor Co.	3.6
Boeing Co.	3.4
United Technologies Corp.	2.8
Emerson Electric Co.	2.6
Union Carbide Corp.	2.3
Honeywell International, Inc.	2.0
41.1
Top Industries as of July 31, 2000
% of fund's net assets
Chemicals & Plastics	14.5%
Industrial Machinery & Equipment	14.1%
Aerospace & Defense	12.3%
Electrical Equipment	10.5%
Autos, Tires, & Accessories	10.4%
All Others*	38.2%

* Includes short-term investments and net other assets.

Annual Report

Advisor Cyclical Industries Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 12.3%
BFGoodrich Co.	2,700	$ 96,356
Boeing Co.	6,300	308,700
Honeywell International, Inc.	5,412	181,979
Lockheed Martin Corp.	2,114	59,456
Northrop Grumman Corp.	700	49,744
Rockwell International Corp.	1,400	49,088
Textron, Inc.	2,000	114,125
United Technologies Corp.	4,411	257,492
		1,116,940
AIR TRANSPORTATION - 3.1%
AMR Corp.	600	19,838
Atlas Air, Inc. (a)	300	13,313
Continental Airlines, Inc. Class B (a)	600	31,350
Delta Air Lines, Inc.	600	32,213
Northwest Airlines Corp. Class A (a)	1,750	58,406
Ryanair Holdings PLC sponsored ADR (a)	700	29,488
Southwest Airlines Co.	3,525	83,278
UAL Corp.	200	10,825
		278,711
AUTOS, TIRES, & ACCESSORIES - 10.4%
AutoNation, Inc.	3,500	24,281
DaimlerChrysler AG (Reg.)	1,000	52,688
Danaher Corp.	850	43,297
Delphi Automotive Systems Corp.	3,000	44,438
Eaton Corp.	900	61,031
Ford Motor Co.	7,100	330,594
General Motors Corp.	2,706	154,073
Johnson Controls, Inc.	600	31,163
Navistar International Corp. (a)	1,000	35,688
SPX Corp. (a)	800	114,550
TRW, Inc.	1,200	53,925
		945,728
BUILDING MATERIALS - 3.2%
American Standard Companies, Inc. (a)	1,000	44,563
Elcor Corp.	1,600	30,700
Ferro Corp.	200	4,650
Fortune Brands, Inc.	100	2,250
Lafarge Corp.	1,100	24,750
Masco Corp.	4,200	82,950
Shaw Group (a)	800	37,700
Sherwin-Williams Co.	700	14,569
Southdown, Inc.	200	12,450
USG Corp.	100	2,938

	Shares	Value (Note 1)
Vulcan Materials Co.	400	$ 17,125
York International Corp.	700	19,469
		294,114
CHEMICALS & PLASTICS - 14.5%
Air Products & Chemicals, Inc.	900	30,038
Arch Chemicals, Inc.	1,400	28,000
Avery Dennison Corp.	2,040	110,670
Cabot Corp.	500	16,000
Crompton Corp.	1,293	12,688
Dow Chemical Co.	400	11,500
E.I. du Pont de Nemours and Co.	8,960	406,000
Engelhard Corp.	700	12,644
FMC Corp. (a)	600	36,150
Lyondell Chemical Co.	3,700	51,800
Millennium Chemicals, Inc.	3,000	46,500
Potash Corp. of Saskatchewan	300	16,138
PPG Industries, Inc.	600	24,413
Praxair, Inc.	3,800	150,338
Rohm & Haas Co.	1,850	48,100
Sealed Air Corp. (a)	210	10,579
Solutia, Inc.	3,000	42,938
Spartech Corp.	1,700	45,581
Union Carbide Corp.	4,700	210,619
		1,310,696
COMPUTER SERVICES & SOFTWARE - 0.0%
Sabre Holdings Corp. Class A	6	147
CONSTRUCTION - 0.8%
Centex Corp.	500	11,969
D.R. Horton, Inc.	600	9,300
Jacobs Engineering Group, Inc. (a)	300	10,706
Kaufman & Broad Home Corp.	1,300	25,431
Lennar Corp.	600	14,400
		71,806
CONSUMER DURABLES - 3.8%
Minnesota Mining & Manufacturing Co.	3,800	342,238
CONSUMER ELECTRONICS - 0.7%
Black & Decker Corp.	1,400	52,063
General Motors Corp. Class H (a)	476	12,317
		64,380
DRUGS & PHARMACEUTICALS - 0.2%
Sigma-Aldrich Corp.	600	16,350
ELECTRICAL EQUIPMENT - 10.5%
Emerson Electric Co.	3,800	232,038
General Electric Co.	13,800	709,838
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - CONTINUED
Hubbell, Inc. Class B	400	$ 9,650
Plug Power, Inc.	80	4,005
		955,531
ELECTRONIC INSTRUMENTS - 2.4%
Agilent Technologies, Inc.	2,500	101,875
PerkinElmer, Inc.	850	54,347
Thermo Electron Corp. (a)	2,900	60,175
		216,397
ELECTRONICS - 0.6%
Molex, Inc.	200	9,409
Molex, Inc. Class A	1,200	41,700
		51,109
ENERGY SERVICES - 0.1%
Varco International, Inc. (a)	600	10,350
ENGINEERING - 0.9%
Fluor Corp.	2,700	80,494
HOME FURNISHINGS - 0.4%
Leggett & Platt, Inc.	1,900	33,250
HOUSEHOLD PRODUCTS - 0.4%
Aptargroup, Inc.	1,100	27,431
Procter & Gamble Co.	100	5,688
		33,119
INDUSTRIAL MACHINERY & EQUIPMENT - 14.1%
Ballard Power Systems, Inc. (a)	400	35,207
Caterpillar, Inc.	3,000	102,188
CNH Global NV	1,100	8,594
Deere & Co.	1,300	50,131
Dover Corp.	1,000	45,813
Illinois Tool Works, Inc.	2,700	154,575
Ingersoll-Rand Co.	1,700	66,725
ITT Industries, Inc.	500	16,438
Parker-Hannifin Corp.	1,300	46,231
Tyco International Ltd.	14,150	757,009
		1,282,911
IRON & STEEL - 0.6%
Bethlehem Steel Corp. (a)	1,500	6,938
Nucor Corp.	1,000	37,750
USX - U.S. Steel Group	500	8,969
		53,657
LEASING & RENTAL - 0.1%
Ryder System, Inc.	250	5,219

	Shares	Value (Note 1)
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Millipore Corp.	1,000	$ 62,875
MEDICAL FACILITIES MANAGEMENT - 0.0%
Apria Healthcare Group, Inc. (a)	100	1,494
METALS & MINING - 0.7%
Alcoa, Inc.	1,440	43,560
Martin Marietta Materials, Inc.	474	19,997
		63,557
OIL & GAS - 0.7%
Cooper Cameron Corp. (a)	400	25,850
Frontier Oil Corp. (a)	2,000	14,000
National-Oilwell, Inc. (a)	700	23,100
		62,950
PACKAGING & CONTAINERS - 1.2%
Ball Corp.	2,000	69,375
Bemis Co., Inc.	500	17,188
Owens-Illinois, Inc. (a)	2,000	26,625
		113,188
PAPER & FOREST PRODUCTS - 0.4%
International Paper Co.	242	8,228
Pentair, Inc.	900	27,563
		35,791
POLLUTION CONTROL - 1.3%
Allied Waste Industries, Inc. (a)	400	3,725
Ogden Corp.	400	4,925
Republic Services, Inc. (a)	4,400	73,700
Waste Management, Inc.	1,900	35,506
		117,856
RAILROADS - 4.3%
Burlington Northern Santa Fe Corp.	4,200	102,638
Canadian National Railway Co.	1,500	46,396
Canadian Pacific Ltd.	3,000	76,856
CSX Corp.	1,750	43,422
Kansas City Southern Industries, Inc.	25	173
Union Pacific Corp.	2,800	120,925
		390,410
SERVICES - 1.1%
Ecolab, Inc.	2,700	96,694
SHIP BUILDING & REPAIR - 1.6%
General Dynamics Corp.	2,600	146,738
Common Stocks - continued
	Shares	Value (Note 1)
SHIPPING - 0.3%
Frontline Ltd. sponsored ADR (a)	1,800	$ 22,950
Teekay Shipping Corp.	200	7,500
		30,450
TEXTILES & APPAREL - 0.2%
Polymer Group, Inc.	1,500	11,531
Shaw Industries, Inc.	500	6,406
		17,937
TRUCKING & FREIGHT - 0.9%
CNF Transportation, Inc.	400	10,175
Expeditors International of Washington, Inc.	400	20,100
FedEx Corp. (a)	1,000	39,625
USFreightways Corp.	400	11,100
		81,000
TOTAL COMMON STOCKS (Cost $8,138,338)		8,384,087
Cash Equivalents - 11.6%

Fidelity Cash Central Fund, 6.57% (b)	638,731	638,731
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	417,700	417,700
TOTAL CASH EQUIVALENTS (Cost $1,056,431)		1,056,431
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $9,194,769)	9,440,518
NET OTHER ASSETS - (4.1)%	(373,194)
NET ASSETS - 100%	$ 9,067,324
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $9,249,371. Net unrealized appreciation aggregated $191,147, of which $1,045,314 related to appreciated investment securities and $854,167 related to depreciated investment securities.

The fund hereby designates approximately $82,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 82%, 92%, 98%, 100% and 75% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Advisor Cyclical Industries Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $9,194,769) - See accompanying schedule		$ 9,440,518
Receivable for investments sold		234,873
Receivable for fund shares sold		689
Dividends receivable		7,227
Interest receivable		2,813
Other receivables		808
Receivable from investment adviser for expense reductions		3,167
Total assets		9,690,095
Liabilities
Payable to custodian bank	$ 7,516
Payable for investments purchased	163,201
Payable for fund shares redeemed	3,852
Distribution fees payable	3,932
Other payables and accrued expenses	26,570
Collateral on securities loaned, at value	417,700
Total liabilities		622,771
Net Assets		$ 9,067,324
Net Assets consist of:
Paid in capital		$ 8,590,886
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		230,678
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		245,760
Net Assets		$ 9,067,324
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($972,805 ÷ 71,753 shares)		$13.56
Maximum offering price per share (100/94.25 of $13.56)		$14.39
Class T: Net Asset Value and redemption price per share ($3,885,290 ÷ 288,213 shares)		$13.48
Maximum offering price per share (100/96.50 of $13.48)		$13.97
Class B: Net Asset Value and offering price per share ($1,878,571 ÷ 141,748 shares) A		$13.25
Class C: Net Asset Value and offering price per share ($625,010 ÷ 47,125 shares) A		$13.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,705,648 ÷ 124,510 shares)		$13.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 133,468
Interest		26,441
Security lending		309
Total income		160,218
Expenses
Management fee	$ 55,210
Transfer agent fees	30,871
Distribution fees	47,811
Accounting and security lending fees	60,124
Non-interested trustees' compensation	29
Custodian fees and expenses	7,944
Registration fees	70,606
Audit	23,009
Legal	80
Miscellaneous	492
Total expenses before reductions	296,176
Expense reductions	(129,753)	166,423
Net investment income (loss)		(6,205)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	388,346
Foreign currency transactions	242	388,588
Change in net unrealized appreciation (depreciation) on:
Investment securities	(709,083)
Assets and liabilities in foreign currencies	13	(709,070)
Net gain (loss)		(320,482)
Net increase (decrease) in net assets resulting from operations		$ (326,687)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (6,205)	$ (11,063)
Net realized gain (loss)	388,588	28,779
Change in net unrealized appreciation (depreciation)	(709,070)	563,364
Net increase (decrease) in net assets resulting from operations	(326,687)	581,080
Distributions to shareholders
From net realized gain	(178,082)	(287,985)
Share transactions - net increase (decrease)	(1,671,247)	4,985,782
Redemption fees	5,080	6,625
Total increase (decrease) in net assets	(2,170,936)	5,285,502
Net Assets
Beginning of period	11,238,260	5,952,758
End of period	$ 9,067,324	$ 11,238,260

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 13.56	$ 13.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.03)	(.01)
Net realized and unrealized gain (loss)	(.33)	1.23	.76	3.89
Total from investment operations	(.31)	1.24	.73	3.88
Less Distributions
From net investment income	- H	-	-	(.01)
From net realized gain	(.27) H	(.68)	(.99)	(.08)
Total distributions	(.27)	(.68)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.02	.01
Net asset value, end of period	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Total Return B, C	(2.13)%	10.81%	6.05%	39.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 896	$ 471	$ 365
Ratio of expenses to average net assets	1.50% F	1.56% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% G	1.54% G	1.75%	1.73% A, G
Ratio of net investment income (loss) to average net assets	.18%	.05%	(.22)%	(.09)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.51	$ 13.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	(.34)	1.24	.77	3.89
Total from investment operations	(.35)	1.21	.71	3.85
Less Distributions
From net investment income	-	-	-	(.01)
From net realized gain	(.25)	(.66)	(.99)	(.08)
Total distributions	(.25)	(.66)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.02	.01
Net asset value, end of period	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Total Return B, C	(2.43)%	10.57%	5.91%	38.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,885	$ 3,471	$ 2,973	$ 1,920
Ratio of expenses to average net assets	1.75% F	1.83% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% G	1.81% G	2.00%	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.07)%	(.22)%	(.47)%	(.37)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.89	$ 13.40	$ 13.75	$ 11.56
Income from Investment Operations
Net investment income (loss) D	(.07)	(.09)	(.14)	(.06)
Net realized and unrealized gain (loss)	(.34)	1.22	.76	2.25
Total from investment operations	(.41)	1.13	.62	2.19
Less Distributions
From net realized gain	(.24)	(.65)	(.99)	-
Redemption fees added to paid in capital	.01	.01	.02	-
Net asset value, end of period	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Total Return B, C	(2.90)%	10.01%	5.23%	18.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,879	$ 2,043	$ 985	$ 252
Ratio of expenses to average net assets	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.29% G	2.50%	2.45% A, G
Ratio of net investment income (loss) to average net assets	(.57)%	(.70)%	(1.03)%	(1.11)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss) D	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	(.36)	1.20	1.39
Total from investment operations	(.44)	1.11	1.28
Less Distributions
From net realized gain	(.22)	(.67)	(.38)
Redemption fees added to paid in capital	.01	.02	.01
Net asset value, end of period	$ 13.26	$ 13.91	$ 13.45
Total Return B, C	(3.11)%	9.94%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 625	$ 1,451	$ 165
Ratio of expenses to average net assets	2.25% F	2.28% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.27% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.57)%	(.67)%	(1.06)% A
Portfolio turnover	111%	115%	100%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.68	$ 13.84	$ 10.00
Income from Investment Operations
Net investment income D	.06	.04	.01 E	.03
Net realized and unrealized gain (loss)	(.36)	1.25	.75	3.91
Total from investment operations	(.30)	1.29	.76	3.94
Less Distributions
From net investment income	- I	-	-	(.02)
From net realized gain	(.29) I	(.70)	(.95)	(.08)
Total distributions	(.29)	(.70)	(.95)	(.10)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Total Return B, C	(2.04)%	11.15%	6.32%	39.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,706	$ 3,377	$ 1,360	$ 1,756
Ratio of expenses to average net assets	1.25% G	1.31% G	1.50% G	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.24% H	1.29% H	1.50%	1.48% A, H
Ratio of net investment income to average net assets	.43%	.31%	.04%	.25% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of investment income per share.

F For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I The amounts shown reflect certain reclassifications related to book to tax differences.

Cyclical Industries

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,052,419 and $11,742,484, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 2,481	$ 397
Class T	16,915	758
Class B	19,498	14,963
Class C	8,917	6,628
	$ 47,811	$ 22,746

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain

Cyclical Industries

Notes to Financial Statements - continued

4. Fees and Other Transactions with
Affiliates - continued

Sales Load - continued

in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,529	$ 2,335
Class T	8,135	3,305
Class B	11,022	11,022*
Class C	3,704	3,704*
	$ 27,390	$ 20,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 3,413.34
Class T	11,640.34
Class B	7,255.37
Class C	3,145.35
Institutional Class	5,418.23
	$ 30,871

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,155 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $412,391. The fund received cash collateral of $417,700 which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 13,557
Class T	1.75%	46,204
Class B	2.25%	27,184
Class C	2.25%	12,260
Institutional Class	1.25%	29,504
		$ 128,709

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,044 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 19% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of 12% of the total outstanding shares of the fund.

Cyclical Industries

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net realized gain
Class A	$ 20,883	$ 23,684
Class T	54,397	144,300
Class B	34,793	41,003
Class C	14,419	9,726
Institutional Class	53,590	69,272
Total	$ 178,082	$ 287,985

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	61,024	37,470	$ 827,020	$ 504,717
Reinvestment of distributions	1,425	2,196	19,437	23,537
Shares redeemed	(54,082)	(11,006)	(720,877)	(149,922)
Net increase (decrease)	8,367	28,660	$ 125,580	$ 378,332
Class T Shares sold	169,723	149,470	$ 2,263,379	$ 2,008,694
Reinvestment of distributions	3,842	13,134	52,336	140,529
Shares redeemed	(132,075)	(135,949)	(1,771,784)	(1,711,581)
Net increase (decrease)	41,490	26,655	$ 543,931	$ 437,642
Class B Shares sold	92,855	121,052	$ 1,230,975	$ 1,640,891
Reinvestment of distributions	1,960	3,632	26,332	38,541
Shares redeemed	(100,163)	(51,075)	(1,324,215)	(651,249)
Net increase (decrease)	(5,348)	73,609	$ (66,908)	$ 1,028,183
Class C Shares sold	44,151	106,908	$ 584,454	$ 1,480,405
Reinvestment of distributions	650	915	8,758	9,726
Shares redeemed	(102,037)	(15,704)	(1,353,255)	(201,951)
Net increase (decrease)	(57,236)	92,119	$ (760,043)	$ 1,288,180
Institutional Class Shares sold	18,068	145,280	$ 247,803	$ 1,976,046
Reinvestment of distributions	2,497	6,212	34,539	67,155
Shares redeemed	(132,595)	(14,316)	(1,796,149)	(189,756)
Net increase (decrease)	(112,030)	137,176	$ (1,513,807)	$ 1,853,445

Cyclical Industries

Advisor Financial Services Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - Inst CL	5.40%	104.46%
S&P 500	8.98%	131.80%
GS Financial Services	3.20%	109.74%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 256 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Financial - Inst CL	5.40%	20.07%
S&P 500	8.98%	23.99%
GS Financial Services	3.20%	20.86%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $20,446 - a 104.46% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Financial Services Industries Index, it would have grown to $20,974 - a 109.74% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Financial Services Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
James Catudal, Portfolio Manager of Fidelity Advisor Financial Services Fund

Q. How did the fund perform, Jim?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares had returns of 5.12%, 4.84%, 4.30% and 4.30%, respectively. During the same 12-month period, the Goldman Sachs Financial Services Index - an index of 256 stocks designed to measure the performance of companies in the financial services sector - had a return of 3.20%, while the Standard & Poor's 500 Index returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares had a total return of 5.40%. During the same 12-month period, the Goldman Sachs Financial Services Index - an index of 256 stocks designed to measure the performance of companies in the financial services sector - had a return of 3.20%, while the Standard & Poor's 500 Index returned 8.98%.

Q. What factors affected the performance of financial services stocks during the period?

A. The Federal Reserve Board's attempt to slow the rate of economic growth and avoid inflation by raising short-term interest rates was the biggest factor hurting financial services stocks, causing them to underperform the overall stock market. For the most part, large-cap financial services companies did better than mid- and small-cap firms. Companies with economies of scale in a relatively fast-growing business also generally did well. Otherwise, the investments smaller companies had to make to keep up were just too high. Among banks, commercial credit quality started to deteriorate, although consumer credit quality remained strong. A number of banks lowered their earnings expectations, especially in the past six months, hurting the performance of their stocks. In addition, several relatively high-profile banking mergers ran into trouble as the acquiring institutions struggled to integrate the operations of the newly combined companies. Banks and financial services companies that branched into faster-growing businesses had much better results, and investors gravitated toward those companies they saw as winners. As a result, stocks such as American Express and American International Group were selling at price-to-earnings (P/E) ratios of more than 30, while traditional bank stocks such as KeyCorp were selling at P/E ratios of less than 10.

Q. How did financial institutions other than banks perform?

A. Investment management stocks did well, helped by an increase in merger-and-acquisition activity as well as by their high level of recurring fee income and their long-term growth prospects. Investment banks and securities companies performed well, benefiting from strong underwriting of new equity securities. Commercial property-and-casualty insurance companies and life insurance companies also saw improved performance, although personal property-and-casualty companies continued to have problems.

Q. What were your principal strategies?

A. I overweighted consumer finance, investment management and property-and-casualty and life insurance companies. In general, I underweighted traditional banks, although I did emphasize companies such as Bank of New York and State Street that had large securities processing operations. Also, I emphasized successful large-cap financial services companies, including Citigroup, American Express, Morgan Stanley Dean Witter and American International Group. I also overweighted government-sponsored enterprises such as Fannie Mae and Freddie Mac, although they didn't perform well. I liked these stocks because they were selling at very low valuations and tend to do well when the Fed has completed its cycle of interest-rate hikes.

Q. Which other investments helped performance, and which didn't?

A. Morgan Stanley Dean Witter, a diversified financial services company, had very strong performance, helped by its equity underwriting business. Citigroup also performed well as all its businesses reported good results. Kansas City Southern had good performance. Its stock rose in anticipation of its spin-off of Stillwell Financial. Freddie Mac and Fannie Mae were disappointments, although I continued to like their prospects. They were hurt by rising interest rates and political controversies over their size and over the implied government guarantees behind the securities that they issue.

Q. What is your outlook?

A. We are in an unusual period in which we have to assess both the positive effects of a likely end to interest-rate hikes and the negative effects of potential commercial credit quality problems. The prospects for financial services stocks in general will depend on whether the economy has a hard landing, in which growth slows significantly, or a soft landing, in which growth slows to a more moderate level. If it's the former, financial companies will be hurt. If it's a soft landing, they should do relatively well. Therefore, I have tried to position the fund with stocks that have the potential to do well in either scenario.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$471 million

Manager: James Catudal, since February 2000; joined Fidelity in 1997

3

Annual Report

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Morgan Stanley Dean Witter & Co.	5.3
Citigroup, Inc.	5.2
American International Group, Inc.	4.6
American Express Co.	4.0
Fannie Mae	3.8
Bank of America Corp.	3.2
Wells Fargo & Co.	3.2
Charles Schwab Corp.	3.1
Berkshire Hathaway, Inc. Class A	2.6
Freddie Mac	2.5
37.5
Top Industries as of July 31, 2000
% of fund's net assets
Insurance	24.4%
Banks	21.8%
Credit & Other Finance	16.0%
Securities Industry	15.6%
Federal Sponsored Credit	6.7%
All Others*	15.5%

* Includes short-term investments and net other assets.

Annual Report

Advisor Financial Services Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value (Note 1)
BANKS - 21.8%
Bank of America Corp.	321,004	$ 15,207,565
Bank of New York Co., Inc.	157,760	7,385,140
Bank One Corp.	128,382	4,084,152
Banknorth Group, Inc.	15,000	229,688
Canadian Imperial Bank of Commerce	45,000	1,282,948
Capital One Financial Corp.	35,000	2,051,875
Chase Manhattan Corp.	118,200	5,873,063
Comerica, Inc.	28,250	1,440,750
Fifth Third Bancorp	37,500	1,549,219
First Security Corp.	80,000	1,150,000
First Union Corp.	72,370	1,868,051
Firstar Corp.	194,550	3,842,363
FleetBoston Financial Corp.	175,676	6,291,397
J.P. Morgan & Co., Inc.	30,000	4,005,000
M&T Bank Corp.	2,400	1,133,850
Marshall & Ilsley Corp.	7,000	316,750
Mellon Financial Corp.	145,000	5,464,688
Northern Trust Corp.	31,000	2,321,125
PNC Financial Services Group, Inc.	103,600	5,270,650
Royal Bank of Canada	65,000	3,465,909
Silicon Valley Bancshares (a)	8,000	350,500
State Street Corp.	39,000	3,914,625
SunTrust Banks, Inc.	65,400	3,131,025
Synovus Finanical Corp.	50,000	900,000
Toronto Dominion Bank	89,000	2,115,485
U.S. Bancorp	109,650	2,103,909
UnionBanCal Corp.	378	7,182
Wachovia Corp.	15,605	858,275
Wells Fargo & Co.	364,400	15,054,275
		102,669,459
COMPUTER SERVICES & SOFTWARE - 0.0%
Intuit, Inc. (a)	3,600	122,400
CREDIT & OTHER FINANCE - 16.0%
American Express Co.	329,900	18,701,206
Associates First Capital Corp. Class A	364,000	9,532,250
Citigroup, Inc.	350,493	24,731,662
Countrywide Credit Industries, Inc.	25,000	879,688
Household International, Inc.	240,057	10,697,540
Indymac Bancorp, Inc.	24,800	424,700
MBNA Corp.	199,250	6,649,969
Metris Companies, Inc.	7,500	219,844
NextCard, Inc. (a)	25,000	221,094
Providian Financial Corp.	32,107	3,272,907
		75,330,860
FEDERAL SPONSORED CREDIT - 6.7%
Fannie Mae	354,935	17,702,383

	Shares	Value (Note 1)
Freddie Mac	301,020	$ 11,871,476
SLM Holding Corp.	47,000	2,023,938
		31,597,797
INSURANCE - 24.4%
ACE Ltd.	145,000	5,220,000
AFLAC, Inc.	74,400	3,864,150
Allmerica Financial Corp.	45,400	2,684,275
Allstate Corp.	130,000	3,583,125
AMBAC Financial Group, Inc.	60,100	3,872,694
American General Corp.	47,500	3,167,656
American International Group, Inc.	245,625	21,538,242
Aon Corp.	20,000	720,000
Arthur J. Gallagher & Co.	14,000	686,875
AXA SA de CV sponsored ADR	5,000	378,750
Berkshire Hathaway, Inc.:
Class A (a)	220	12,122,000
Class B (a)	1,824	3,328,800
Commerce Group, Inc.	8,000	222,000
Conseco, Inc.	120,700	950,513
Everest Re Group Ltd.	40,000	1,587,500
Hartford Financial Services Group, Inc.	117,700	7,562,225
HCC Insurance Holdings, Inc.	33,400	684,700
Jefferson-Pilot Corp.	25,000	1,525,000
John Hancock Financial Services, Inc.	30,000	708,750
Lincoln National Corp.	20,000	872,500
Marsh & McLennan Companies, Inc.	54,950	6,703,900
MBIA, Inc.	45,700	2,544,919
MetLife, Inc.	150,000	3,150,000
Nationwide Financial Services, Inc. Class A	21,300	782,775
PartnerRe Ltd.	36,600	1,450,275
PMI Group, Inc.	21,750	1,362,094
Protective Life Corp.	14,000	379,750
Reinsurance Group of America, Inc.	15,000	477,188
Reliastar Financial Corp.	39,201	2,085,003
RenaissanceRe Holdings Ltd.	43,400	2,020,813
SAFECO Corp.	30,000	691,875
Sun Life Financial Services Canada, Inc.	170,000	2,829,142
The Chubb Corp.	89,500	6,623,000
The St. Paul Companies, Inc.	54,000	2,399,625
Torchmark Corp.	20,000	497,500
UnumProvident Corp.	75,000	1,725,000
XL Capital Ltd. Class A	60,000	3,960,000
		114,962,614
LODGING & GAMING - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	22,400	764,400
RAILROADS - 0.0%
Kansas City Southern Industries, Inc.	20,500	142,219
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE INVESTMENT TRUSTS - 4.3%
AMB Property Corp.	37,900	$ 904,863
Apartment Investment & Management Co. Class A	47,400	2,292,975
Archstone Communities Trust	45,000	1,167,188
Arden Realty Group, Inc.	15,000	397,500
Avalonbay Communities, Inc.	10,000	471,250
BRE Properties, Inc. Class A	20,000	648,750
Cousins Properties, Inc.	29,500	1,286,938
Crescent Real Estate Equities Co.	56,100	1,237,706
Duke-Weeks Realty Corp.	68,500	1,678,250
Equity Office Properties Trust	63,900	1,948,950
Equity Residential Properties Trust (SBI)	46,500	2,319,188
First Industrial Realty Trust, Inc.	17,000	544,000
Host Marriott Corp.	50,000	556,250
Kimco Realty Corp.	14,100	581,625
ProLogis Trust	55,700	1,298,506
Public Storage, Inc.	37,500	960,938
Simon Property Group, Inc.	21,000	548,625
Spieker Properties, Inc.	25,500	1,318,031
		20,161,533
SAVINGS & LOANS - 2.8%
Astoria Financial Corp.	20,000	582,500
Bank United Corp. Class A	10,000	364,375
Charter One Financial, Inc.	49,500	1,067,344
Dime Bancorp, Inc.	20,000	322,500
Golden State Bancorp, Inc.	30,000	573,750
Golden West Financial Corp.	48,200	2,217,200
TCF Financial Corp.	76,200	2,243,138
Washington Mutual, Inc.	178,520	5,734,955
		13,105,762
SECURITIES INDUSTRY - 15.6%
A.G. Edwards, Inc.	25,000	1,321,875
Ameritrade Holding Corp. Class A (a)	22,000	281,875
AXA Financial, Inc.	60,900	2,329,425
Bear Stearns Companies, Inc.	35,625	1,919,297
Charles Schwab Corp.	401,326	14,497,903
DLJ, Inc.	10,000	515,625
DLJdirect, Inc. (a)	17,000	114,750
Eaton Vance Corp. (non-vtg.)	15,000	777,188
Federated Investors, Inc. Class B (non-vtg.)	60,000	1,571,250
Franklin Resources, Inc.	30,000	1,076,250
Goldman Sachs Group, Inc.	13,500	1,335,656
Legg Mason, Inc.	15,000	780,000
Lehman Brothers Holdings, Inc.	41,400	4,652,325
Mackenzie Financial Corp.	30,000	438,744
Merrill Lynch & Co., Inc.	46,600	6,023,050
Morgan Stanley Dean Witter & Co.	272,500	24,865,617
Neuberger Berman, Inc.	15,000	744,375

	Shares	Value (Note 1)
PaineWebber Group, Inc.	15,000	$ 1,038,750
Raymond James Financial, Inc.	10,000	250,000
Stilwell Financial, Inc. (a)	82,000	3,613,125
T. Rowe Price Associates, Inc.	26,000	1,062,750
TD Waterhouse Group, Inc.	46,000	839,500
Waddell & Reed Financial, Inc. Class A	104,767	3,431,119
Wit Soundview Group, Inc.	10,000	84,063
		73,564,512
SERVICES - 0.1%
H&R Block, Inc.	20,000	640,000
TOTAL COMMON STOCKS (Cost $362,827,971)		433,061,556
Cash Equivalents - 7.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.56%, dated 7/31/00 due 8/1/00	$ 43,008	43,000
	Shares
Fidelity Cash Central Fund, 6.57% (b)	32,582,266	32,582,266
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	4,214,332	4,214,332
TOTAL CASH EQUIVALENTS (Cost $36,839,598)		36,839,598
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $399,667,569)	469,901,154
NET OTHER ASSETS - 0.4%	1,754,979
NET ASSETS - 100%	$ 471,656,133
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $403,880,955. Net unrealized appreciation aggregated $66,020,199, of which $88,955,862 related to appreciated investment securities and $22,935,663 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $7,462,000 of which $4,198,000 and $3,264,000 will expire on July 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $14,759,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

A total of 100% of Class A's, Class T's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentage for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $43,000) (cost $399,667,569) - See accompanying schedule		$ 469,901,154
Cash		187,383
Receivable for investments sold		9,847,318
Receivable for fund shares sold		2,737,447
Dividends receivable		414,499
Interest receivable		172,903
Redemption fees receivable		435
Other receivables		4,826
Total assets		483,265,965
Liabilities
Payable for investments purchased	$ 6,390,221
Payable for fund shares redeemed	373,705
Accrued management fee	216,352
Distribution fees payable	267,574
Other payables and accrued expenses	147,648
Collateral on securities loaned, at value	4,214,332
Total liabilities		11,609,832
Net Assets		$ 471,656,133
Net Assets consist of:
Paid in capital		$ 426,176,905
Undistributed net investment income		1,705,322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,459,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,233,251
Net Assets		$ 471,656,133
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,087,809 ÷ 2,629,600 shares)		$18.29
Maximum offering price per share (100/94.25 of $18.29)		$19.41
Class T: Net Asset Value and redemption price per share ($179,861,814 ÷ 9,876,018 shares)		$18.21
Maximum offering price per share (100/96.50 of $18.21)		$18.87
Class B: Net Asset Value and offering price per share ($150,879,778 ÷ 8,406,979 shares) A		$17.95
Class C: Net Asset Value and offering price per share ($83,077,552 ÷ 4,626,648 shares) A		$17.96
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,749,180 ÷ 530,087 shares)		$18.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 5,814,825
Interest		1,498,364
Security lending		15,187
Total income		7,328,376
Expenses
Management fee	$ 1,974,906
Transfer agent fees	1,034,853
Distribution fees	2,385,482
Accounting and security lending fees	138,087
Non-interested trustees' compensation	997
Custodian fees and expenses	13,476
Registration fees	159,231
Audit	25,970
Legal	2,365
Miscellaneous	7,970
Total expenses before reductions	5,743,337
Expense reductions	(98,416)	5,644,921
Net investment income		1,683,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(21,284,132)
Foreign currency transactions	(7,754)	(21,291,886)
Change in net unrealized appreciation (depreciation) on:
Investment securities	41,704,382
Assets and liabilities in foreign currencies	5	41,704,387
Net gain (loss)		20,412,501
Net increase (decrease) in net assets resulting from operations		$ 22,095,956

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income	$ 1,683,455	$ 798,328
Net realized gain (loss)	(21,291,886)	(5,100,835)
Change in net unrealized appreciation (depreciation)	41,704,387	3,565,570
Net increase (decrease) in net assets resulting from operations	22,095,956	(736,937)
Distributions to shareholders From net investment income	(642,372)	(365,767)
From net realized gain	-	(12,710,202)
Total distributions	(642,372)	(13,075,969)
Share transactions - net increase (decrease)	156,543,872	75,395,927
Redemption fees	278,776	103,555
Total increase (decrease) in net assets	178,276,232	61,686,576
Net Assets
Beginning of period	293,379,901	231,693,325
End of period (including undistributed net investment income of $1,705,322 and $673,045, respectively)	$ 471,656,133	$ 293,379,901

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 18.74	$ 15.11	$ 10.00
Income from Investment Operations
Net investment income D	.15	.12	.11	.06
Net realized and unrealized gain (loss)	.73	(.31)	3.80	5.06
Total from investment operations	.88	(.19)	3.91	5.12
Less Distributions
From net investment income	(.09)	(.06)	(.06)	(.01)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.09)	(1.07)	(.29)	(.02)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Total Return B, C	5.12%	.69%	26.32%	51.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,088	$ 27,440	$ 21,907	$ 6,275
Ratio of expenses to average net assets	1.25%	1.24%	1.32%	1.75%A, F
Ratio of expenses to average net assets after expense reductions	1.22%G	1.23%G	1.30%G	1.73%A, G
Ratio of net investment income to average net assets	.92%	.73%	.63%	.55%A
Portfolio turnover	73%	38%	54%	26%A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 18.66	$ 15.07	$ 10.00
Income from Investment Operations
Net investment income D	.12	.09	.07	.04
Net realized and unrealized gain (loss)	.71	(.30)	3.78	5.04
Total from investment operations	.83	(.21)	3.85	5.08
Less Distributions
From net investment income	(.05)	(.03)	(.04)	(.01)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.05)	(1.04)	(.27)	(.02)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Total Return B, C	4.84%	.53%	25.96%	50.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 179,862	$ 123,361	$ 118,608	$ 52,003
Ratio of expenses to average net assets	1.47%	1.47%	1.52%	1.94% A
Ratio of expenses to average net assets after expense reductions	1.44% F	1.46% F	1.50% F	1.91% A, F
Ratio of net investment income to average net assets	.70%	.50%	.44%	.37% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31,1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.21	$ 18.52	$ 15.04	$ 12.56
Income from Investment Operations
Net investment income (loss) D	.03	-	(.02)	(.02)
Net realized and unrealized gain (loss)	.70	(.29)	3.76	2.50
Total from investment operations	.73	(.29)	3.74	2.48
Less Distributions
From net investment income	-	(.02)	(.04)	-
From net realized gain	-	(1.01)	(.23)	-
Total distributions	-	(1.03)	(.27)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Total Return B, C	4.30%	.05%	25.29%	19.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 150,880	$ 94,072	$ 65,926	$ 7,737
Ratio of expenses to average net assets	2.01%	1.99%	2.06%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.98% G	1.98% G	2.04% G	2.49% A, G
Ratio of net investment income to average net assets	.16%	(.02)%	(.14)%	(.37)% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31,1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income (loss) D	.03	-	(.03)
Net realized and unrealized gain (loss)	.70	(.29)	3.57
Total from investment operations	.73	(.29)	3.54
Less Distributions
From net investment income	(.02)	(.03)	(.02)
From net realized gain	-	(1.01)	(.21)
Total distributions	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 17.96	$ 17.24	$ 18.56
Total Return B, C	4.30%	.07%	23.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,078	$ 36,552	$ 19,983
Ratio of expenses to average net assets	1.96%	1.95%	2.09% A
Ratio of expenses to average net assets after expense reductions	1.93% F	1.94% F	2.07% A, F
Ratio of net investment income to average net assets	.21%	.02%	(.22)% A
Portfolio turnover	73%	38%	54%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31,1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 18.80	$ 15.14	$ 10.00
Income from Investment Operations
Net investment income D	.21	.18	.14	.10
Net realized and unrealized gain (loss)	.72	(.30)	3.79	5.06
Total from investment operations	.93	(.12)	3.93	5.16
Less Distributions
From net investment income	(.15)	(.08)	(.05)	(.02)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.15)	(1.09)	(.28)	(.03)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Total Return B, C	5.40%	1.12%	26.39%	51.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,749	$ 11,956	$ 5,270	$ 3,758
Ratio of expenses to average net assets	.90%	.93%	1.14%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87% G	.92% G	1.13% G	1.47% A, G
Ratio of net investment income to average net assets	1.27%	1.04%	.81%	.85% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Services

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $376,603,279 and $233,760,915, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 83,191	$ 145
Class T	687,848	323
Class B	1,098,203	823,948
Class C	516,240	340,340
	$ 2,385,482	$ 1,164,756

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of

Financial Services

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 210,575	$ 142,138
Class T	262,927	131,358
Class B	468,570	468,570*
Class C	78,536	78,536*
	$ 1,020,608	$ 820,602

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 106,332.32
Class T	402,877.29
Class B	358,118.33
Class C	144,946.28
Institutional Class	22,580.22
	$ 1,034,853

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $37,725 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,271,010. The fund received cash collateral of $4,214,332 which was invested in cash equivalents and U.S. Treasury obligations valued at $214,500.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $96,518 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,898 under the custodian arrangement.

Financial Services

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Class A	$ 141,474	$ 69,817
Class T	357,303	174,881
Class B	-	68,552
Class C	41,770	31,424
Institutional Class	101,825	21,093
Total	$ 642,372	$ 365,767
From net realized gain
Class A	$ -	$ 1,212,772
Class T Class B	- -	6,262,898 3,836,369
Class C	-	1,125,444
Institutional Class	-	272,719
Total	$ -	$ 12,710,202
	$ 642,372	$ 13,075,969

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	1,983,482	822,308	$ 33,127,709	$ 14,081,934
Reinvestment of distributions	7,540	85,902	129,104	1,165,695
Shares redeemed	(929,902)	(508,971)	(15,304,883)	(8,477,160)
Net increase (decrease)	1,061,120	399,239	$ 17,951,930	$ 6,770,469
Class T Shares sold	7,477,175	3,240,994	$ 126,038,053	$ 54,768,982
Reinvestment of distributions	19,181	443,632	327,797	6,006,779
Shares redeemed	(4,700,362)	(2,959,321)	(76,396,220)	(48,376,793)
Net increase (decrease)	2,795,994	725,305	$ 49,969,630	$ 12,398,968
Class B Shares sold	5,123,537	2,867,874	$ 84,322,371	$ 48,151,991
Reinvestment of distributions	-	235,734	-	3,165,887
Shares redeemed	(2,182,214)	(1,197,148)	(34,908,649)	(19,603,788)
Net increase (decrease)	2,941,323	1,906,460	$ 49,413,722	$ 31,714,090
Class C Shares sold	3,944,800	1,453,651	$ 64,658,535	$ 24,778,214
Reinvestment of distributions	1,942	57,370	32,872	771,627
Shares redeemed	(1,440,653)	(467,142)	(23,274,029)	(7,840,548)
Net increase (decrease)	2,506,089	1,043,879	$ 41,417,378	$ 17,709,293
Institutional Class Shares sold	523,400	511,162	$ 8,779,263	$ 8,733,321
Reinvestment of distributions	2,415	18,075	41,473	245,820
Shares redeemed	(675,136)	(130,140)	(11,029,524)	(2,176,034)
Net increase (decrease)	(149,321)	399,097	$ (2,208,788)	$ 6,803,107

Financial Services

Advisor Health Care Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - Inst CL	21.77%	148.71%
S&P 500	8.98%	131.80%
GS Health Care	22.57%	152.86%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 113 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Health Care - Inst CL	21.77%	26.24%
S&P 500	8.98%	23.99%
GS Health Care	22.57%	26.78%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $24,871 - a 148.71% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $25,286 - a 152.86% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Health Care Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Yolanda McGettigan became Portfolio Manager of Fidelity Advisor Health Care Fund on June 1, 2000.

Q. How did the fund perform, Yolanda?

A. For the 12-month period that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 21.44%, 21.16%, 20.53% and 20.59%, respectively. These returns slightly underperformed the Goldman Sachs Health Care Index - an index of 113 stocks designed to measure the performance of companies in the health sector - which returned 22.57%. During the same period, the Standard & Poor's 500 Index returned 8.98%.

A. For the 12-month period that ended July 31, 2000, the fund's Institutional Class shares returned 21.77%. This return slightly underperformed the Goldman Sachs Health Care Index - an index of 113 stocks designed to measure the performance of companies in the health sector - which returned 22.57%. During the same period, the Standard & Poor's 500 Index returned 8.98%.

Q. What factors contributed to the fund's performance relative to the Goldman Sachs index during the past year?

A. During the first half of the period - a depressed market for most health stocks - the fund outperformed the benchmark on the strength of strong stock selection among drug companies, health maintenance organizations (HMOs) and coronary medical device manufacturers. Additionally, overweighting biotechnology - the sector's lone bright spot - added to the fund's bottom line as these stocks surged on promising clinical trials for new products and accelerating earnings growth. In the second half of the period, stock picking in selected names in the medical equipment, facilities and devices subsectors hurt relative performance. A sharp pullback in biotech also hurt performance. Our focus on established companies with solid product pipelines and earnings didn't achieve the same performance as more speculative companies. On a more positive note, overweighting pharmaceutical stocks - the fund's largest subsector - helped when these stocks rallied in the spring with the onset of a slowing economy, a weakening technology market and better-than-expected earnings reports.

Q. How have you positioned the fund since taking over in June?

A. At the end of the period, I overweighted drugs and biotechnology stocks, which comprised about two-thirds of the fund's net assets, at the expense of medical devices holdings, which had weaker growth prospects. I overweighted pharmaceuticals for three reasons. First, drug companies have historically outperformed other areas of the market during economic slowdowns, and there are signs the economy is leaning toward that end. If the economy slows and if the change in the earnings growth rate of drug stocks is better than the change in the growth rate of the broader market for the remainder of the year, drug stocks should exhibit superior performance. Second, at the close of the period, drug stocks were fairly valued and had room to move on a price-to-earnings multiple basis. Finally, there were strong pipelines at many companies and some great drug products on the horizon, which should benefit the fund. Turning to biotech, these stocks should gain momentum from the mapping of the human genome, which will considerably expedite the drug discovery and development process.

Q. What specific stocks stood out as top performers? Which disappointed?

A. Warner-Lambert was the fund's top performer, benefiting from being the target of a takeover battle between American Home Products and Pfizer, which was ultimately won by Pfizer. Eli Lilly, the fund's top holding, soared after the company said it had stopped the next phase of a scheduled trial on its sepsis drug Zovant because the results were so favorable - an unusual move. In terms of underachievers, Bristol-Myers Squibb's announcement to delay testing on its promising hypertension drug Vanlev due to safety concerns hurt the stock. Shares of genomics leader PE Celera suffered as investors feared its business model would be damaged by government suggestions to make its human genetic code findings a matter of public information.

Q. What's your outlook for the health sector, Yolanda?

A. Much of what happens in the sector going forward will depend on the economy and the upcoming presidential and congressional elections. If the economy does slow, as some have suspected as a result of the Federal Reserve Board's interest-rate policy, health stocks should generate strong relative earnings growth and could outperform. However, the biggest risk for the sector, particularly among drug companies, remains the government. I will be paying close attention to see how the election process unfolds. Any Democratic victory will be seen as a negative influence on the sector, potentially re-igniting initiatives to reform Medicare and the health care industry.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$1.0 billion

Manager: Yolanda McGettigan, since
June 2000; joined Fidelity in 1997

3

Annual Report

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Eli Lilly & Co.	9.6
Pfizer, Inc.	7.1
Merck & Co., Inc.	5.8
Bristol-Myers Squibb Co.	5.7
Abbott Laboratories	4.9
Medtronic, Inc.	4.7
American Home Products Corp.	4.7
Johnson & Johnson	4.3
Schering-Plough Corp.	3.9
Pharmacia Corp.	3.9
54.6
Top Industries as of July 31, 2000
% of fund's net assets
Drugs & Pharmaceuticals	57.1%
Medical Equipment & Supplies	22.6%
Medical Facilities Management	5.7%
Chemicals & Plastics	3.9%
Electronic Instruments	2.1%
All Others*	8.6%

* Includes short-term investments and net other assets.

Annual Report

Advisor Health Care Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (Note 1)
CHEMICALS & PLASTICS - 3.9%
Pharmacia Corp.	761,800	$ 41,708,550
COMPUTER SERVICES & SOFTWARE - 0.8%
Affymetrix, Inc. (a)	28,400	3,877,931
Healtheon/WebMD Corp. (a)	105,000	1,397,813
IMS Health, Inc.	196,700	3,552,894
		8,828,638
DRUGS & PHARMACEUTICALS - 57.1%
Abgenix, Inc. (a)	23,300	1,167,913
Alkermes, Inc. (a)	96,500	3,196,563
Allergan, Inc.	111,100	7,436,756
ALZA Corp. (a)	49,400	3,198,650
American Home Products Corp.	930,500	49,374,656
Amgen, Inc. (a)	476,800	30,962,200
Andrx Corp. (a)	65,200	5,089,675
Bausch & Lomb, Inc.	77,400	4,813,313
Biochem Pharma, Inc. (a)	2,400	53,254
Biogen, Inc. (a)	91,500	4,849,500
Biovail Corp. (a)	29,600	1,707,692
Bristol-Myers Squibb Co.	1,217,800	60,433,325
Celgene Corp. (a)	73,200	3,801,825
Cephalon, Inc. (a)	49,419	1,992,203
Chiron Corp. (a)	30,400	1,273,000
COR Therapeutics, Inc. (a)	16,900	1,374,181
CV Therapeutics, Inc. (a)	31,200	1,813,500
Decode Genetics, Inc.	1,000	25,688
Eli Lilly & Co.	981,000	101,901,369
Enzon, Inc. (a)	30,500	1,364,875
Exelixis, Inc.	81,800	3,185,088
Forest Laboratories, Inc. (a)	108,100	11,566,700
Genentech, Inc.	84,600	12,869,775
Geneva Proteomics (d)	43,000	236,500
Genzyme Corp. - General Division (a)	47,800	3,319,113
Human Genome Sciences, Inc. (a)	48,500	5,859,406
ICOS Corp. (a)	143,100	6,528,938
Immunex Corp. (a)	650,000	32,946,875
IVAX Corp. (a)	107,010	5,270,243
King Pharmaceuticals, Inc. (a)	26,100	786,263
Medarex, Inc. (a)	30,400	2,215,400
Medicis Pharmaceutical Corp. Class A (a)	1,800	101,250
Medimmune, Inc. (a)	188,800	11,233,600
Merck & Co., Inc.	864,000	61,938,000
Millennium Pharmaceuticals, Inc. (a)	94,400	9,086,000
Mylan Laboratories, Inc.	91,600	1,946,500
NaPro BioTherapeutics, Inc. (a)	31,500	194,906
PE Corp. - Celera Genomics Group (a)	67,400	5,855,375
Pfizer, Inc.	1,754,300	75,654,188
PRAECIS Pharmaceuticals, Inc.	86,900	2,438,631
Protein Design Labs, Inc. (a)	30,500	3,696,219
QLT, Inc. (a)	34,700	2,286,579
Schering-Plough Corp.	969,100	41,853,006

	Shares	Value (Note 1)
Sepracor, Inc. (a)	89,100	$ 9,422,325
Serono SA sponsored ADR (a)	75,500	2,038,500
SuperGen, Inc. (a)	1,300	36,055
Vertex Pharmaceuticals, Inc. (a)	42,570	4,169,199
Watson Pharmaceuticals, Inc. (a)	52,300	2,889,575
		605,454,347
ELECTRONIC INSTRUMENTS - 2.1%
Beckman Coulter, Inc.	15,300	1,019,363
PE Corp. - Biosystems Group	144,800	12,624,750
Waters Corp. (a)	69,800	8,280,025
		21,924,138
HOME FURNISHINGS - 0.1%
Hillenbrand Industries, Inc.	34,600	1,107,200
INSURANCE - 1.9%
Aetna, Inc.	47,300	2,625,150
CIGNA Corp.	167,000	16,679,125
First Health Group Corp. (a)	25,200	771,750
		20,076,025
MEDICAL EQUIPMENT & SUPPLIES - 22.6%
Abbott Laboratories	1,243,100	51,744,038
Allscripts, Inc.	500	10,688
AmeriSource Health Corp. Class A (a)	18,100	632,369
Baxter International, Inc.	314,300	24,436,825
Becton, Dickinson & Co.	77,000	1,944,250
Biomet, Inc.	165,100	7,388,225
Boston Scientific Corp. (a)	141,600	2,345,250
C.R. Bard, Inc.	89,200	4,465,575
Cardinal Health, Inc.	314,306	23,101,491
DENTSPLY International, Inc.	105,300	3,560,456
Guidant Corp. (a)	136,800	7,712,100
Johnson & Johnson	492,821	45,863,154
Mallinckrodt, Inc.	700	32,025
Medtronic, Inc.	971,496	49,607,014
MiniMed, Inc. (a)	23,300	2,937,256
Novoste Corp. (a)	40,000	2,330,000
Novoste Corp. (a)(c)	12,500	728,125
Patterson Dental Co. (a)	40,800	1,081,200
Resmed, Inc. (a)	27,100	752,025
St. Jude Medical, Inc. (a)	61,200	2,524,500
Stryker Corp.	72,000	3,091,500
Sybron International, Inc. (a)	112,600	2,343,488
VISX, Inc. (a)	23,400	589,388
		239,220,942
MEDICAL FACILITIES MANAGEMENT - 5.7%
Express Scripts, Inc. Class A (a)	32,800	2,107,400
HCA - The Healthcare Co.	505,700	17,193,800
Common Stocks - continued
	Shares	Value (Note 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Health Management Associates, Inc. Class A (a)	285,400	$ 4,477,213
Oxford Health Plans, Inc. (a)	119,600	2,862,925
Tenet Healthcare Corp.	303,800	9,246,913
Trigon Healthcare, Inc. (a)	42,800	2,268,400
UnitedHealth Group, Inc.	146,500	11,985,531
Universal Health Services, Inc. Class B (a)	23,700	1,596,788
Wellpoint Health Networks, Inc. (a)	92,900	8,099,719
		59,838,689
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Ventro Corp.	4,200	50,663
SERVICES - 0.3%
Caremark Rx, Inc. (a)	320,500	2,704,219
TOTAL COMMON STOCKS (Cost $820,971,553)		1,000,913,411
Cash Equivalents - 5.9%

Fidelity Cash Central Fund, 6.57% (b)	56,930,404	56,930,404
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	5,691,949	5,691,949
TOTAL CASH EQUIVALENTS (Cost $62,622,353)		62,622,353
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $883,593,906)		1,063,535,764
NET OTHER ASSETS - (0.4)%		(3,938,670)
NET ASSETS - 100%		$ 1,059,597,094
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $728,125 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 236,500
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $888,440,974. Net unrealized appreciation aggregated $175,094,790, of which $224,949,440 related to appreciated investment securities and $49,854,650 related to depreciated investment securities.

The fund hereby designates approximately $6,759,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 45%, 53%, 62%, 56% and 41% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $883,593,906) - See accompanying schedule		$ 1,063,535,764
Receivable for investments sold		10,344,310
Receivable for fund shares sold		4,217,857
Dividends receivable		569,733
Interest receivable		621,052
Redemption fees receivable		710
Other receivables		5,746
Total assets		1,079,295,172
Liabilities
Payable for investments purchased	$ 11,149,125
Payable for fund shares redeemed	1,391,647
Accrued management fee	517,357
Distribution fees payable	642,268
Other payables and accrued expenses	305,732
Collateral on securities loaned, at value	5,691,949
Total liabilities		19,698,078
Net Assets		$ 1,059,597,094
Net Assets consist of:
Paid in capital		$ 842,840,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,815,653
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		179,941,227
Net Assets		$ 1,059,597,094
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,248,486 ÷ 4,917,011 shares)		$22.02
Maximum offering price per share (100/94.25 of $22.02)		$23.36
Class T: Net Asset Value and redemption price per share ($361,351,387 ÷ 16,524,269 shares)		$21.87
Maximum offering price per share (100/96.50 of $21.87)		$22.66
Class B: Net Asset Value and offering price per share ($366,413,063 ÷ 17,041,205 shares) A		$21.50
Class C: Net Asset Value offering price per share ($183,263,860 ÷ 8,524,810 shares) A		$21.50
Institutional Class: Net Asset Value, offering price and redemption price per share ($40,320,298 ÷ 1,821,788 shares)		$22.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 6,448,925
Interest		3,734,918
Security lending		26,123
Total income		10,209,966
Expenses
Management fee	$ 4,709,024
Transfer agent fees	2,324,877
Distribution fees	5,814,349
Accounting and security lending fees	262,804
Non-interested trustees' compensation	2,368
Custodian fees and expenses	18,012
Registration fees	193,905
Audit	26,921
Legal	5,496
Miscellaneous	18,916
Total expenses before reductions	13,376,672
Expense reductions	(112,911)	13,263,761
Net investment income (loss)		(3,053,795)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	38,596,548
Foreign currency transactions	13,082	38,609,630
Change in net unrealized appreciation (depreciation) on:
Investment securities	125,938,470
Assets and liabilities in foreign currencies	(732)	125,937,738
Net gain (loss)		164,547,368
Net increase (decrease) in net assets resulting from operations		$ 161,493,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (3,053,795)	$ (1,677,006)
Net realized gain (loss)	38,609,630	16,392,585
Change in net unrealized appreciation (depreciation)	125,937,738	24,414,060
Net increase (decrease) in net assets resulting from operations	161,493,573	39,129,639
Distributions to shareholders From net investment income	(55,986)	-
From net realized gain	(13,943,374)	(5,527,534)
Total distributions	(13,999,360)	(5,527,534)
Share transactions - net increase (decrease)	228,829,268	416,927,170
Redemption fees	336,627	201,576
Total increase (decrease) in net assets	376,660,108	450,730,851
Net Assets
Beginning of period	682,936,986	232,206,135
End of period	$ 1,059,597,094	$ 682,936,986

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.70	$ 14.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.00	(.03)	(.02)
Net realized and unrealized gain (loss)	3.89	2.20	3.50	4.12
Total from investment operations	3.90	2.20	3.47	4.10
Less Distributions
From net realized gain	(.41)	(.39)	(.88)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Total Return B, C	21.44%	13.80%	26.47%	41.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 108,248	$ 66,142	$ 20,902	$ 5,488
Ratio of expenses to average net assets	1.20%	1.23%	1.38%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.18% G	1.21% G	1.36% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.07%	.01%	(.18)%	(.18)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.40	$ 16.61	$ 14.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	3.86	2.19	3.47	4.09
Total from investment operations	3.83	2.15	3.42	4.05
Less Distributions
From net realized gain	(.37)	(.37)	(.87)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Total Return B, C	21.16%	13.54%	26.17%	40.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 361,351	$ 248,442	$ 124,652	$ 50,868
Ratio of expenses to average net assets	1.42%	1.46%	1.54%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.40% F	1.43% F	1.52% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.15)%	(.21)%	(.31)%	(.39)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 16.47	$ 14.01	$ 11.88
Income from Investment Operations
Net investment income (loss) D	(.13)	(.13)	(.14)	(.05)
Net realized and unrealized gain (loss)	3.80	2.17	3.45	2.18
Total from investment operations	3.67	2.04	3.31	2.13
Less Distributions
From net realized gain	(.34)	(.36)	(.86)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Total Return B, C	20.53%	12.96%	25.40%	17.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 366,413	$ 225,441	$ 57,074	$ 6,159
Ratio of expenses to average net assets	1.94%	1.98%	2.13%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% G	1.96% G	2.12% G	2.49% A, G
Ratio of net investment income (loss) to average net assets	(.68)%	(.73)%	(.95)%	(.99)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) D	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	3.80	2.17	3.39
Total from investment operations	3.68	2.05	3.27
Less Distributions
From net realized gain	(.36)	(.38)	(.63)
Redemption fees added to paid in capital	.01	.01	-
Net asset value, end of period	$ 21.50	$ 18.17	$ 16.49
Total Return B, C	20.59%	13.04%	24.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 183,264	$ 109,372	$ 19,154
Ratio of expenses to average net assets	1.91%	1.95%	2.18% A
Ratio of expenses to average net assets after expense reductions	1.89% F	1.92% F	2.17% A, F
Ratio of net investment income (loss) to average net assets	(.64)%	(.70)%	(1.06)% A
Portfolio turnover	51%	98%	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.59	$ 16.73	$ 14.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.05	.03	.01
Net realized and unrealized gain (loss)	3.90	2.21	3.47	4.11
Total from investment operations	3.97	2.26	3.50	4.12
Less Distributions
From net investment income	(.03)	-	-	-
From net realized gain	(.41)	(.41)	(.90)	-
Total distributions	(.44)	(.41)	(.90)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Total Return B, C	21.77%	14.17%	26.70%	41.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,320	$ 33,540	$ 10,424	$ 6,875
Ratio of expenses to average net assets	.93%	.97%	1.07%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.92% G	.95% G	1.04% G	1.49% A, G
Ratio of net investment income (loss) to average net assets	.33%	.28%	.17%	.08% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $236,500 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $593,309,110 and $388,988,655, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	$ .25%
Class T	$ .50%
Class B	$ 1.00% *
Class C	$ 1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 203,584	$ 195
Class T	1,401,803	5,774
Class B	2,818,907	2,115,590
Class C	1,390,055	940,533
	$ 5,814,349	$ 3,062,092

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net

Health Care

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 421,895	$ 242,040
Class T	529,291	223,787
Class B	1,039,749	1,039,749*
Class C	134,796	134,796*
	$ 2,125,731	$ 1,640,372

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 246,246.30
Class T	767,713.27
Class B	848,176.30
Class C	364,023.26
Institutional Class	98,719.29
	$ 2,324,877

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $17,511 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $5,362,238. The fund received cash collateral of $5,691,949 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $112,294 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $617 under this arrangement.

Health Care

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Institutional Class	$ 55,986	$ -
From net realized gain
Class A	$ 1,513,849	$ 506,267
Class T	5,017,622	2,852,284
Class B	4,390,652	1,389,695
Class C	2,255,536	512,786
Institutional Class	765,715	266,502
Total	$ 13,943,374	$ 5,527,534
	$ 13,999,360	$ 5,527,534

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	2,976,195	2,923,295	$ 57,995,930	$ 52,957,834
Reinvestment of distributions	71,818	30,315	1,377,514	451,389
Shares redeemed	(1,703,303)	(633,263)	(32,602,744)	(11,335,392)
Net increase (decrease)	1,344,710	2,320,347	$ 26,770,700	$ 42,073,831
Class T Shares sold	8,817,982	9,152,907	$ 171,795,235	$ 163,138,613
Reinvestment of distributions	246,626	182,634	4,708,078	2,706,621
Shares redeemed	(6,044,271)	(3,336,370)	(113,414,865)	(58,873,247)
Net increase (decrease)	3,020,337	5,999,171	$ 63,088,448	$ 106,971,987
Class B Shares sold	8,402,675	10,129,553	$ 159,912,025	$ 180,199,139
Reinvestment of distributions	198,004	81,573	3,734,363	1,199,114
Shares redeemed	(3,973,722)	(1,262,369)	(73,965,867)	(22,344,687)
Net increase (decrease)	4,626,957	8,948,757	$ 89,680,521	$ 159,053,566
Class C Shares sold	4,784,414	5,638,208	$ 91,120,799	$ 101,276,858
Reinvestment of distributions	83,910	26,607	1,581,712	391,120
Shares redeemed	(2,361,733)	(807,853)	(44,212,557)	(14,456,971)
Net increase (decrease)	2,506,591	4,856,962	$ 48,489,954	$ 87,211,007
Institutional Class Shares sold	1,215,089	1,586,418	$ 23,709,203	$ 28,856,815
Reinvestment of distributions	30,625	16,379	588,917	244,208
Shares redeemed	(1,227,964)	(421,646)	(23,498,475)	(7,484,244)
Net increase (decrease)	17,750	1,181,151	$ 799,645	$ 21,616,779

Health Care

Advisor Natural Resources Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - Inst CL	10.31%	71.12%	216.20%
S&P 500	8.98%	177.11%	408.31%
GS Natural Resources	1.35%	n/a*	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case one year, five years or 10 years. You can compare Institutional Class' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - Inst CL	10.31%	11.34%	12.20%
S&P 500	8.98%	22.61%	17.65%
GS Natural Resources	1.35%	n/a*	n/a*

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Institutional Class on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $31,620 - a 216.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,831 - a 408.31% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Natural Resources Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Scott Offen, Portfolio
Manager of Fidelity Advisor Natural Resources Fund

Q. Scott, how did the fund perform during the 12 months that ended July 31, 2000?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 9.92%, 9.69%, 9.14% and 9.15%, respectively. To compare, the Goldman Sachs Natural Resources Index - an index of 112 stocks designed to measure the performance of companies in the natural resources sector - returned 1.35%, and the Standard & Poor's 500 Index returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares returned 10.31%. To compare, the Goldman Sachs Natural Resources Index - an index of 112 stocks designed to measure the performance of companies in the natural resources sector - returned 1.35%, and the Standard & Poor's 500 Index returned 8.98%.

Q. What helped the fund perform better than the natural resources sector, as measured by the Goldman Sachs index?

A. The most significant factor was the fund's industry weightings relative to the index. I overweighted the fund in natural gas and energy services stocks, two areas that performed quite well. The fund also benefited from its stake in two other groups that did well, tankers and refiners. At the same time, I underweighted oil, paper and forest products, and metals stocks, all of which had subpar performance.

Q. Why did natural gas, energy services, tanker and refining stocks perform so well?

A. Natural gas stocks fared well due to a positive demand and supply dynamic that led to rising natural gas prices. Demand was on the rise due to the strong economy and a vibrant housing market. Furthermore, demand for electricity also was on the rise and nearly all new electric power plants coming on line will be powered by natural gas. At the same time, the most readily available supplies of natural gas in North America have been exhausted. Many areas where natural gas might be tapped have been put off-limits due to environmental protection. Even if a pipeline were to be built accessing natural gas in Canada or Alaska, it would be several years before such a project could be completed. On the energy services side, higher oil prices prodded the industry to ramp up its capital spending on drilling, exploration and production after having underinvested in these activities over the past two years. These increased capital expenditures translated directly into improved revenues and increased earnings for energy services firms. Shipping companies - those that provide tankers, in particular - also benefited from this increased energy production, as high-capacity utilization caused shipping rates to skyrocket. Finally, for a time refiners enjoyed record high margins - the difference between the cost of the crude oil they purchase compared to the price they capture for the refined petroleum products they produce - and their stocks enjoyed a nice run-up. While these investments helped the fund's performance over the course of its fiscal year, I pared them back when the story came to an end.

Q. Which stocks performed well? Which disappointed?

A. Nearly all of the fund's top performers were energy services stocks or companies involved in some way with natural gas. On the energy services side, Schlumberger, Noble Drilling, Smith International, ENSCO International, Nabors Industries and Weatherford all provided strong performance. In the natural gas arena, Dynegy, an independent power producer, and Kinder Morgan performed well. Exxon Mobil also provided solid performance, due to the excellent execution of the merger of Exxon and Mobil that provided twice the anticipated cost savings. On the down side, Texaco suffered from difficulties executing its business plans and USX-Marathon had problems finding oil. Surprisingly, while Chevron met its earnings expectations, its stock floundered, probably because investors found more attractive investments elsewhere.

Q. What is your outlook?

A. I'm cautiously optimistic. I believe the natural gas and energy stories will continue to be very strong. There should continue to be a shortage of natural gas supply at a time when demand should continue to rise. Looking at energy services, these stocks may suffer in the short term if the price of oil declines. However, I believe the supply of oil is tight enough that such a decline will not be precipitous, and that oil companies will continue to sustain or increase their capital expenditures on exploration and production. These activities should keep energy services companies' revenues and earnings at healthy levels.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information see page A-3.

Fund Facts

Start date: December 29, 1987

Size: as of July 31, 2000, more than $324 million

Manager: Scott Offen, since 1999; joined Fidelity in 1985

3

Annual Report

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Exxon Mobil Corp.	9.0
Royal Dutch Petroleum Co. (NY Shares)	7.1
Chevron Corp.	7.1
Schlumberger Ltd.	4.0
Halliburton Co.	3.1
BP Amoco PLC sponsored ADR	3.0
Anadarko Petroleum Corp.	2.2
Alcoa, Inc.	2.1
Conoco, Inc. Class B	1.9
Burlington Resources, Inc.	1.8
41.3
Top Industries as of July 31, 2000
% of fund's net assets
Oil & Gas	56.7%
Energy Services	21.9%
Gas	6.5%
Paper & Forest Products	5.4%
Metals & Mining	2.5%
All Others*	7.0%

* Includes short-term investments and net other assets.

Annual Report

Advisor Natural Resources Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1)
ELECTRIC UTILITY - 0.4%
Calpine Corp. (a)	14,000	$ 997,500
NRG Energy, Inc.	18,000	421,875
		1,419,375
ELECTRICAL EQUIPMENT - 0.0%
Capstone Turbine Corp.	400	22,000
ENERGY SERVICES - 21.9%
Baker Hughes, Inc.	123,150	4,264,069
BJ Services Co. (a)	34,300	2,002,263
Diamond Offshore Drilling, Inc.	68,500	2,573,031
ENSCO International, Inc.	147,500	4,978,125
Global Industries Ltd. (a)	51,800	647,500
Global Marine, Inc. (a)	94,100	2,664,206
Grey Wolf, Inc. (a)	139,000	642,875
Halliburton Co.	214,700	9,903,038
Hanover Compressor Co. (a)	27,900	952,088
Helmerich & Payne, Inc.	26,700	854,400
Marine Drilling Companies, Inc. (a)	32,150	699,263
McDermott International, Inc.	87,900	653,756
Nabors Industries, Inc. (a)	132,500	5,515,313
Noble Drilling Corp. (a)	95,600	4,164,575
Precision Drilling Corp. (a)	18,800	638,381
R&B Falcon Corp. (a)	15,000	299,063
Rowan Companies, Inc. (a)	40,000	1,010,000
Santa Fe International Corp.	58,500	2,054,813
Schlumberger Ltd.	175,500	12,976,031
Smith International, Inc. (a)	39,900	2,847,863
Superior Energy Services, Inc. (a)	60,000	600,000
Transocean Sedco Forex, Inc.	112,879	5,587,511
UTI Energy Corp. (a)	1	32
Varco International, Inc. (a)	42,400	731,400
Weatherford International, Inc.	93,600	3,749,850
		71,009,446
GAS - 6.5%
Dynegy, Inc. Class A	77,349	5,443,436
El Paso Energy Corp.	14,900	720,788
Enron Corp.	76,400	5,624,950
Kinder Morgan, Inc.	155,200	5,276,800
Williams Companies, Inc.	99,200	4,141,600
		21,207,574
METALS & MINING - 2.5%
Alcoa, Inc.	226,900	6,863,725
Phelps Dodge Corp.	26,600	1,082,288
		7,946,013

	Shares	Value (Note 1)
OIL & GAS - 56.7%
Alberta Energy Co. Ltd.	132,200	$ 4,777,938
Amerada Hess Corp.	67,300	4,071,650
Anadarko Petroleum Corp.	149,481	7,147,060
Apache Corp.	79,000	3,930,250
BP Amoco PLC sponsored ADR	187,948	9,832,030
Burlington Resources, Inc.	176,400	5,755,050
Cabot Oil & Gas Corp. Class A	100	1,850
Canada Occidental Petroleum Ltd.	66,500	1,654,451
Canadian Hunter Exploration Ltd. (a)	56,200	1,129,895
Chevron Corp.	291,300	23,012,700
Conoco, Inc.:
Class A	155,600	3,481,550
Class B	266,702	6,150,815
Cooper Cameron Corp. (a)	18,200	1,176,175
Crestar Energy, Inc. (a)	28,900	415,855
Devon Energy Corp.	60,600	2,772,450
EEX Corp. (a)	237,000	1,140,563
EOG Resources, Inc.	105,300	3,112,931
Exxon Mobil Corp.	366,080	29,286,391
Frontier Oil Corp. (a)	102,300	716,100
Grant Prideco, Inc. (a)	93,600	1,883,700
Gulf Canada Resources Ltd. (a)	4,100	18,471
Imperial Oil Ltd.	55,600	1,357,101
Kerr-McGee Corp.	45,900	2,518,763
Magnum Hunter Resources, Inc.	1	7
National-Oilwell, Inc. (a)	88,000	2,904,000
Noble Affiliates, Inc.	20,000	600,000
Occidental Petroleum Corp.	171,500	3,472,875
Ocean Energy, Inc. (a)	125,900	1,526,538
Penn West Petroleum Ltd. (a)	19,800	433,358
Petro-Canada	181,900	3,498,077
Phillips Petroleum Co.	59,700	3,033,506
Pioneer Natural Resources Co. (a)	208,700	2,243,525
Pogo Producing Co.	30,000	596,250
Pure Resources, Inc. (a)	66,700	996,331
Rio Alto Exploration Ltd. (a)	75,300	1,321,497
Royal Dutch Petroleum Co. (NY Shares)	395,400	23,032,050
Santa Fe Snyder Corp. (a)	485,335	4,853,350
Suncor Energy, Inc.	192,800	4,018,827
Sunoco, Inc.	62,300	1,518,563
Swift Energy Co. (a)	1	22
Talisman Energy, Inc. (a)	110,200	3,267,765
Tosco Corp.	58,300	1,544,950
TotalFinaElf SA sponsored ADR	47,970	3,528,793
Ultramar Diamond Shamrock Corp.	54,400	1,244,400
Unocal Corp.	53,700	1,624,425
Valero Energy Corp.	58,400	1,514,750
Vastar Resources, Inc.	20,200	1,665,238
Wiser Oil Co. (a)	1	3
		183,782,839
Common Stocks - continued
	Shares	Value (Note 1)
PACKAGING & CONTAINERS - 0.2%
Packaging Corp. of America	61,700	$ 701,838
PAPER & FOREST PRODUCTS - 5.4%
Abitibi-Consolidated, Inc.	77,800	734,999
Boise Cascade Corp.	49,400	1,364,675
Bowater, Inc.	50,900	2,506,825
Domtar, Inc.	74,900	637,093
International Paper Co.	93,700	3,185,800
Sappi Ltd. sponsored ADR	85,000	722,500
Smurfit-Stone Container Corp. (a)	79,400	987,538
Temple-Inland, Inc.	23,200	1,007,750
Westvaco Corp.	67,900	1,863,006
Weyerhaeuser Co.	68,100	3,111,319
Willamette Industries, Inc.	42,200	1,279,188
		17,400,693
PRECIOUS METALS - 1.9%
Barrick Gold Corp.	191,400	3,043,713
Homestake Mining Co.	25,000	135,938
Meridian Gold, Inc. (a)	283,900	1,698,971
Newmont Mining Corp.	69,400	1,231,850
William Resources, Inc. warrants 2/15/03 (a)(c)	1,029,000	7
		6,110,479
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Newpark Resources, Inc. (a)	103,900	863,669
SHIPPING - 1.3%
Bergesen dy ASA (A Shares)	36,150	719,835
Frontline Ltd. (a)	60,900	759,206
Knightsbridge Tankers Ltd.	46,100	864,375
OMI Corp.	120,400	647,150
Overseas Shipholding Group, Inc.	31,300	712,075
Teekay Shipping Corp.	17,800	667,500
		4,370,141
TOTAL COMMON STOCKS (Cost $259,318,302)		314,834,067
Cash Equivalents - 9.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.57% (b)	6,297,721	$ 6,297,721
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	23,700,000	23,700,000
TOTAL CASH EQUIVALENTS (Cost $29,997,721)		29,997,721
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $289,316,023)	344,831,788
NET OTHER ASSETS - (6.3)%	(20,560,211)
NET ASSETS - 100%	$ 324,271,577
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.1%
Canada	8.6
Netherlands	7.1
Netherlands Antilles	4.0
United Kingdom	3.0
France	1.1
Others (individually less than 1%)	1.1
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $290,797,611. Net unrealized appreciation aggregated $54,034,177, of which $61,934,342 related to appreciated investment securities and $7,900,165 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $27,373,000 of which $21,050,000 and $6,323,000 will expire on July 31, 2007 and 2008, respectively.

A total of 100% of Class A's, Class T's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividend-
received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Advisor Natural Resources Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $289,316,023) - See accompanying schedule		$ 344,831,788
Receivable for investments sold		16,445,278
Receivable for fund shares sold		375,892
Dividends receivable		130,439
Interest receivable		68,083
Redemption fees receivable		430
Other receivables		60,649
Total assets		361,912,559
Liabilities
Payable for investments purchased	$ 12,615,311
Payable for fund shares redeemed	923,247
Accrued management fee	163,556
Distribution fees payable	166,363
Other payables and accrued expenses	72,505
Collateral on securities loaned, at value	23,700,000
Total liabilities		37,640,982
Net Assets		$ 324,271,577
Net Assets consist of:
Paid in capital		$ 297,094,860
Undistributed net investment income		455,505
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,794,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,515,260
Net Assets		$ 324,271,577
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,380,865 ÷ 431,246 shares)		$24.07
Maximum offering price per share (100/94.25 of $24.07)		$25.54
Class T: Net Asset Value and redemption price per share ($245,995,325 ÷ 10,101,697 shares)		$24.35
Maximum offering price per share (100/96.50 of $24.35)		$25.23
Class B: Net Asset Value and offering price per share ($50,684,571 ÷ 2,132,258 shares) A		$23.77
Class C: Net Asset Value and offering price per share ($13,741,039 ÷ 575,438 shares) A		$23.88
Institutional Class: Net Asset Value, offering price and redemption price per share ($3,469,777 ÷ 142,030 shares)		$24.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 4,854,052
Interest		702,559
Security lending		32,527
Total income		5,589,138
Expenses
Management fee	$ 1,964,927
Transfer agent fees	898,246
Distribution fees	1,966,519
Accounting and security lending fees	139,282
Non-interested trustees' compensation	1,168
Custodian fees and expenses	28,101
Registration fees	78,663
Audit	25,224
Legal	3,182
Miscellaneous	6,258
Total expenses before reductions	5,111,570
Expense reductions	(148,881)	4,962,689
Net investment income		626,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $138,833 on sales of investments in affiliated issuers)	22,195,677
Foreign currency transactions	(20,468)	22,175,209
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,098,890
Assets and liabilities in foreign currencies	(469)	4,098,421
Net gain (loss)		26,273,630
Net increase (decrease) in net assets resulting from operations		$ 26,900,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income	$ 626,449	$ 463,885
Net realized gain (loss)	22,175,209	(51,289,494)
Change in net unrealized appreciation (depreciation)	4,098,421	105,678,595
Net increase (decrease) in net assets resulting from operations	26,900,079	54,852,986
Distributions to shareholders From net investment income	(183,357)	(178,918)
From net realized gain	-	(13,935,776)
Total distributions	(183,357)	(14,114,694)
Share transactions - net increase (decrease)	(54,916,981)	(88,632,291)
Redemption fees	195,083	104,288
Total increase (decrease) in net assets	(28,005,176)	(47,789,711)
Net Assets
Beginning of period	352,276,753	400,066,464
End of period (including undistributed net investment income of $455,505 and $28,075, respectively)	$ 324,271,577	$ 352,276,753

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.98	$ 18.94	$ 26.16	$ 25.11	$ 23.65
Income from Investment Operations
Net investment income (loss) D	.10	.07	.06	(.05)	(.00)
Net realized and unrealized gain (loss)	2.06	3.71	(3.33)	2.81	1.46
Total from investment operations	2.16	3.78	(3.27)	2.76	1.46
Less Distributions
From net investment income	(.08)	(.04)	-	(.10)	-
In excess of net investment income	-	-	-	(.04)	-
From net realized gain	-	(.71)	(3.96)	(1.57)	-
Total distributions	(.08)	(.75)	(3.96)	(1.71)	-
Redemption fees added to paid in capital	.01	.01	.01	-	-
Net asset value, end of period	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11
Total Return B, C	9.92%	21.48%	(14.61)%	11.45%	6.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,381	$ 7,801	$ 6,474	$ 6,372	$ 1,609
Ratio of expenses to average net assets	1.26%	1.28%	1.34%	1.71% A, G	1.66% A, G
Ratio of expenses to average net assets after expense reductions	1.21% H	1.23% H	1.30% H	1.68% A, H	1.58% A, H
Ratio of net investment income (loss) to average net assets	.43%	.38%	.28%	(.28)% A	(.01)% A
Portfolio turnover	90%	99%	97%	116% A	137%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.06	.04	.02	(.02)	.00	(.05)
Net realized and unrealized gain (loss)	2.08	3.76	(3.34)	2.83	6.56	2.00
Total from investment operations	2.14	3.80	(3.32)	2.81	6.56	1.95
Less Distributions
From net investment income	(.01)	(.01)	-	(.01)	-	-
In excess of net investment income	-	-	-	(.01)	-	-
From net realized gain	-	(.70)	(3.92)	(1.57)	(.69)	(.26)
Total distributions	(.01)	(.71)	(3.92)	(1.59)	(.69)	(.26)
Redemption fees added to paid in capital	.01	.01	.01	-	-	-
Net asset value, end of period	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25
Total Return B, C	9.69%	21.31%	(14.69)%	11.62%	35.01%	11.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 245,995	$ 283,419	$ 342,347	$ 618,083	$ 602,915	$ 272,979
Ratio of expenses to average net assets	1.41%	1.45%	1.43%	1.47% A	1.59%	1.86% G
Ratio of expenses to average net assets after expense reductions	1.37% H	1.40% H	1.39% H	1.44% A, H	1.56% H	1.84% H
Ratio of net investment income (loss) to average net assets	.27%	.20%	.10%	(.12)% A	.00%	(.30)%
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23	$ 18.87
Income from Investment Operations
Net investment income (loss) D	(.06)	(.06)	(.09)	(.12)	(.15)	(.03)
Net realized and unrealized gain (loss)	2.04	3.68	(3.29)	2.80	6.49	.39
Total from investment operations	1.98	3.62	(3.38)	2.68	6.34	.36
Less Distributions
From net realized gain	-	(.66)	(3.81)	(1.57)	(.69)	-
Redemption fees added to paid in capital	.01	.01	.01	-	-	-
Net asset value, end of period	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23
Total Return B, C	9.14%	20.57%	(15.12)%	11.19%	33.87%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,685	$ 47,792	$ 44,351	$ 59,044	$ 36,106	$ 2,508
Ratio of expenses to average net assets	1.96%	1.99%	1.98%	2.04% A	2.28%	2.23% A, H
Ratio of expenses to average net assets after expense reductions	1.92% I	1.95% I	1.94% I	2.02% A, I	2.24% I	2.21% A, I
Ratio of net investment income (loss) to average net assets	(.28)%	(.34)%	(.41)%	(.67)% A	(.68)%	(.67)% A
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G For the period July 3, 1995 (commencement of sale of Class B shares) to October 31, 1995.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss) D	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	2.04	3.71	(4.15)
Total from investment operations	1.99	3.66	(4.22)
Less Distributions
From net investment income	(.04)	(.01)	-
From net realized gain	-	(.70)	(1.22)
Total distributions	(.04)	(.71)	(1.22)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 23.88	$ 21.92	$ 18.96
Total Return B, C	9.15%	20.72%	(17.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,741	$ 8,761	$ 2,972
Ratio of expenses to average net assets	1.91%	1.94%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.87% G	1.89% G	2.44% A, G
Ratio of net investment income (loss) to average net assets	(.23)%	(.28)%	(.48)% A
Portfolio turnover	90%	99%	97%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27	$ 18.87
Income from Investment Operations
Net investment income (loss) D	.19	.14	.13	.04	.04	(.01)
Net realized and unrealized gain (loss)	2.07	3.76	(3.35)	2.85	6.55	.41
Total from investment operations	2.26	3.90	(3.22)	2.89	6.59	.40
Less Distributions
From net investment income	(.13)	(.07)	(.09)	(.05)	-	-
In excess of net investment income	-	-	-	(.02)	-	-
From net realized gain	-	(.71)	(3.97)	(1.57)	(.69)	-
Total distributions	(.13)	(.78)	(4.06)	(1.64)	(.69)	-
Redemption fees added to paid in capital	.02	.01	.01	-	-	-
Net asset value, end of period	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27
Total Return B, C	10.31%	21.95%	(14.29)%	11.95%	35.13%	2.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,470	$ 4,505	$ 3,922	$ 10,042	$ 9,860	$ 718
Ratio of expenses to average net assets	.86%	.87%	.95%	1.08% A	1.44%	1.68% A, H
Ratio of expenses to average net assets after expense reductions	.82% I	.82% I	.91% I	1.06% A, I	1.39% I	1.66% A, I
Ratio of net investment income (loss) to average net assets	.82%	.78%	.55%	.24% A	.17%	(.13)% A
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G For the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Natural Resources

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $293,093,141 and $347,895,304, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,034	$ 42
Class T	1,340,562	14,084
Class B	492,384	369,835
Class C	112,539	73,329
	$ 1,966,519	$ 457,290

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed

Natural Resources

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 55,886	$ 24,404
Class T	110,147	35,031
Class B	225,694	225,694*
Class C	11,501	11,501*
	$ 403,228	$ 296,630

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,177.35
Class T	685,399.26
Class B	148,063.30
Class C	28,215.25
Institutional Class	7,392.20
	$ 898,246

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $31,436 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $23,008,750. The fund received cash collateral of $23,700,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $145,755 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,126 under this arrangement.

Natural Resources

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Class A	$ 28,413	$ 14,537
Class T	118,452	148,852
Class C	16,896	1,336
Institutional Class	19,596	14,193
Total	$ 183,357	$ 178,918
From net realized gain
Class A	$ -	$ 234,044
Class T	-	11,934,513
Class B	-	1,511,499
Class C	-	111,651
Institutional Class	-	144,069
Total	$ -	$ 13,935,776
	$ 183,357	$ 14,114,694

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	282,058	218,537	$ 6,719,862	$ 4,009,679
Reinvestment of distributions	1,260	15,021	27,004	240,787
Shares redeemed	(206,971)	(220,423)	(4,734,234)	(4,042,409)
Net increase (decrease)	76,347	13,135	$ 2,012,632	$ 208,057
Class T Shares sold	2,815,789	3,047,055	$ 66,391,275	$ 55,714,382
Reinvestment of distributions	5,078	703,210	110,192	11,405,418
Shares redeemed	(5,482,665)	(8,897,934)	(125,788,519)	(157,418,593)
Net increase (decrease)	(2,661,798)	(5,147,669)	$ (59,287,052)	$ (90,298,793)
Class B Shares sold	804,593	979,053	$ 18,850,697	$ 17,717,381
Reinvestment of distributions	-	80,941	-	1,294,263
Shares redeemed	(866,266)	(1,224,137)	(19,693,340)	(21,780,799)
Net increase (decrease)	(61,673)	(164,143)	$ (842,643)	$ (2,769,155)
Class C Shares sold	626,062	408,624	$ 14,528,135	$ 7,488,770
Reinvestment of distributions	614	5,837	13,106	93,864
Shares redeemed	(450,962)	(171,451)	(10,086,666)	(3,264,239)
Net increase (decrease)	175,714	243,010	$ 4,454,575	$ 4,318,395
Institutional Class Shares sold	90,473	107,128	$ 2,172,120	$ 1,948,930
Reinvestment of distributions	553	8,746	11,997	141,597
Shares redeemed	(151,219)	(118,487)	(3,438,610)	(2,181,322)
Net increase (decrease)	(60,193)	(2,613)	$ (1,254,493)	$ (90,795)

Natural Resources

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Camphor Ventures, Inc.	$ -	$ 178,630	$ -	$ -

Natural Resources

Advisor Technology Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - Inst CL	54.16%	335.19%
S&P 500	8.98%	131.80%
GS Technology	51.95%	380.37%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 221 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Technology - Inst CL	54.16%	45.66%
S&P 500	8.98%	23.99%
GS Technology	51.95%	49.39%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $43,519 - a 335.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $48,037 - a 380.37% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Technology Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Larry Rakers, Portfolio Manager of Fidelity
Advisor Technology Fund

Q. How did the fund perform, Larry?

A. For the 12 months that ended July 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 53.76%, 53.41%, 52.57% and 52.60%, respectively. This performance surpassed the 51.95% return of the Goldman Sachs Technology Index - an index of 221 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned 8.98%.

A. For the 12 months that ended July 31, 2000, the fund's Institutional Class shares returned 54.16%. This performance surpassed the 51.95% return of the Goldman Sachs Technology Index - an index of 221 stocks designed to measure the performance of companies in the technology sector - and the Standard & Poor's 500 Index, which returned 8.98%.

Q. Why did technology continue to dominate the investment landscape during the 12-month period?

A. The convergence of voice, data and video all onto a single network has opened the doors for a second industrial revolution. Innovations in information technology have reshaped the face of the domestic economy and permanently altered the way business is conducted. Tech-enabled productivity gains have resulted in lower costs for all sectors of the economy, which has put a lid on inflation and helped lift corporate profits. The markets showed their appreciation of this phenomenon and bid up the stocks of those firms expected to lead the revolution. The message resonated clearly in corporate America as well, evidenced by rising tech-related spending as a share of gross domestic product (GDP).

Q. What allowed the fund to outpace its index at this time?

A. The key was our overexposure to those areas involved in the build-out of Internet infrastructure and the resulting formation of a single network - which is central to enabling broadband services. Our biggest victories were from the telecommunications/optical equipment, networking and semiconductor spaces. Having an emphasis on e-commerce software providers, such as BEA Systems, was another infrastructure strategy that paid off. Underweighting computer hardware - namely IBM - was a good choice, as the group faced a Y2K-related slowdown in corporate demand for personal computers and mainframes. Having raised the earnings growth rate of the portfolio after taking over the fund in January, I also was able to improve its risk/return profile, which served us well during the downside volatility of the spring.

Annual Report

Advisor ________ Fund - Class __
Fund Talk: The Manager's Overview - continued

Q. What other factors proved helpful to performance?

A. We were rewarded for making timely cyclical calls on various electronic components, such as capacitors. Within semiconductors, our focus on communications chips was critical to the fund's success, as the market supported our view on this high-growth area. The real winner for us here was Applied Micro Circuits. Data storage and related technology was another important theme for the fund, with names such as Network Appliance, Brocade and Emulex leading the way. Cisco and Juniper - leading makers of networking gear - were significant contributors, thanks to surging demand for routers, the devices that direct traffic over the Internet. More of these electrical devices are now needed to handle increasing amounts of data streaming toward them from higher-capacity fiber-optic lines. JDS Uniphase and Nortel helped us out from the optical space, while Qualcomm and Ericsson offered strong gains on the wireless front. I sold off Ericsson prior to the close of the period. Underweighting Microsoft further aided relative returns, with the software giant slipping on slow adoption of its Windows 2000 operating system, along with its antitrust dispute with the U.S. government.

Q. What moves didn't work out so well?

A. Unfortunately, we were too defensively postured overall in the fourth quarter of 1999, which prevented us from fully participating in the dramatic run-up enjoyed by many stocks in the sector during this time period. Clearly, the fund's underweighting in top dogs Sun Microsystems, Intel, Oracle and Applied Materials was a mistake, as was taking on a handful of problem stocks such as Electronics for Imaging, Motorola, Citrix and DoubleClick. Lucent was by far the fund's largest absolute detractor, although our underexposure to the stock actually boosted relative performance.

Q. What's your outlook?

A. I feel that demand will accelerate behind a continued rise in productivity, with spending in the sector representing an increasing share of GDP. I'm optimistic because tech stocks tend to perform well in this type of environment. It's up for debate as to where we are exactly in the productivity cycle, but if I were to guess, I'd say we're still in the early innings. With that said, I plan to remain fully invested and continue to look for the highest-growth companies at the best prices I can get for shareholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$3.5 billion

Manager: Larry Rakers, since January 2000; joined Fidelity in 1993

3

Technology

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
Cisco Systems, Inc.	9.4
Nortel Networks Corp.	8.0
Intel Corp.	6.8
SDL, Inc.	5.5
EMC Corp.	3.6
Oracle Corp.	2.8
Sun Microsystems, Inc.	2.6
Hewlett-Packard Co.	2.3
Dell Computer Corp.	2.3
Texas Instruments, Inc.	1.8
45.1
Top Industries as of July 31, 2000
% of fund's net assets
Electronics	25.4%
Communications Equipment	24.0%
Computer Services & Software	19.1%
Computers & Office Equipment	18.9%
Electronic Instruments	1.4%
All Others*	11.2%

* Includes short-term investments and net other assets.

Annual Report

Advisor Technology Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1)
ADVERTISING - 0.7%
DoubleClick, Inc. (a)	684,300	$ 24,592,031
LifeMinders, Inc.	76,400	1,719,000
		26,311,031
BROADCASTING - 0.2%
American Tower Corp. Class A (a)	108,500	4,651,938
Wireless Facilities, Inc.	55,600	3,537,550
		8,189,488
CELLULAR - 1.0%
Crown Castle International Corp. (a)	105,000	3,570,000
LCC International, Inc. (a)	10,000	205,000
QUALCOMM, Inc. (a)	494,000	32,079,125
		35,854,125
COMMUNICATIONS EQUIPMENT - 24.0%
ADC Telecommunications, Inc. (a)	450,000	18,871,875
Andrew Corp. (a)	55,000	1,550,313
Ciena Corp. (a)	310,100	44,072,963
Cisco Systems, Inc. (a)	5,157,300	337,480,805
Comverse Technology, Inc. (a)	102,400	8,985,600
Corning, Inc.	275,000	64,332,813
Corvis Corp.	55,000	4,528,047
Ditech Communications Corp.	258,800	12,390,050
Jabil Circuit, Inc. (a)	346,700	17,356,669
Lucent Technologies, Inc.	1,431,538	62,629,788
Nortel Networks Corp.	3,872,640	288,027,600
		860,226,523
COMPUTER SERVICES & SOFTWARE - 19.1%
Adobe Systems, Inc.	98,400	11,266,800
Aether Systems, Inc.	164,400	27,362,325
Affiliated Computer Services, Inc. Class A (a)	54,800	2,469,425
America Online, Inc. (a)	359,400	19,160,513
Ariba, Inc.	68,000	7,883,750
Art Technology Group, Inc.	340,000	29,580,000
BEA Systems, Inc. (a)	706,600	30,427,963
Blue Martini Software, Inc. (a)	3,100	184,256
BroadVision, Inc. (a)	200,000	7,237,500
Cadence Design Systems, Inc. (a)	300,000	6,262,500
Cambridge Technology Partners, Inc. (a)	284,700	2,677,959
Ceridian Corp. (a)	381,000	8,667,750
Citrix Systems, Inc. (a)	406,000	6,191,500
CNET Networks, Inc. (a)	133,700	4,002,644
Commerce One, Inc.	42,000	1,766,625
Computer Sciences Corp. (a)	29,100	1,818,750
Cysive, Inc.	70,800	1,699,200
Data Return Corp.	61,600	1,578,500
Digital Insight Corp.	184,000	5,761,500

	Shares	Value (Note 1)
DST Systems, Inc. (a)	39,900	$ 3,725,663
Electronic Data Systems Corp.	53,100	2,283,300
Electronics for Imaging, Inc. (a)	142,600	3,110,463
Exodus Communications, Inc. (a)	400,800	17,810,550
Great Plains Software, Inc. (a)	100,000	2,337,500
i2 Technologies, Inc. (a)	121,700	15,790,575
Information Architects Corp. (a)	250,000	1,593,750
InfoSpace.com, Inc. (a)	264,200	8,916,750
Infovista SA sponsored ADR (a)	113,500	2,724,000
Inktomi Corp. (a)	31,400	3,359,800
Intertrust Technologies Corp.	40,000	582,500
Kana Communications, Inc.	96,042	3,529,544
Keynote Systems, Inc.	25,000	948,438
Lante Corp.	99,300	1,880,494
Legato Systems, Inc. (a)	136,900	1,330,497
Mercury Interactive Corp. (a)	55,000	5,459,609
Micromuse, Inc. (a)	277,700	36,027,236
Microsoft Corp. (a)	852,400	59,508,175
National Data Corp.	15,000	412,500
Numerical Technologies, Inc.	35,100	1,636,538
Oracle Corp. (a)	1,322,000	99,397,875
Orbotech Ltd.	25,000	2,059,375
Phone.com, Inc.	444,800	35,528,400
Priceline.com, Inc. (a)	186,000	4,394,250
Proxicom, Inc. (a)	200,000	8,262,500
Puma Technology, Inc. (a)	65,000	1,300,000
Rational Software Corp. (a)	68,000	6,919,000
Razorfish, Inc. Class A (a)	285,000	5,165,625
Redback Networks, Inc. (a)	81,800	10,634,000
Scient Corp. (a)	88,500	4,126,313
Siebel Systems, Inc. (a)	87,600	12,702,000
SilverStream Software, Inc.	175,000	6,671,875
Software.com, Inc.	215,000	21,688,125
Support.com, Inc.	2,400	81,900
Synopsys, Inc. (a)	36,400	1,185,275
Technology Solutions, Inc.	750,000	3,750,000
Tumbleweed Communications Corp.	224,700	10,111,500
Unigraphics Solutions, Inc. Class A (a)	2,100	32,681
Unisys Corp. (a)	293,500	2,879,969
VeriSign, Inc. (a)	163,300	25,913,669
VERITAS Software Corp. (a)	218,875	22,311,570
Viant Corp.	302,400	9,979,200
Vignette Corp. (a)	506,500	17,157,688
Yahoo!, Inc. (a)	192,200	24,733,738
		685,953,870
COMPUTERS & OFFICE EQUIPMENT - 18.9%
Advanced Digital Information Corp. (a)	218,800	3,063,201
Apple Computer, Inc. (a)	296,400	15,060,825
Brocade Communications Systems, Inc. (a)	243,000	43,405,875
Compaq Computer Corp.	808,300	22,682,919
Dell Computer Corp. (a)	1,850,400	81,301,950
Common Stocks - continued
	Shares	Value (Note 1)
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
EMC Corp. (a)	1,533,200	$ 130,513,650
Emulex Corp. (a)	154,800	7,740,000
Extended Systems, Inc. (a)	52,000	3,298,750
Extreme Networks, Inc. (a)	35,000	4,887,422
Finisar Corp.	145,900	3,875,469
Gateway, Inc. (a)	314,800	17,373,025
Hewlett-Packard Co.	765,800	83,615,788
International Business Machines Corp.	405,600	45,604,650
Juniper Networks, Inc. (a)	140,000	19,941,250
Lexmark International Group, Inc. Class A (a)	335,600	15,122,975
MMC Networks, Inc. (a)	181,500	8,972,906
MRV Communications, Inc. (a)	100,000	5,787,500
Network Appliance, Inc. (a)	527,200	45,438,050
Oak Technology, Inc. (a)	125,000	2,875,000
SanDisk Corp. (a)	17,900	1,141,125
SCI Systems, Inc. (a)	116,800	5,358,200
Seagate Technology, Inc. (a)	250,000	12,671,875
Sun Microsystems, Inc. (a)	895,000	94,366,563
Symbol Technologies, Inc.	38,500	1,535,188
		675,634,156
ELECTRICAL EQUIPMENT - 1.3%
Alcatel SA sponsored ADR	461,250	33,728,906
American Power Conversion Corp. (a)	85,300	2,169,819
Cymer, Inc. (a)	30,000	1,361,250
Pinnacle Systems (a)	270,200	2,068,719
Scientific-Atlanta, Inc.	92,000	7,084,000
		46,412,694
ELECTRONIC INSTRUMENTS - 1.4%
Agilent Technologies, Inc.	230,056	9,374,782
Applied Materials, Inc. (a)	21,400	1,623,725
Cohu, Inc.	100,000	1,768,750
Credence Systems Corp. (a)	156,900	6,707,475
KLA-Tencor Corp. (a)	257,000	13,685,250
LAM Research Corp. (a)	132,500	3,875,625
LTX Corp. (a)	114,900	2,527,800
PerkinElmer, Inc.	30,000	1,918,125
Teradyne, Inc. (a)	162,000	10,266,750
		51,748,282
ELECTRONICS - 25.4%
Advanced Energy Industries, Inc. (a)	94,200	4,239,000
Advanced Micro Devices, Inc. (a)	83,900	6,035,556
Altera Corp. (a)	98,900	9,710,744
Amkor Technology, Inc. (a)	40,000	1,100,000
Analog Devices, Inc. (a)	344,400	23,031,750

	Shares	Value (Note 1)
Applied Micro Circuits Corp. (a)	79,000	$ 11,790,750
Atmel Corp. (a)	55,400	1,658,538
Broadcom Corp. Class A (a)	165,900	37,203,075
Chartered Semiconductor Manufacturing Ltd. ADR	88,600	6,379,200
Cree, Inc. (a)	178,700	20,092,581
Dallas Semiconductor Corp.	47,000	1,968,125
Flextronics International Ltd. (a)	125,400	8,877,928
General Semiconductor, Inc. (a)	257,800	3,867,000
GlobeSpan, Inc.	232,900	26,303,144
Infineon Technologies AG sponsored ADR (a)	200	13,600
Intel Corp.	3,641,000	243,036,750
International Rectifier Corp. (a)	128,800	7,124,250
JDS Uniphase Corp. (a)	125,800	14,860,125
Linear Technology Corp.	166,300	9,188,075
LSI Logic Corp. (a)	445,800	15,101,475
Marvell Technology Group Ltd.	177,800	8,123,238
Maxim Integrated Products, Inc. (a)	145,800	9,631,913
Micrel, Inc. (a)	94,000	4,705,875
Microchip Technology, Inc. (a)	37,600	2,610,850
Micron Technology, Inc. (a)	610,400	49,747,600
Motorola, Inc.	240	7,935
National Semiconductor Corp. (a)	3,800	137,513
NVIDIA Corp. (a)	103,800	6,228,000
Plexus Corp. (a)	800	90,250
PMC-Sierra, Inc. (a)	272,200	52,755,763
Power-One, Inc. (a)	40,000	4,722,500
QLogic Corp. (a)	18,400	1,370,800
RF Micro Devices, Inc. (a)	25,000	1,884,375
Samsung Electronics Co. Ltd.	600	158,496
Sanmina Corp. (a)	121,900	11,321,463
SDL, Inc. (a)	570,100	197,860,331
Solectron Corp. (a)	133,400	5,377,688
STMicroelectronics NV (NY Shares)	134,600	7,663,788
Texas Instruments, Inc.	1,119,500	65,700,656
TyCom Ltd.	33,200	1,130,875
Vitesse Semiconductor Corp. (a)	222,000	13,236,750
Xilinx, Inc. (a)	164,460	12,344,779
		908,393,104
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
ASM Lithography Holding NV (a)	270,000	10,732,500
Asyst Technologies, Inc. (a)	75,000	1,809,375
Mattson Technology, Inc. (a)	140,000	2,616,250
PRI Automation, Inc. (a)	38,800	1,770,250
Varian Semiconductor Equipment Associates, Inc. (a)	58,000	2,816,625
		19,745,000
SERVICES - 0.5%
Diamond Technology Partners, Inc. Class A (a)	101,500	9,039,844
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - CONTINUED
Digitas, Inc.	89,400	$ 2,022,675
eLoyalty Corp.	125,000	1,855,469
Media Metrix, Inc. (a)	170,000	4,420,000
Per-Se Technologies, Inc. warrants 7/8/03 (a)	91	0
		17,337,988
TELEPHONE SERVICES - 0.0%
TeraBeam Networks (c)	10,800	40,500
TOTAL COMMON STOCKS (Cost $2,834,073,664)		3,335,846,761
Cash Equivalents - 10.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.45%, dated 7/31/00 due 8/1/00	$ 4,027,722	4,027,000
	Shares
Fidelity Cash Central Fund, 6.57% (b)	264,767,287	264,767,287
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	97,659,109	97,659,109
TOTAL CASH EQUIVALENTS (Cost $366,453,396)		366,453,396
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $3,200,527,060)	3,702,300,157
NET OTHER ASSETS - (3.3)%	(118,225,878)
NET ASSETS - 100%	$ 3,584,074,279
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
TeraBeam Networks	4/7/00	$ 40,500
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $40,500 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Canada	8.0
France	1.0
Others (individually less than 1%)	1.3
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,221,424,728. Net unrealized appreciation aggregated $480,875,429, of which $790,884,529 related to appreciated investment securities and $310,009,100 related to depreciated investment securities.

The fund hereby designates approximately $19,613,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 1%, 1%, 2%, 2% and 1% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Technology

Advisor Technology Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $4,027,000) (cost $3,200,527,060) - See accompanying schedule		$ 3,702,300,157
Cash		859
Receivable for investments sold		64,845,108
Receivable for fund shares sold		10,125,072
Dividends receivable		65,339
Interest receivable		1,394,478
Redemption fees receivable		3,128
Other receivables		74,504
Total assets		3,778,808,645
Liabilities
Payable for investments purchased	$ 85,879,552
Payable for fund shares redeemed	5,711,660
Accrued management fee	1,809,482
Distribution fees payable	2,272,122
Other payables and accrued expenses	1,402,441
Collateral on securities loaned, at value	97,659,109
Total liabilities		194,734,366
Net Assets		$ 3,584,074,279
Net Assets consist of:
Paid in capital		$ 2,940,445,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		141,856,056
Net unrealized appreciation (depreciation) on investments		501,773,097
Net Assets		$ 3,584,074,279
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($388,755,724 ÷ 10,731,440 shares)		$36.23
Maximum offering price per share (100/94.25 of $36.23)		$38.44
Class T: Net Asset Value and redemption price per share ($1,286,375,762 ÷ 35,779,277 shares)		$35.95
Maximum offering price per share (100/96.50 of $35.95)		$37.25
Class B: Net Asset Value and offering price per share ($1,372,523,377 ÷ 38,850,030 shares) A		$35.33
Class C: Net Asset Value and offering price per share ($472,462,329 ÷ 13,349,550 shares) A		$35.39
Institutional Class: Net Asset Value, offering price and redemption price pershare ($63,957,087 ÷ 1,755,439 shares)		$36.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 2,260,119
Interest		11,660,827
Security lending		753,691
Total income		14,674,637
Expenses
Management fee	$ 14,021,602
Transfer agent fees	6,145,435
Distribution fees	17,313,403
Accounting and security lending fees	519,867
Non-interested trustees' compensation	6,785
Custodian fees and expenses	83,078
Registration fees	925,628
Audit	29,306
Legal	10,202
Miscellaneous	20,308
Total expenses before reductions	39,075,614
Expense reductions	(169,344)	38,906,270
Net investment income (loss)		(24,231,633)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	186,239,307
Foreign currency transactions	(530)	186,238,777
Change in net unrealized appreciation (depreciation) on investment securities		380,785,475
Net gain (loss)		567,024,252
Net increase (decrease) in net assets resulting from operations		$ 542,792,619

See accompanying notes which are an integral part of the financial statements.

Annual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ (24,231,633)	$ (3,282,503)
Net realized gain (loss)	186,238,777	51,119,572
Change in net unrealized appreciation (depreciation)	380,785,475	107,259,307
Net increase (decrease) in net assets resulting from operations	542,792,619	155,096,376
Distributions to shareholders from net realized gain	(61,167,152)	-
Share transactions - net increase (decrease)	2,237,686,987	557,638,871
Redemption fees	998,385	259,288
Total increase (decrease) in net assets	2,720,310,839	712,994,535
Net Assets
Beginning of period	863,763,440	150,768,905
End of period	$ 3,584,074,279	$ 863,763,440

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.95	$ 14.88	$ 15.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.19)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	13.04	10.15	.58	6.13
Total from investment operations	12.85	10.06	.50	6.03
Less Distributions
From net realized gain	(1.58)	-	(1.14)	(.08)
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.58)	-	(1.59)	(.08)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Total Return B, C	53.76%	67.67%	4.20%	60.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 388,756	$ 94,621	$ 15,414	$ 7,313
Ratio of expenses to average net assets	1.16%	1.25%	1.39%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.15% G	1.24% G	1.35% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	(.55)%	(.44)%	(.59)%	(.79)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.76	$ 14.80	$ 15.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.27)	(.14)	(.11)	(.11)
Net realized and unrealized gain (loss)	12.96	10.09	.56	6.09
Total from investment operations	12.69	9.95	.45	5.98
Less Distributions
From net realized gain	(1.51)	-	(1.12)	(.08)
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.51)	-	(1.57)	(.08)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Total Return B, C	53.41%	67.30%	3.85%	60.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,376	$ 349,533	$ 90,499	$ 57,624
Ratio of expenses to average net assets	1.38%	1.47%	1.60%	1.92% A
Ratio of expenses to average net assets after expense reductions	1.37% F	1.46% F	1.56% F	1.87% A, F
Ratio of net investment income (loss) to average net assets	(.77)%	(.65)%	(.80)%	(.93)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.44	$ 14.68	$ 15.88	$ 12.88
Income from Investment Operations
Net investment income (loss) D	(.45)	(.26)	(.20)	(.08)
Net realized and unrealized gain (loss)	12.78	10.01	.57	3.08
Total from investment operations	12.33	9.75	.37	3.00
Less Distributions
From net realized gain	(1.45)	-	(1.13)	-
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.45)	-	(1.58)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Total Return B, C	52.57%	66.49%	3.27%	23.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,372,523	$ 298,768	$ 31,041	$ 5,105
Ratio of expenses to average net assets	1.91%	2.01%	2.21%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.91%	2.00% G	2.18% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(1.30)%	(1.19)%	(1.40)%	(1.41)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	12.80	10.03	1.27
Total from investment operations	12.36	9.78	1.10
Less Distributions
From net realized gain	(1.47)	-	(.49)
In excess of net realized gain	-	-	(.20)
Total distributions	(1.47)	-	(.69)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 35.39	$ 24.49	$ 14.70
Total Return B, C	52.60%	66.60%	8.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 472,462	$ 88,120	$ 6,754
Ratio of expenses to average net assets	1.89%	1.97%	2.43% A
Ratio of expenses to average net assets after expense reductions	1.89%	1.96% F	2.41% A, F
Ratio of net investment income (loss) to average net assets	(1.28)%	(1.16)%	(1.64)% A
Portfolio turnover	125%	170%	348%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 14.89	$ 15.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.09)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	13.08	10.19	.55	6.12
Total from investment operations	12.99	10.15	.51	6.06
Less Distributions
From net realized gain	(1.62)	-	(1.15)	(.09)
In excess of net realized gain	-	-	(.46)	-
Total distributions	(1.62)	-	(1.61)	(.09)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Total Return B, C	54.16%	68.23%	4.26%	60.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,957	$ 32,722	$ 7,060	$ 3,598
Ratio of expenses to average net assets	.87%	.98%	1.10%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87%	.97% G	1.07% G	1.44% A, G
Ratio of net investment income (loss) to average net assets	(.26)%	(.17)%	(.30)%	(.50)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $40,500 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,833,800,913 and $2,779,015,445, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 656,285	$ 329
Class T	4,482,592	3,088
Class B	9,162,823	6,872,976
Class C	3,011,703	2,259,677
	$ 17,313,403	$ 9,136,070

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net

Technology

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,815,402	$ 1,403,067
Class T	3,019,339	1,149,922
Class B	1,943,039	1,943,039*
Class C	152,798	152,798*
	$ 7,930,578	$ 4,648,826

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 703,903.27
Class T	2,101,901.23
Class B	2,459,618.27
Class C	743,802.25
Institutional Class	136,211.23
	$ 6,145,435

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $124,819 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $101,555,965. The fund received cash collateral of $97,659,109 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $166,096 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,248 under this arrangement.

Technology

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net realized gain
Class A	$ 7,085,822	$ -
Class T	23,787,352	-
Class B	21,305,447	-
Class C	6,504,599	-
Institutional Class	2,483,932	-
Total	$ 61,167,152	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	8,424,700	3,280,891	$ 295,468,953	$ 74,375,999
Reinvestment of distributions	237,235	-	6,522,431	-
Shares redeemed	(1,723,055)	(524,386)	(61,402,666)	(11,021,514)
Net increase (decrease)	6,938,880	2,756,505	$ 240,588,718	$ 63,354,485
Class T Shares sold	27,387,834	10,904,693	$ 953,611,598	$ 237,438,732
Reinvestment of distributions	830,850	-	22,660,793	-
Shares redeemed	(6,556,121)	(2,903,454)	(226,095,777)	(59,161,752)
Net increase (decrease)	21,662,563	8,001,239	$ 750,176,614	$ 178,276,980
Class B Shares sold	29,573,993	11,234,873	$ 1,007,811,583	$ 250,482,834
Reinvestment of distributions	704,607	-	18,857,957	-
Shares redeemed	(3,655,139)	(1,122,956)	(126,658,754)	(23,194,043)
Net increase (decrease)	26,623,461	10,111,917	$ 900,010,786	$ 227,288,791
Class C Shares sold	11,070,359	3,451,291	$ 381,491,987	$ 76,473,150
Reinvestment of distributions	200,051	-	5,389,654	-
Shares redeemed	(1,519,630)	(311,910)	(52,707,538)	(6,794,753)
Net increase (decrease)	9,750,780	3,139,381	$ 334,174,103	$ 69,678,397
Institutional Class Shares sold	1,525,017	1,121,900	$ 50,459,314	$ 24,772,786
Reinvestment of distributions	67,708	-	1,853,690	-
Shares redeemed	(1,143,598)	(289,655)	(39,576,238)	(5,732,568)
Net increase (decrease)	449,127	832,245	$ 12,736,766	$ 19,040,218

Technology

Advisor Telecommunications & Utilities Growth Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - Inst CL	9.93%	173.00%
S&P 500	8.98%	131.80%
GS Utilities	-0.53%	117.02%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 139 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - Inst CL	9.93%	29.29%
S&P 500	8.98%	23.99%
GS Utilities	-0.53%	21.92%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would have grown to $27,300 - a 173.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,180 - a 131.80% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,702 - a 117.02% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Annual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Peter Saperstone, Portfolio Manager of Fidelity Advisor Telecommunications &
Utilities Growth Fund

Q. How did the fund perform, Peter?

A. For the 12-month period that ended July 31, 2000, the fund's Class A, Class T, Class B, and Class C shares returned 9.59%, 9.41%, 8.77%, and 8.84%, respectively. During the same period, the Goldman Sachs Utilities Index - an index of 139 stocks designed to measure the performance of companies in the utilities sector - posted a loss of 0.53%, while the Standard & Poor's 500 Index returned 8.98%.

A. For the 12-month period that ended July 31, 2000, the fund's Institutional Class shares returned 9.93%. During the same period, the Goldman Sachs Utilities Index - an index of 139 stocks designed to measure the performance of companies in the utilities sector - posted a loss of 0.53%, while the Standard & Poor's 500 Index returned 8.98%.

Q. What factors contributed to the fund's outperformance of the Goldman Sachs index?

A. The largest contributor to the fund's performance was its significant underweighting of large-cap telephone companies - regional Bell operating companies and long-distance companies - compared to the Goldman Sachs index. The stocks of those incumbent companies did not perform well during the period in the face of continued competition, deregulation and new technology. Our underweighted position, along with an overweighted position in cellular and wireless companies, led to the fund's outperformance of its benchmark.

Q. What stocks contributed the most to the fund's performance?

A. Nextel Communications, VoiceStream Wireless and Sprint PCS were the strongest contributors to the fund in terms of performance. These all-digital companies have an advantage over the analog regional Bell operating companies and gained market share as the consumer demand for wireless technology continued to grow. Digital technology offers better transmission quality and costs significantly less to operate than analog technology. Metromedia Fiber also made a strong contribution to the fund. Metromedia - a leading provider of fiber-optic cable and end-to-end optical networks - had a competitive advantage as it pursued its strategy of building in the local telephone market and exploiting an area that was previously a domain of long-distance carriers. Finally, Calpine Corporation and AES, two independent electric power companies that continued to gain market share as they took advantage of deregulation in that industry, made positive contributions to the fund.

Annual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview - continued

Q. Which stocks had disappointing performance?

A. Larger telecommunications stocks such as AT&T, BellSouth and SBC Communications, posted low returns. AT&T was particularly hard hit as a result of increased competition, new technology and deregulation. Increased competition and the introduction of new technologies has led to a decrease in pricing, which has hurt the company's revenue growth. Additionally, Exodus Communications, a Web-hosting company, performed poorly and detracted from the fund's performance. The stock suffered along with many other companies as a result of the NASDAQ correction that began in mid-March and lasted through much of the remainder of the period. However, I still held Exodus because the company has established data centers throughout the U.S., its fundamentals are good and its business outlook is positive.

Q. Did the stock market's volatility cause you to change your investment strategy?

A. No, it didn't. I continued to run the fund with a higher concentration of assets in telecommunications relative to electric utilities. Within telecommunications, I focused on wireless communication companies because I see continued demand for wireless services in the U.S. At the present time, approximately 35% of U.S. households use wireless communications. This is low when compared to the 55% penetration in Europe and Asia. Within wireless, I tended to favor aggressive companies such as Sprint PCS, Nextel and VoiceStream, all of which are 100% digital networks, have been gaining market share in a rapidly growing arena and should benefit further from this expansion.

Q. What is your outlook, Peter?

A. My outlook continues to be positive. I plan to continue to favor telecommunications stocks over traditional utility stocks because of better long-term growth potential. As deregulation continues and new technologies emerge, the incumbent telephone companies will face increased competition and could suffer further loss of market share.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page A-3.

Note to shareholders: Effective September 28, 2000, Tim Cohen became Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund.

Fund Facts

Start date: September 3, 1996

Size: as of July 31, 2000, more than
$656 million

Manager: Peter Saperstone, since 1998; joined Fidelity in 1995

3

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of July 31, 2000
% of fund's net assets
VoiceStream Wireless Corp.	11.1
Sprint Corp. - PCS Group Series 1	9.1
Nextel Communications, Inc. Class A	8.4
Qwest Communications International, Inc.	7.2
BellSouth Corp.	3.9
AT&T Corp. - Wireless Group	3.8
AT&T Corp.	3.4
Nokia AB sponsored ADR	3.4
SBC Communications, Inc.	3.2
Exodus Communications, Inc.	2.7
56.2
Top Industries as of July 31, 2000
% of fund's net assets
Cellular	39.5%
Telephone Services	30.3%
Communications Equipment	6.6%
Electric Utility	5.1%
Computer Services & Software	4.1%
All Others*	14.4%

* Includes short-term investments and net other assets.

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
BROADCASTING - 2.0%
Comcast Corp. Class A (special) (a)	200,000	$ 6,803,125
EchoStar Communications Corp. Class A (a)	47,000	1,853,563
Metro One Telecommunications, Inc. (a)	426,600	4,159,350
WorldQuest Networks, Inc.	24,500	122,500
		12,938,538
CELLULAR - 39.5%
ALLTEL Corp.	36,600	2,255,475
AT&T Corp. - Wireless Group	900,000	24,750,000
China Mobile (Hong Kong) Ltd. (a)	1,877,000	15,649,487
China Unicom Ltd. sponsored ADR (a)	450,000	10,603,125
Crown Castle International Corp. (a)	101,400	3,447,600
Dobson Communications Corp. Class A	114,700	2,509,063
Nextel Communications, Inc. Class A (a)	990,200	55,389,313
SBA Communications Corp. Class A	165,800	7,481,725
Sprint Corp. - PCS Group Series 1 (a)	1,081,300	59,741,825
Telephone & Data Systems, Inc.	23,000	2,561,625
Telesp Celular Participacoes SA ADR	39,600	1,492,425
Triton PCS Holdings, Inc. Class A	21,200	1,063,975
VoiceStream Wireless Corp. (a)	566,240	72,620,276
		259,565,914
COMMUNICATIONS EQUIPMENT - 6.6%
Comverse Technology, Inc. (a)	75,000	6,581,250
Corvis Corp.	3,000	246,984
Lexent, Inc.	51,600	1,373,850
Nokia AB sponsored ADR	500,000	22,156,250
Nortel Networks Corp.	173,684	12,917,748
		43,276,082
COMPUTER SERVICES & SOFTWARE - 4.1%
Covad Communications Group, Inc. (a)	541,400	8,933,100
Exodus Communications, Inc. (a)	400,000	17,775,000
		26,708,100
ELECTRIC UTILITY - 5.1%
AES Corp. (a)	214,000	11,435,625
Calpine Corp. (a)	60,000	4,275,000
Citizens Communications Co. (a)	898,900	15,056,575
IPALCO Enterprises, Inc.	127,300	2,880,163
		33,647,363
ELECTRICAL EQUIPMENT - 0.6%
Alcatel SA sponsored ADR	50,000	3,656,250

	Shares	Value (Note 1)
ELECTRONICS - 1.6%
Samsung Electronics Co. Ltd. unit	72,000	$ 10,314,000
TyCom Ltd.	12,200	415,563
		10,729,563
GAS - 1.4%
Dynegy, Inc. Class A	52,871	3,720,796
Kinder Morgan, Inc.	169,900	5,776,600
		9,497,396
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Pinnacle Holdings, Inc. (a)	267,400	15,024,538
SERVICES - 0.4%
Universal Access, Inc.	99,100	2,737,638
TELEPHONE SERVICES - 30.3%
Alaska Communication Systems Group, Inc.	59,500	565,250
Allegiance Telecom, Inc. (a)	188,800	10,490,200
AT&T Corp.	718,764	22,236,761
BCE, Inc.	110,600	2,513,636
BellSouth Corp.	646,000	25,718,875
Global Crossing Ltd. (a)	451,800	10,984,388
ITXC Corp.	39,800	721,375
Level 3 Communications, Inc. (a)	177,400	12,140,813
McLeodUSA, Inc. Class A (a)	804,400	13,624,525
Metromedia Fiber Network, Inc. Class A (a)	299,200	10,509,400
NEXTLINK Communications, Inc. Class A (a)	42,400	1,401,850
Qwest Communications International, Inc. (a)	1,004,195	47,134,403
SBC Communications, Inc.	499,115	21,243,582
Time Warner Telecom, Inc. Class A (a)	235,300	14,573,894
TRICOM SA sponsored ADR (a)	79,800	1,236,900
Z-Tel Technologies, Inc.	489,000	3,636,938
		198,732,790
TOTAL COMMON STOCKS (Cost $625,039,002)		616,514,172
Cash Equivalents - 7.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.57% (b)	38,764,304	$ 38,764,304
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	11,523,600	11,523,600
TOTAL CASH EQUIVALENTS (Cost $50,287,904)		50,287,904
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $675,326,906)		666,802,076
NET OTHER ASSETS - (1.6)%		(10,493,567)
NET ASSETS - 100%		$ 656,308,509
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Hong Kong	4.0
Finland	3.4
Canada	2.4
Bermuda	1.7
Korea (South)	1.6
Others (individually less than 1%)	1.0
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $680,280,377. Net unrealized depreciation aggregated $13,478,301, of which $63,333,223 related to appreciated investment securities and $76,811,524 related to depreciated investment securities.

The fund hereby designates approximately $3,072,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 21%, 22%, 25%, 26% and 16% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund
Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (cost $675,326,906) - See accompanying schedule		$ 666,802,076
Receivable for investments sold		12,513,993
Receivable for fund shares sold		3,601,299
Dividends receivable		494,474
Interest receivable		266,069
Redemption fees receivable		132
Other receivables		18,147
Total assets		683,696,190
Liabilities
Payable for investments purchased	$ 13,930,119
Payable for fund shares redeemed	903,067
Accrued management fee	336,104
Distribution fees payable	426,092
Other payables and accrued expenses	268,699
Collateral on securities loaned, at value	11,523,600
Total liabilities		27,387,681
Net Assets		$ 656,308,509
Net Assets consist of:
Paid in capital		$ 653,332,331
Undistributed net investment income		7,856,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,644,922
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,524,907)
Net Assets		$ 656,308,509
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,609,563 ÷ 2,922,834 shares)		$21.08
Maximum offering price per share (100/94.25 of $21.08)		$22.37
Class T: Net Asset Value and redemption price per share ($225,415,117 ÷ 10,730,396 shares)		$21.01
Maximum offering price per share (100/96.50 of $21.01)		$21.77
Class B: Net Asset Value and offering price per share ($242,887,954 ÷ 11,721,567 shares) A		$20.72
Class C: Net Asset Value and offering price per share ($107,332,008 ÷ 5,182,093 shares) A		$20.71
Institutional Class: Net Asset Value, offering price and redemption price per share ($19,063,867 ÷ 899,465 shares)		$21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2000
Investment Income Dividends		$ 2,912,905
Special dividend from BCE, Inc.		9,825,872
Interest		1,869,586
Security lending		227,884
Total income		14,836,247
Expenses
Management fee	$ 2,404,253
Transfer agent fees	1,040,778
Distribution fees	3,033,976
Accounting and security lending fees	154,042
Non-interested trustees' compensation	1,155
Custodian fees and expenses	23,250
Registration fees	268,815
Audit	23,688
Legal	1,780
Miscellaneous	3,725
Total expenses before reductions	6,955,462
Expense reductions	(123,730)	6,831,732
Net investment income		8,004,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,829,494
Foreign currency transactions	(16,589)	5,812,905
Change in net unrealized appreciation (depreciation) on:
Investment securities	(29,591,053)
Assets and liabilities in foreign currencies	(77)	(29,591,130)
Net gain (loss)		(23,778,225)
Net increase (decrease) in net assets resulting from operations		$ (15,773,710)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended July 31, 2000	Year ended July 31, 1999
Operations Net investment income (loss)	$ 8,004,515	$ (97,227)
Net realized gain (loss)	5,812,905	8,970,907
Change in net unrealized appreciation (depreciation)	(29,591,130)	18,386,120
Net increase (decrease) in net assets resulting from operations	(15,773,710)	27,259,800
Distributions to shareholders From net investment income	(131,762)	-
From net realized gain	(9,708,813)	(3,437,371)
Total distributions	(9,840,575)	(3,437,371)
Share transactions - net increase (decrease)	506,119,403	108,825,089
Redemption fees	184,716	29,790
Total increase (decrease) in net assets	480,689,834	132,677,308
Net Assets
Beginning of period	175,618,675	42,941,367
End of period (including undistributed net investment income of $7,856,163 and $0, respectively)	$ 656,308,509	$ 175,618,675

Financial Highlights - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.31	$ 16.00	$ 13.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.53 H	.05	(.02)	.12
Net realized and unrealized gain (loss)	1.29 I	5.45	4.19	3.09
Total from investment operations	1.82	5.50	4.17	3.21
Less Distributions
From net investment income	(.05)	-	(.04)	(.03)
From net realized gain	(1.01)	(1.20)	(1.21)	(.11)
Total distributions	(1.06)	(1.20)	(1.25)	(.14)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Total Return B, C	9.59%	38.83%	33.99%	32.36%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,610	$ 14,400	$ 3,186	$ 531
Ratio of expenses to average net assets	1.20%	1.34%	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.17% G	1.32% G	1.72% G	1.75% A
Ratio of net investment income (loss) to average net assets	2.39%	.30%	(.11)%	1.09% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 15.95	$ 13.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.47 H	.01	(.04)	.08
Net realized and unrealized gain (loss)	1.31 I	5.43	4.17	3.09
Total from investment operations	1.78	5.44	4.13	3.17
Less Distributions
From net investment income	(.01)	-	(.03)	(.03)
From net realized gain	(1.00)	(1.17)	(1.19)	(.11)
Total distributions	(1.01)	(1.17)	(1.22)	(.14)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Total Return B, C	9.41%	38.45%	33.72%	31.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 225,415	$ 65,085	$ 19,918	$ 7,085
Ratio of expenses to average net assets	1.44%	1.58%	1.94%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.41% G	1.55% G	1.90% G	2.00% A
Ratio of net investment income (loss) to average net assets	2.16%	.07%	(.23)%	.79% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 15.83	$ 13.01	$ 11.76
Income from Investment Operations
Net investment income (loss) D	.35 H	(.08)	(.13)	.02
Net realized and unrealized gain (loss)	1.29 I	5.39	4.16	1.23
Total from investment operations	1.64	5.31	4.03	1.25
Less Distributions
From net investment income	-	-	(.03)	-
From net realized gain	(.95)	(1.13)	(1.19)	-
Total distributions	(.95)	(1.13)	(1.22)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Total Return B, C	8.77%	37.76%	32.97%	10.63%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 242,888	$ 65,645	$ 12,919	$ 2,039
Ratio of expenses to average net assets	1.96%	2.08%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% G	2.05% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	1.63%	(.43)%	(.85)%	.32% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) D	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	1.29I	5.38	3.16
Total from investment operations	1.65	5.30	3.06
Less Distributions
From net investment income	-	-	(.02)
From net realized gain	(.96)	(1.15)	(1.10)
Total distributions	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 20.71	$ 20.01	$ 15.85
Total Return B, C	8.84%	37.72%	23.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 107,332	$ 23,524	$ 3,489
Ratio of expenses to average net assets	1.93%	2.07%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% G	2.04% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	1.66%	(.43)%	(.91)% A
Portfolio turnover	172%	149%	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Institutional Class

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.38	$ 16.02	$ 13.09	$ 10.00
Income from Investment Operations
Net investment income D	.60H	.11	.04	.14
Net realized and unrealized gain (loss)	1.29I	5.46	4.17	3.10
Total from investment operations	1.89	5.57	4.21	3.24
Less Distributions
From net investment income	(.08)	-	(.07)	(.04)
From net realized gain	(1.01)	(1.22)	(1.22)	(.11)
Total distributions	(1.09)	(1.22)	(1.29)	(.15)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Total Return B, C	9.93%	39.31%	34.36%	32.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,064	$ 6,963	$ 3,430	$ 2,246
Ratio of expenses to average net assets	.88%	1.02%	1.46%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.85% G	.99% G	1.43% G	1.50% A
Ratio of net investment income to average net assets	2.71%	.63%	.30%	1.29% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,144,552,337 and $671,262,517, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 94,055	$ 40
Class T	722,136	327
Class B	1,556,711	1,167,618
Class C	661,074	519,752
	$ 3,033,976	$ 1,687,737

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions

Telecommunications & Utilities Growth

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 533,580	$ 273,574
Class T	695,524	254,546
Class B	326,386	326,386*
Class C	28,660	28,660*
	$ 1,584,150	$ 883,166

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 96,455.26
Class T	349,316.24
Class B	414,578.27
Class C	154,269.23
Institutional Class	26,160.19
	$ 1,040,778

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,979 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $11,481,742. The fund received cash collateral of $11,523,600 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $121,645 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,085 under this arrangement.

Telecommunications & Utilities Growth

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2000	1999
From net investment income
Class A	$ 50,727	$ -
Class T	44,737	-
Class B	-	-
Class C	-	-
Institutional Class	36,298	-
Total	$ 131,762	$ -
From net realized gain
Class A	$ 861,222	$ 267,451
Class T	3,344,354	1,516,237
Class B	3,638,195	1,080,984
Class C	1,410,079	311,856
Institutional Class	454,963	260,843
Total	$ 9,708,813	$ 3,437,371
	$ 9,840,575	$ 3,437,371

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31,	Year ended July 31,	Year ended July 31,	Year ended July 31,
	2000	1999	2000	1999

Class A Shares sold	2,565,037	610,783	$ 57,561,045	$ 10,991,149
Reinvestment of distributions	41,815	17,188	806,725	223,588
Shares redeemed	(393,127)	(117,917)	(8,744,396)	(1,971,798)
Net increase (decrease)	2,213,725	510,054	$ 49,623,374	$ 9,242,939
Class T Shares sold	9,308,596	2,535,015	$ 208,570,308	$ 45,737,017
Reinvestment of distributions	164,097	110,405	3,148,401	1,432,350
Shares redeemed	(1,959,118)	(677,022)	(42,565,130)	(11,443,758)
Net increase (decrease)	7,513,575	1,968,398	$ 169,153,579	$ 35,725,609
Class B Shares sold	9,362,252	2,681,105	$ 206,438,662	$ 47,915,404
Reinvestment of distributions	148,897	65,772	2,811,062	845,886
Shares redeemed	(1,069,319)	(283,363)	(23,089,637)	(4,722,842)
Net increase (decrease)	8,441,830	2,463,514	$ 186,160,087	$ 44,038,448
Class C Shares sold	4,421,163	1,045,991	$ 97,339,055	$ 19,125,937
Reinvestment of distributions	57,275	17,797	1,081,246	228,735
Shares redeemed	(472,031)	(108,216)	(10,178,423)	(1,876,189)
Net increase (decrease)	4,006,407	955,572	$ 88,241,878	$ 17,478,483
Institutional Class Shares sold	769,831	170,875	$ 17,282,002	$ 3,122,693
Reinvestment of distributions	17,930	18,455	342,839	240,109
Shares redeemed	(230,031)	(61,672)	(4,684,356)	(1,023,192)
Net increase (decrease)	557,730	127,658	$ 12,940,485	$ 2,339,610

Telecommunications & Utilities Growth

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund), (the funds), each a fund of Fidelity Advisor Series VII (the Trust), including the portfolios of investments, as of July 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund as of July 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Institutional Class
Fund	Pay Date	Record Date	Dividends	Capital Gains
Consumer Industries	9/11/00	9/8/00	-	-
Cyclical Industries	9/11/00	9/8/00	$0.03	$0.33
Financial Services	9/11/00	9/8/00	$0.15	-
Health Care	9/11/00	9/8/00	-	$0.81
Natural Resources	9/11/00	9/8/00	$0.13	-
Technology	9/11/00	9/8/00	-	$1.67
Telecommunications & Utilities Growth	9/11/00	9/8/00	$0.30	$0.26

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Matthew N. Karstetter, Deputy Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

* Custodian for Fidelity Advisor Natural Resources Fund only

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

Focus Funds

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications &
Utilities Growth Fund

Growth Funds

Fidelity Advisor Korea Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital
Appreciation Fund

Fidelity Advisor International Capital
Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant ® Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth Opportunities Fund

Growth and Income Funds

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Taxable Income Funds

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor High Income Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

Municipal Funds

Fidelity Advisor Municipal Income Fund

Money Market Funds

Prime Fund

Treasury Fund

Tax-Exempt Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

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